Wilton Reassurance Life
Co of New York
Separate Account A

Financial Statements as of December 31, 2022 and for
the years ended December 31, 2022 and 2021 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Company of New York and the contractholders of
Wilton Reassurance Life Co of New York Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets for each of the sub-accounts of Wilton Reassurance Life Co of New York Separate Account A (the “Account”) listed in Appendix A as of December 31, 2022, the related statement of operations, statements of changes in net assets, and financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2022, and the results of their operations, changes in their net assets, and financial highlights for each of the periods presented in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

April 10, 2023

We have served as the auditor of Wilton Reassurance Life Co of New York Separate Account A since 1995.

Wilton Reassurance Life of New York Separate Account A                       Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alliance Bernstein VPS International Value Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Allspring VT Index Asset Allocation Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Allspring VT Opportunity Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Academic Strategies Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Advanced Strategies	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Moderate Multi-Asset Portfolio@@	—	—	—	—
AST Balanced Asset Allocation**	—	—	—	—
AST BlackRock Global Strategies**	—	—	—	—
AST BlackRock Low Duration Bond@	—	—	—	—
AST BlackRock/Loomis Sayles Bond@	—	—	—	—
AST Bond Portfolio 2021 ^	—	—	—	—
AST Bond Portfolio 2022**	—	—	—	—
AST Bond Portfolio 2023**	—	—	—	—
AST Bond Portfolio 2024**	—	—	—	—
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026**	—	—	—	—
AST Bond Portfolio 2027**	—	—	—	—
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030**	—	—	—	—
AST Bond Portfolio 2031**	—	—	—	—
AST Bond Portfolio 2032**	—	—	—	—
AST Bond Portfolio 2033^^	—	—	—	—
AST Capital Growth Asset Allocation**	—	—	—	—
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty**	—	—	—	—
AST Cohen & Steers Realty**	—	—	—	—
AST Core Fixed Income**	—	—	—	—
AST Emerging Markets Equity**	—	—	—	—
AST Global Bond**	—	—	—	—
AST Goldman Sachs Small-Cap Value##	—	—	—	—
AST Government Money Market	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST High Yield**	—	—	—	—
AST International Growth	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST International Value**	—	—	—	—
AST Investment Grade Bond**	—	—	—	—
AST J.P. Morgan Global Thematic**	—	—	—	—
AST J.P. Morgan International Equity**	—	—	—	—
AST J.P. Morgan Tactical Preservation Portfolio	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Jennison Large-Cap Growth##	—	—	—	—
AST Large-Cap Core**	—	—	—	—
AST Large-Cap Value***	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Loomis Sayles Large-Cap Growth	—	For the Period January 1, 2022 to June 13, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#	Four Years Ended December 31, 2021 and for the Period January 1, 2022 to June 13, 2022#
AST MFS Global Equity**	—	—	—	—
AST MFS Growth Allocation**	—	—	—	—
AST MFS Growth##	—	—	—	—

                                             Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST MFS Large-Cap Value@	—	—	—	—
AST Mid-Cap Growth	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Preservation Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Prudential Core Bond@	—	—	—	—
AST Prudential Growth Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth***	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Small-Cap Growth Opportunities	—	For the Period January 1, 2022 to September 12, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to September 12, 2022#	Four Years Ended December 31, 2021 and for the Period January 1, 2022 to September 12, 2022#
AST Small-Cap Value**	—	—	—	—
AST T. Rowe Price Asset Allocation	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST Large-Cap Growth Portfolio	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AST T. Rowe Price Large-Cap Value	—	For the Period January 1, 2022 to February 14, 2022#	For the Year Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#	Four Years Ended December 31, 2021 and for the Period January 1, 2022 to February 14, 2022#
AST T. Rowe Price Natural Resources**	—	—	—	—
AST Wellington Management Hedged Equity**	—	—	—	—
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
BNY Mellon VIF Appreciation Initial Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
BNY Mellon VIF Government Money Market	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Delaware VIP Small Cap Value Series Standard Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Capital Growth VIP Class A**	—	—	—	—
DWS Core Equity VIP Class A**	—	—	—	—
DWS CROCI® International VIP Class A**	—	—	—	—
DWS Global Income Builder VIP Class A**	—	—	—	—
DWS Global Small Cap VIP Class A**	—	—	—	—
DWS Government Money Market VIP Class A**	—	—	—	—
DWS Small Mid Cap Growth VIP Class A**	—	—	—	—
Fidelity VIP Contrafund Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Contrafund Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Equity-Income Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Freedom Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Government Money Market Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

                                             Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP Government Money Market Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth & Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth Opportunities Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP High Income Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP High Income Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Index 500 Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Index 500 Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Mid Cap Service Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity VIP Overseas Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin DynaTech VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Growth and Income VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Income VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Large Cap Growth VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Mutual Global Discovery VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Mutual Shares VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Small Cap Value VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin U.S. Government Securities VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Franchise Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Franchise Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Value Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Value Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Capital Appreciation Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Capital Appreciation Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Comstock Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Comstock Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

                                             Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Conservative Balanced Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Bond Series I	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and the Period January 1, 2022 to April 29, 2022#
Invesco V.I. Core Bond Series II	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and the Period January 1, 2022 to April 29, 2022#
Invesco V.I. Core Equity Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Equity Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Plus Bond Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Plus Bond Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Diversified Dividend Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Diversified Dividend Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Series I	December 31, 2022	December 31, 2022	For the Period April 29, 2022* to December 31, 2022	For the Period April 29, 2022* to December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Series II	December 31, 2022	December 31, 2022	For the Period April 29, 2022* to December 31, 2022	For the Period April 29, 2022* to December 31, 2022
Invesco V.I. Equity and Income Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Equity and Income Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. EQV International Equity Fund Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. EQV International Equity Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Core Equity Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Core Equity Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Strategic Income Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Strategic Income Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Money Market Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Money Market Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Securities Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Securities Series II**	—	—	—	—
Invesco V.I. Growth and Income Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. High Yield Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

                                             Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. High Yield Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Mid Cap Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Mid Cap Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Small Cap Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Small Cap Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. S&P 500 Index Series I	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and for the period January 1, 2022 to April 29, 2022#	Four Years Ended December 2021 and for the period January 1, 2022 to April 29, 2022#
Invesco V.I. S&P 500 Index Series II	—	For the Period January 1, 2022 to April 29, 2022#	For the Year Ended December 31, 2021 and for the period January 1, 2022 to April 29, 2022#	Four Years Ended December 2021 and for the period January 1, 2022 to April 29, 2022#
Invesco V.I. Technology Series I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Technology Series II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Bond Debenture	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Fundamental Equity	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Growth and Income	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Growth Opportunities	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Lord Abbett Mid Cap Stock	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
LVIP Delaware Smid Cap Core Series Standard Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT High Yield Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Investors Trust Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT New Discovery Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS VIT Total Return Bond Initial Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Discovery Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Discovery Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Franchise Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Global Strategist Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

                                             Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF Global Strategist Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Growth Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Growth Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Real Return Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Total Return Advisor Class	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Profund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Diversified Income Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Focused International Equity Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT George Putnam Balanced Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Global Asset Allocation Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Global Health Care Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Government Money Market Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Growth Opportunities Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT High Yield Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Income Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT International Equity Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT International Value Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Large Cap Value Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Mortgage Securities Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

                                             Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT Multi-Cap Core Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Research Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Small Cap Growth Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Small Cap Value Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Sustainable Future Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT Sustainable Leaders Class IB	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Templeton Developing Markets VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Templeton Foreign VIP Class 2	December 31, 2022	December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

* represents the date sub-account commenced operations
# represents the date sub-account ceased operations
** sub-account was available but did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022
*** sub-account was available but did not have net assets at December 31, 2021 and did not have any activity for the year/ period ended December 31, 2021
^^ sub-account commenced operations on January 3, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022
@@ sub-account ceased operations on December 5, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022
## sub-account ceased operations on June 13, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022
@ sub-account ceased operations on February 14, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022
^ sub-account ceased operations on January 3, 2022, and did not have net assets at December 31, 2022 and did not have any activity for the year/ period ended December 31, 2022

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Growth	VPS International	VPS Large	VPS Small/	Index
	& Income	Value	Cap Growth	Mid Value	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
ASSETS
Investments, at fair value	$1,633,626	$118,369	$1,428,341	$357,411	$157,136
Total assets	$1,633,626	$118,369	$1,428,341	$357,411	$157,136
NET ASSETS
Accumulation units	$1,608,275	$118,369	$1,417,719	$357,411	$157,136
Contracts in payout (annuitization) period	25,351	—	10,622	—	—
Total net assets	$1,633,626	$118,369	$1,428,341	$357,411	$157,136
FUND SHARE INFORMATION
Number of shares	57,603	9,176	26,723	21,807	9,432
Cost of investments	$1,494,797	$153,930	$1,564,653	$378,206	$148,068
UNIT VALUE (1)
Lowest	$29.36	$9.44	$22.70	$41.62	$26.32
Highest	$39.38	$10.51	$51.09	$46.91	$26.32

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Growth	VPS International	VPS Large	VPS Small/	Index
	& Income	Value	Cap Growth	Mid Value	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$18,461	$5,144	$—	$3,252	$1,061
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(24,334)	(1,993)	(25,207)	(6,617)	(1,932)
Administrative expense	(2,286)	(236)	(2,697)	(754)	(168)
Net investment income (loss)	(8,159)	2,915	(27,904)	(4,119)	(1,039)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	212,331	11,395	82,792	46,595	3,860
Cost of investments sold	165,886	13,955	78,777	42,298	3,242
Realized gains (losses) on fund shares:	46,445	(2,560)	4,015	4,297	618
Realized gain distributions	273,533	1	205,689	58,532	19,477
Net realized gains (losses)	319,978	(2,559)	209,704	62,829	20,095
Change in unrealized gains (losses)	(427,378)	(23,258)	(806,692)	(139,570)	(53,903)
Net realized and change in
unrealized gains (losses) on investments	(107,400)	(25,817)	(596,988)	(76,741)	(33,808)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(115,559)	$(22,902)	$(624,892)	$(80,860)	$(34,847)
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Growth
ASSETS
Investments, at fair value	$31,413	$16,940	$21,484	$5,318	$1,968
Total assets	$31,413	$16,940	$21,484	$5,318	$1,968
NET ASSETS
Accumulation units	$31,413	$16,940	$21,484	$5,318	$1,968
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$31,413	$16,940	$21,484	$5,318	$1,968
FUND SHARE INFORMATION
Number of shares	1,407	1,036	946	5,318	91
Cost of investments	$30,473	$9,055	$9,950	$5,318	$691
UNIT VALUE (1)
Lowest	$17.77	$10.44	$15.20	$7.05	$10.97
Highest	$17.77	$16.69	$23.52	$9.43	$22.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1	$1	$87	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(394)	(359)	(363)	(84)	(26)
Administrative expense	(34)	(28)	(34)	(13)	(3)
Net investment income (loss)	(428)	(386)	(396)	(10)	(29)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,370	1,627	414	4,127	33
Cost of investments sold	2,053	856	181	4,127	11
Realized gains (losses) on fund shares:	317	771	233	—	22
Realized gain distributions	6,686	—	—	—	—
Net realized gains (losses)	7,003	771	233	—	22
Change in unrealized gains (losses)	(15,684)	(3,626)	(4,574)	—	(826)
Net realized and change in
unrealized gains (losses) on investments	(8,681)	(2,855)	(4,341)	—	(804)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,109)	$(3,241)	$(4,737)	$(10)	$(833)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST				AST
	J.P. Morgan		AST		Neuberger
	Tactical	AST	Loomis Sayles	AST	Berman/LSV
	Preservation	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Value*	Growth*	Growth	Value
ASSETS
Investments, at fair value	$15,710	$3,847	$—	$4,431	$6,698
Total assets	$15,710	$3,847	$—	$4,431	$6,698
NET ASSETS
Accumulation units	$15,710	$3,847	$—	$4,431	$6,698
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$15,710	$3,847	$—	$4,431	$6,698
FUND SHARE INFORMATION
Number of shares	746	88	—	367	157
Cost of investments	$10,124	$3,990	$—	$2,716	$2,369
UNIT VALUE (1)
Lowest	$11.70	$17.48	$—	$20.86	$19.46
Highest	$16.22	$38.57	$—	$33.59	$37.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST				AST
	J.P. Morgan		AST		Neuberger
	Tactical	AST	Loomis Sayles	AST	Berman/LSV
	Preservation	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Value*	Growth*	Growth	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(263)	(42)	(61)	(61)	(83)
Administrative expense	(25)	(6)	(7)	(7)	(11)
Net investment income (loss)	(288)	(48)	(68)	(68)	(94)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	301	55	9,139	77	108
Cost of investments sold	186	57	2,579	43	38
Realized gains (losses) on fund shares:	115	(2)	6,560	34	70
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	115	(2)	6,560	34	70
Change in unrealized gains (losses)	(3,087)	(142)	(10,033)	(2,044)	(643)
Net realized and change in
unrealized gains (losses) on investments	(2,972)	(144)	(3,473)	(2,010)	(573)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,260)	$(192)	$(3,541)	$(2,078)	$(667)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST	AST		AST	AST
	Preservation	Prudential	AST	Small-Cap	T. Rowe Price
	Asset	Growth	Small-Cap	Growth	Asset
	Allocation	Allocation	Growth	Opportunities*	Allocation
ASSETS
Investments, at fair value	$52,358	$42,989	$4,095	$—	$58,961
Total assets	$52,358	$42,989	$4,095	$—	$58,961
NET ASSETS
Accumulation units	$52,358	$42,989	$4,095	$—	$58,961
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$52,358	$42,989	$4,095	$—	$58,961
FUND SHARE INFORMATION
Number of shares	2,965	2,331	69	—	1,663
Cost of investments	$33,612	$42,271	$4,441	$—	$57,875
UNIT VALUE (1)
Lowest	$12.32	$12.07	$23.02	$—	$15.14
Highest	$16.32	$21.52	$40.75	$—	$22.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST	AST		AST	AST
	Preservation	Prudential	AST	Small-Cap	T. Rowe Price
	Asset	Growth	Small-Cap	Growth	Asset
	Allocation	Allocation	Growth	Opportunities*	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(737)	(1,284)	(16)	(40)	(1,612)
Administrative expense	(83)	(121)	(2)	(5)	(152)
Net investment income (loss)	(820)	(1,404)	(18)	(45)	(1,764)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	880	109,395	26	4,519	123,736
Cost of investments sold	535	103,619	29	1,710	118,772
Realized gains (losses) on fund shares:	345	5,776	(3)	2,809	4,964
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	345	5,776	(3)	2,809	4,964
Change in unrealized gains (losses)	(10,151)	(29,937)	(346)	(4,321)	(31,470)
Net realized and change in
unrealized gains (losses) on investments	(9,806)	(24,161)	(349)	(1,512)	(26,506)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(10,626)	$(25,565)	$(367)	$(1,557)	$(28,270)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	AST	AST		BNY Mellon
	Large-Cap	T. Rowe Price	BNY Mellon	Sustainable U.S.	BNY Mellon VIF
	Growth	Large-Cap	Stock Index	Equity Portfolio,	Appreciation
	Portfolio	Value*	Fund, Inc.	Inc	Initial Shares
ASSETS
Investments, at fair value	$8,563	$—	$1,540,606	$127,306	$166,220
Total assets	$8,563	$—	$1,540,606	$127,306	$166,220
NET ASSETS
Accumulation units	$8,563	$—	$1,516,937	$127,306	$166,220
Contracts in payout (annuitization) period	—	—	23,669	—	—
Total net assets	$8,563	$—	$1,540,606	$127,306	$166,220
FUND SHARE INFORMATION
Number of shares	170	—	26,649	3,051	5,206
Cost of investments	$8,979	$—	$1,040,555	$101,882	$187,743
UNIT VALUE (1)
Lowest	$29.16	$—	$30.14	$21.05	$32.43
Highest	$48.38	$—	$30.14	$21.05	$32.43

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	AST	AST		BNY Mellon
	Large-Cap	T. Rowe Price	BNY Mellon	Sustainable U.S.	BNY Mellon VIF
	Growth	Large-Cap	Stock Index	Equity Portfolio,	Appreciation
	Portfolio	Value*	Fund, Inc.	Inc	Initial Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$22,471	$728	$1,304
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(63)	(6)	(19,325)	(1,607)	(2,393)
Administrative expense	(8)	(1)	(1,681)	(140)	(208)
Net investment income (loss)	(71)	(7)	1,465	(1,019)	(1,297)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	88	4,054	142,327	3,159	111,554
Cost of investments sold	88	2,872	90,730	2,362	131,487
Realized gains (losses) on fund shares:	—	1,182	51,597	797	(19,933)
Realized gain distributions	—	—	146,299	9,964	72,029
Net realized gains (losses)	—	1,182	197,896	10,761	52,096
Change in unrealized gains (losses)	(415)	(1,150)	(587,713)	(49,964)	(111,882)
Net realized and change in
unrealized gains (losses) on investments	(415)	32	(389,817)	(39,203)	(59,786)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(486)	$25	$(388,352)	$(40,222)	$(61,083)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

		Delaware VIP
	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Government	Value Series	Contrafund	Contrafund	Equity-Income
	Money Market	Standard Class	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$183,259	$672,977	$1,105,434	$1,322,500	$876,438
Total assets	$183,259	$672,977	$1,105,434	$1,322,500	$876,438
NET ASSETS
Accumulation units	$183,214	$666,463	$1,105,434	$1,261,131	$872,467
Contracts in payout (annuitization) period	45	6,514	—	61,369	3,971
Total net assets	$183,259	$672,977	$1,105,434	$1,322,500	$876,438
FUND SHARE INFORMATION
Number of shares	183,259	18,159	29,183	36,193	37,200
Cost of investments	$183,259	$555,054	$1,005,263	$1,259,896	$824,259
UNIT VALUE (1)
Lowest	$9.60	$63.13	$39.58	$25.69	$32.70
Highest	$9.60	$63.13	$41.94	$36.84	$32.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Delaware VIP
	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Government	Value Series	Contrafund	Contrafund	Equity-Income
	Money Market	Standard Class	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$3,317	$6,156	$6,224	$3,875	$16,888
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(3,584)	(8,328)	(14,574)	(19,799)	(10,584)
Administrative expense	(311)	(723)	(1,268)	(2,555)	(920)
Net investment income (loss)	(578)	(2,895)	(9,618)	(18,479)	5,384
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	919,614	58,988	164,397	165,349	154,386
Cost of investments sold	919,614	47,151	133,078	124,014	141,012
Realized gains (losses) on fund shares:	—	11,837	31,319	41,335	13,374
Realized gain distributions	—	50,934	59,504	71,217	29,708
Net realized gains (losses)	—	62,771	90,823	112,552	43,082
Change in unrealized gains (losses)	—	(168,070)	(527,711)	(574,408)	(116,700)
Net realized and change in
unrealized gains (losses) on investments	—	(105,299)	(436,888)	(461,856)	(73,618)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(578)	$(108,194)	$(446,506)	$(480,335)	$(68,234)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income	Money Market
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$54,250	$1,948,415	$16,195	$577,046	$1,885,011
Total assets	$54,250	$1,948,415	$16,195	$577,046	$1,885,011
NET ASSETS
Accumulation units	$49,319	$1,948,415	$16,195	$577,046	$1,801,472
Contracts in payout (annuitization) period	4,931	—	—	—	83,539
Total net assets	$54,250	$1,948,415	$16,195	$577,046	$1,885,011
FUND SHARE INFORMATION
Number of shares	4,734	170,019	1,189	54,645	1,885,011
Cost of investments	$60,955	$2,291,680	$13,872	$657,636	$1,885,011
UNIT VALUE (1)
Lowest	$15.03	$16.16	$17.83	$12.47	$9.64
Highest	$16.92	$18.19	$20.07	$14.04	$10.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income	Money Market
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,120	$38,600	$294	$12,209	$27,065
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(775)	(31,704)	(239)	(6,851)	(24,451)
Administrative expense	(110)	(3,960)	(32)	(1,176)	(1,925)
Net investment income (loss)	235	2,936	23	4,182	689
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,382	97,562	280	40,960	170,971
Cost of investments sold	3,604	107,123	225	44,482	170,971
Realized gains (losses) on fund shares:	(222)	(9,561)	55	(3,522)	—
Realized gain distributions	3,549	214,508	1,168	22,071	—
Net realized gains (losses)	3,327	204,947	1,223	18,549	—
Change in unrealized gains (losses)	(13,390)	(627,386)	(4,897)	(115,488)	—
Net realized and change in
unrealized gains (losses) on investments	(10,063)	(422,439)	(3,674)	(96,939)	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,828)	$(419,503)	$(3,651)	$(92,757)	$689
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Growth	Fidelity VIP	Growth	Growth
	Money Market	& Income	Growth	Opportunities	Opportunities
	Service Class 2	Service Class 2	Initial Class	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$955,006	$29,919	$1,169,952	$302,009	$262,613
Total assets	$955,006	$29,919	$1,169,952	$302,009	$262,613
NET ASSETS
Accumulation units	$935,869	$29,919	$1,169,952	$302,009	$262,613
Contracts in payout (annuitization) period	19,137	—	—	—	—
Total net assets	$955,006	$29,919	$1,169,952	$302,009	$262,613
FUND SHARE INFORMATION
Number of shares	955,006	1,286	16,361	7,361	6,580
Cost of investments	$955,006	$22,053	$1,007,042	$313,768	$390,498
UNIT VALUE (1)
Lowest	$8.58	$29.88	$28.27	$37.88	$38.16
Highest	$9.61	$33.27	$31.12	$37.88	$42.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Growth	Fidelity VIP	Growth	Growth
	Money Market	& Income	Growth	Opportunities	Opportunities
	Service Class 2	Service Class 2	Initial Class	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$12,286	$452	$8,137	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(15,820)	(423)	(15,117)	(4,972)	(3,998)
Administrative expense	(1,860)	(59)	(1,315)	(432)	(602)
Net investment income (loss)	(5,394)	(30)	(8,295)	(5,404)	(4,600)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	333,841	1,567	115,569	93,202	15,313
Cost of investments sold	333,841	1,134	90,890	92,256	22,151
Realized gains (losses) on fund shares:	—	433	24,679	946	(6,838)
Realized gain distributions	—	629	98,049	87,390	58,379
Net realized gains (losses)	—	1,062	122,728	88,336	51,541
Change in unrealized gains (losses)	—	(3,259)	(532,382)	(323,286)	(215,035)
Net realized and change in
unrealized gains (losses) on investments	—	(2,197)	(409,654)	(234,950)	(163,494)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(5,394)	$(2,227)	$(417,949)	$(240,354)	$(168,094)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment
	High Income	High Income	Index 500	Index 500	Grade Bond
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$182,440	$2,894	$901,223	$1,374,021	$237,186
Total assets	$182,440	$2,894	$901,223	$1,374,021	$237,186
NET ASSETS
Accumulation units	$182,440	$2,894	$901,223	$1,353,539	$237,185
Contracts in payout (annuitization) period	—	—	—	20,482	1
Total net assets	$182,440	$2,894	$901,223	$1,374,021	$237,186
FUND SHARE INFORMATION
Number of shares	41,370	687	2,405	3,717	21,962
Cost of investments	$228,427	$3,626	$477,084	$1,041,539	$286,853
UNIT VALUE (1)
Lowest	$18.65	$16.23	$29.9	$27.82	$18.53
Highest	$18.65	$18.07	$29.90	$31.31	$18.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment
	High Income	High Income	Index 500	Index 500	Grade Bond
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$9,781	$150	$14,385	$17,381	$5,673
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,329)	(46)	(11,590)	(17,599)	(2,896)
Administrative expense	(202)	(7)	(1,008)	(2,669)	(252)
Net investment income (loss)	7,250	97	1,787	(2,887)	2,525
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,576	449	225,434	158,605	10,685
Cost of investments sold	24,969	540	103,256	102,839	12,071
Realized gains (losses) on fund shares:	(4,393)	(91)	122,178	55,766	(1,386)
Realized gain distributions	—	—	7,987	9,575	13,307
Net realized gains (losses)	(4,393)	(91)	130,165	65,341	11,921
Change in unrealized gains (losses)	(31,607)	(477)	(367,339)	(367,600)	(53,918)
Net realized and change in
unrealized gains (losses) on investments	(36,000)	(568)	(237,174)	(302,259)	(41,997)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(28,750)	$(471)	$(235,387)	$(305,146)	$(39,472)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Mid Cap	Overseas	DynaTech	and Income	Income
	Service Class 2	Initial Class	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$354,896	$139,652	$17,428	$3,969,245	$5,003,170
Total assets	$354,896	$139,652	$17,428	$3,969,245	$5,003,170
NET ASSETS
Accumulation units	$354,896	$139,652	$17,428	$3,858,432	$4,962,605
Contracts in payout (annuitization) period	—	—	—	110,813	40,565
Total net assets	$354,896	$139,652	$17,428	$3,969,245	$5,003,170
FUND SHARE INFORMATION
Number of shares	11,375	6,436	5,868	635,079	339,659
Cost of investments	$372,558	$125,644	$36,199	$5,660,373	$5,132,636
UNIT VALUE (1)
Lowest	$23.02	$16.17	$25.82	$24.54	$19.17
Highest	$35.25	$16.79	$28.75	$39.94	$23.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Mid Cap	Overseas	DynaTech	and Income	Income
	Service Class 2	Initial Class	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1,000	$1,583	$—	$121,162	$263,344
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,695)	(1,720)	(353)	(51,705)	(71,724)
Administrative expense	(706)	(150)	(39)	(7,638)	(9,694)
Net investment income (loss)	(4,401)	(287)	(392)	61,819	181,926
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	47,191	15,354	392	657,583	892,279
Cost of investments sold	44,068	12,802	602	844,620	874,609
Realized gains (losses) on fund shares:	3,123	2,552	(210)	(187,037)	17,670
Realized gain distributions	26,089	1,426	10,777	1,914,540	106,893
Net realized gains (losses)	29,212	3,978	10,567	1,727,503	124,563
Change in unrealized gains (losses)	(97,049)	(53,805)	(22,330)	(2,162,040)	(700,188)
Net realized and change in
unrealized gains (losses) on investments	(67,837)	(49,827)	(11,763)	(434,537)	(575,625)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(72,238)	$(50,114)	$(12,155)	$(372,718)	$(393,699)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	U.S. Government
	Growth	Discovery	Mutual Shares	Small Cap Value	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$3,949,063	$506,805	$3,376,090	$2,355,918	$1,159,137
Total assets	$3,949,063	$506,805	$3,376,090	$2,355,918	$1,159,137
NET ASSETS
Accumulation units	$3,887,257	$506,805	$3,288,066	$2,334,886	$1,146,841
Contracts in payout (annuitization) period	61,806	—	88,024	21,032	12,296
Total net assets	$3,949,063	$506,805	$3,376,090	$2,355,918	$1,159,137
FUND SHARE INFORMATION
Number of shares	293,175	30,512	222,697	188,022	113,752
Cost of investments	$5,268,059	$572,112	$3,775,517	$2,778,034	$1,361,225
UNIT VALUE (1)
Lowest	$24.62	$18.36	$18.32	$27.68	$10.00
Highest	$28.09	$25.93	$29.08	$53.09	$11.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	U.S. Government
	Growth	Discovery	Mutual Shares	Small Cap Value	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$5,596	$68,360	$26,061	$27,518
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(60,232)	(4,984)	(53,143)	(35,187)	(15,308)
Administrative expense	(8,770)	(774)	(7,400)	(4,976)	(2,230)
Net investment income (loss)	(69,002)	(162)	7,817	(14,102)	9,980
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	732,772	26,599	989,552	417,859	487,939
Cost of investments sold	771,197	29,292	1,001,417	475,334	531,607
Realized gains (losses) on fund shares:	(38,425)	(2,693)	(11,865)	(57,475)	(43,668)
Realized gain distributions	1,097,591	33,465	412,835	491,808	—
Net realized gains (losses)	1,059,166	30,772	400,970	434,333	(43,668)
Change in unrealized gains (losses)	(3,318,082)	(59,286)	(797,707)	(759,778)	(113,841)
Net realized and change in
unrealized gains (losses) on investments	(2,258,916)	(28,514)	(396,737)	(325,445)	(157,509)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,327,918)	$(28,676)	$(388,920)	$(339,547)	$(147,529)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.	Invesco V.I.
	Cap Value	Cap Value	Equity Insights	Equity Insights	American
	Institutional	Institutional	Institutional	Institutional	Franchise
	Shares	Shares	Shares	Shares	Series I
ASSETS
Investments, at fair value	$16,299	$54,323	$37,385	$32,182	$4,743,374
Total assets	$16,299	$54,323	$37,385	$32,182	$4,743,374
NET ASSETS
Accumulation units	$16,299	$54,323	$37,385	$32,182	$4,641,091
Contracts in payout (annuitization) period	—	—	—	—	102,283
Total net assets	$16,299	$54,323	$37,385	$32,182	$4,743,374
FUND SHARE INFORMATION
Number of shares	1,954	3,648	3,595	2,027	110,723
Cost of investments	$19,177	$58,859	$45,971	$33,576	$5,614,896
UNIT VALUE (1)
Lowest	$22.15	$29.74	$23.05	$29.16	$15.01
Highest	$24.66	$33.11	$25.67	$32.47	$42.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.	Invesco V.I.
	Cap Value	Cap Value	Equity Insights	Equity Insights	American
	Institutional	Institutional	Institutional	Institutional	Franchise
	Shares	Shares	Shares	Shares	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$225	$388	$126	$285	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(230)	(947)	(674)	(512)	(66,321)
Administrative expense	(31)	(105)	(75)	(66)	(5,651)
Net investment income (loss)	(36)	(664)	(623)	(293)	(71,972)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	422	1,252	1,427	710	453,914
Cost of investments sold	452	1,179	1,657	698	387,877
Realized gains (losses) on fund shares:	(30)	73	(230)	12	66,037
Realized gain distributions	1,598	8,352	422	182	1,473,265
Net realized gains (losses)	1,568	8,425	192	194	1,539,302
Change in unrealized gains (losses)	(2,929)	(14,965)	(9,502)	(8,433)	(3,811,198)
Net realized and change in
unrealized gains (losses) on investments	(1,361)	(6,540)	(9,310)	(8,239)	(2,271,896)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,397)	$(7,204)	$(9,933)	$(8,532)	$(2,343,868)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$1,170,104	$2,426,598	$1,724,581	$531,884	$4,442,454
Total assets	$1,170,104	$2,426,598	$1,724,581	$531,884	$4,442,454
NET ASSETS
Accumulation units	$1,162,627	$2,280,184	$1,696,688	$531,884	$4,361,425
Contracts in payout (annuitization) period	7,477	146,414	27,893	—	81,029
Total net assets	$1,170,104	$2,426,598	$1,724,581	$531,884	$4,442,454
FUND SHARE INFORMATION
Number of shares	30,118	154,560	111,407	15,297	134,374
Cost of investments	$1,547,974	$2,583,978	$1,691,932	$668,835	$5,885,208
UNIT VALUE (1)
Lowest	$23.73	$10.05	$10.00	$21.90	$25.35
Highest	$39.97	$44.43	$46.93	$21.90	$35.35

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$18,035	$7,400	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(19,332)	(29,599)	(23,454)	(7,056)	(75,334)
Administrative expense	(2,016)	(2,835)	(3,104)	(614)	(10,824)
Net investment income (loss)	(21,348)	(14,399)	(19,158)	(7,670)	(86,158)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	72,494	110,636	302,426	28,051	1,162,159
Cost of investments sold	57,663	105,981	253,085	22,120	1,250,450
Realized gains (losses) on fund shares:	14,831	4,655	49,341	5,931	(88,291)
Realized gain distributions	381,763	439,949	299,770	212,537	2,044,291
Net realized gains (losses)	396,594	444,604	349,111	218,468	1,956,000
Change in unrealized gains (losses)	(938,427)	(532,234)	(418,103)	(461,944)	(4,205,204)
Net realized and change in
unrealized gains (losses) on investments	(541,833)	(87,630)	(68,992)	(243,476)	(2,249,204)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(563,181)	$(102,029)	$(88,150)	$(251,146)	$(2,335,362)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.	Invesco V.I.
	Comstock	Comstock	Balanced	Core Bond	Core Bond
	Series I	Series II	Series II	Series I*	Series II*
ASSETS
Investments, at fair value	$909,332	$5,240,250	$1,358,673	$—	$—
Total assets	$909,332	$5,240,250	$1,358,673	$—	$—
NET ASSETS
Accumulation units	$882,522	$5,181,930	$1,344,364	$—	$—
Contracts in payout (annuitization) period	26,810	58,320	14,309	—	—
Total net assets	$909,332	$5,240,250	$1,358,673	$—	$—
FUND SHARE INFORMATION
Number of shares	44,707	258,778	99,246	—	—
Cost of investments	$670,194	$3,859,711	$1,474,839	$—	$—
UNIT VALUE (1)
Lowest	$34.45	$26.10	$12.05	$—	$—
Highest	$41.68	$41.79	$19.03	$—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.	Invesco V.I.
	Comstock	Comstock	Balanced	Core Bond	Core Bond
	Series I	Series II	Series II	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$15,175	$76,432	$18,170	$6,787	$71,040
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(12,276)	(81,486)	(22,058)	(822)	(11,608)
Administrative expense	(974)	(10,242)	(3,001)	(71)	(1,678)
Net investment income (loss)	1,925	(15,296)	(6,889)	5,894	57,754
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	155,928	848,530	225,222	214,959	2,596,789
Cost of investments sold	117,189	615,863	230,408	289,838	3,120,658
Realized gains (losses) on fund shares:	38,739	232,667	(5,186)	(74,879)	(523,869)
Realized gain distributions	28,924	174,286	120,044	—	—
Net realized gains (losses)	67,663	406,953	114,858	(74,879)	(523,869)
Change in unrealized gains (losses)	(76,300)	(427,891)	(442,515)	45,871	173,542
Net realized and change in
unrealized gains (losses) on investments	(8,637)	(20,938)	(327,657)	(29,008)	(350,327)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,712)	$(36,234)	$(334,546)	$(23,114)	$(292,573)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I*	Series II*	Series I
ASSETS
Investments, at fair value	$3,024,866	$25,770	$389,316	$2,176,966	$947,109
Total assets	$3,024,866	$25,770	$389,316	$2,176,966	$947,109
NET ASSETS
Accumulation units	$2,937,856	$20,500	$387,787	$2,131,176	$938,206
Contracts in payout (annuitization) period	87,010	5,270	1,529	45,790	8,903
Total net assets	$3,024,866	$25,770	$389,316	$2,176,966	$947,109
FUND SHARE INFORMATION
Number of shares	123,212	1,056	70,021	395,812	17,062
Cost of investments	$3,461,133	$30,062	$453,940	$2,304,075	$1,123,051
UNIT VALUE (1)
Lowest	$18.07	$20.44	$13.37	$9.37	$11.65
Highest	$43.00	$27.25	$16.81	$13.88	$19.80

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I*	Series II*	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$30,452	$176	$2,325	$12,915	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(40,735)	(422)	(4,233)	(20,274)	(12,840)
Administrative expense	(3,456)	(39)	(359)	(2,921)	(1,062)
Net investment income (loss)	(13,739)	(285)	(2,267)	(10,280)	(13,902)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	584,400	7,853	33,860	273,023	85,812
Cost of investments sold	538,455	6,564	37,995	281,077	73,582
Realized gains (losses) on fund shares:	45,945	1,289	(4,135)	(8,054)	12,230
Realized gain distributions	517,527	4,418	252	1,426	289,950
Net realized gains (losses)	563,472	5,707	(3,883)	(6,628)	302,180
Change in unrealized gains (losses)	(1,475,711)	(12,836)	(46,771)	(126,858)	(751,539)
Net realized and change in
unrealized gains (losses) on investments	(912,239)	(7,129)	(50,654)	(133,486)	(449,359)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(925,978)	$(7,414)	$(52,921)	$(143,766)	$(463,261)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500	S&P 500
	Series II	Series I	Series II	Series I*	Series II*
ASSETS
Investments, at fair value	$1,952,137	$5,070,550	$621,970	$2,570,561	$2,027,124
Total assets	$1,952,137	$5,070,550	$621,970	$2,570,561	$2,027,124
NET ASSETS
Accumulation units	$1,951,137	$4,736,787	$621,970	$2,470,383	$2,027,124
Contracts in payout (annuitization) period	1,000	333,763	—	100,178	—
Total net assets	$1,952,137	$5,070,550	$621,970	$2,570,561	$2,027,124
FUND SHARE INFORMATION
Number of shares	40,787	202,903	25,130	100,925	82,605
Cost of investments	$2,539,484	$4,068,624	$453,737	$2,815,761	$2,225,392
UNIT VALUE (1)
Lowest	$11.50	$30.30	$23.84	$9.61	$9.56
Highest	$42.35	$95.33	$32.08	$9.66	$9.60

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500	S&P 500
	Series II	Series I	Series II	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$96,268	$10,436	$26,572	$17,242
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(33,392)	(63,166)	(8,584)	(22,669)	(22,061)
Administrative expense	(4,412)	(5,112)	(797)	(1,723)	(2,346)
Net investment income (loss)	(37,804)	27,990	1,055	2,180	(7,165)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	441,247	250,291	38,992	55,521	201,242
Cost of investments sold	498,254	170,259	23,616	58,087	216,747
Realized gains (losses) on fund shares:	(57,007)	80,032	15,376	(2,566)	(15,505)
Realized gain distributions	741,079	631,566	78,926	141,410	116,260
Net realized gains (losses)	684,072	711,598	94,302	138,844	100,755
Change in unrealized gains (losses)	(1,690,586)	(899,146)	(116,747)	(245,199)	(198,268)
Net realized and change in
unrealized gains (losses) on investments	(1,006,514)	(187,548)	(22,445)	(106,355)	(97,513)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,044,318)	$(159,558)	$(21,390)	$(104,175)	$(104,678)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I*	Series II*	Series I
ASSETS
Investments, at fair value	$1,458,037	$933,998	$865,878	$33,307	$882,745
Total assets	$1,458,037	$933,998	$865,878	$33,307	$882,745
NET ASSETS
Accumulation units	$1,335,299	$924,179	$846,204	$33,307	$747,071
Contracts in payout (annuitization) period	122,738	9,819	19,674	—	135,674
Total net assets	$1,458,037	$933,998	$865,878	$33,307	$882,745
FUND SHARE INFORMATION
Number of shares	90,337	58,266	29,920	1,172	110,343
Cost of investments	$1,521,356	$895,839	$840,577	$36,202	$991,929
UNIT VALUE (1)
Lowest	$17.65	$18.23	$16.43	$11.22	$19.85
Highest	$43.04	$32.53	$31.22	$25.49	$35.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I*	Series II*	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$26,391	$14,409	$15,542	$494	$3,354
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(18,872)	(14,765)	(10,993)	(562)	(12,167)
Administrative expense	(1,547)	(1,799)	(930)	(36)	(971)
Net investment income (loss)	5,972	(2,155)	3,619	(104)	(9,784)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	185,405	180,000	94,452	2,710	67,897
Cost of investments sold	162,734	143,925	81,204	3,028	66,877
Realized gains (losses) on fund shares:	22,671	36,075	13,248	(318)	1,020
Realized gain distributions	201,545	132,955	99,136	3,866	64,360
Net realized gains (losses)	224,216	169,030	112,384	3,548	65,380
Change in unrealized gains (losses)	(377,546)	(269,398)	(339,628)	(12,401)	(328,166)
Net realized and change in
unrealized gains (losses) on investments	(153,330)	(100,368)	(227,244)	(8,853)	(262,786)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(147,358)	$(102,523)	$(223,625)	$(8,957)	$(272,570)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$166,914	$426,361	$948,188	$418,154	$4,603,770
Total assets	$166,914	$426,361	$948,188	$418,154	$4,603,770
NET ASSETS
Accumulation units	$166,914	$426,361	$939,268	$416,435	$4,489,368
Contracts in payout (annuitization) period	—	—	8,920	1,719	114,402
Total net assets	$166,914	$426,361	$948,188	$418,154	$4,603,770
FUND SHARE INFORMATION
Number of shares	20,838	13,709	31,293	106,131	1,131,147
Cost of investments	$182,655	$454,056	$1,076,615	$517,437	$5,756,773
UNIT VALUE (1)
Lowest	$16.76	$28.04	$23.38	$3.96	$11.69
Highest	$20.90	$28.04	$41.80	$19.59	$17.13

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$35	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,490)	(5,461)	(14,263)	(5,023)	(64,963)
Administrative expense	(257)	(475)	(2,094)	(437)	(9,337)
Net investment income (loss)	(2,712)	(5,936)	(16,357)	(5,460)	(74,300)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21,068	16,628	187,430	22,643	658,911
Cost of investments sold	20,001	13,953	168,539	28,004	804,959
Realized gains (losses) on fund shares:	1,067	2,675	18,891	(5,361)	(146,048)
Realized gain distributions	12,152	81,841	185,692	—	—
Net realized gains (losses)	13,219	84,516	204,583	(5,361)	(146,048)
Change in unrealized gains (losses)	(64,550)	(287,613)	(685,868)	(51,280)	(516,786)
Net realized and change in
unrealized gains (losses) on investments	(51,331)	(203,097)	(481,285)	(56,641)	(662,834)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(54,043)	$(209,033)	$(497,642)	$(62,101)	$(737,134)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$160,661	$15	$454,784	$2,973,616	$369,054
Total assets	$160,661	$15	$454,784	$2,973,616	$369,054
NET ASSETS
Accumulation units	$159,630	$15	$454,784	$2,942,133	$362,389
Contracts in payout (annuitization) period	1,031	—	—	31,483	6,665
Total net assets	$160,661	$15	$454,784	$2,973,616	$369,054
FUND SHARE INFORMATION
Number of shares	160,661	15	45,117	150,411	82,012
Cost of investments	$160,661	$15	$528,432	$2,871,501	$445,062
UNIT VALUE (1)
Lowest	$8.70	$8.36	$12.00	$25.00	$17.25
Highest	$11.22	$9.19	$16.32	$42.30	$32.20

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$2,391	$—	$9,576	$36,723	$17,864
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,391)	—	(6,063)	(39,316)	(4,692)
Administrative expense	(177)	—	(541)	(5,552)	(387)
Net investment income (loss)	(177)	—	2,972	(8,145)	12,785
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	35,597	—	293,088	581,436	25,236
Cost of investments sold	35,597	—	322,712	481,646	29,002
Realized gains (losses) on fund shares:	—	—	(29,624)	99,790	(3,766)
Realized gain distributions	—	—	—	269,209	—
Net realized gains (losses)	—	—	(29,624)	368,999	(3,766)
Change in unrealized gains (losses)	—	—	(45,038)	(594,849)	(55,148)
Net realized and change in
unrealized gains (losses) on investments	—	—	(74,662)	(225,850)	(58,914)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(177)	$—	$(71,690)	$(233,995)	$(46,129)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$310,788	$357,136	$31,967	$1,123,297	$6,930,727
Total assets	$310,788	$357,136	$31,967	$1,123,297	$6,930,727
NET ASSETS
Accumulation units	$302,127	$356,654	$31,967	$1,113,685	$6,808,350
Contracts in payout (annuitization) period	8,661	482	—	9,612	122,377
Total net assets	$310,788	$357,136	$31,967	$1,123,297	$6,930,727
FUND SHARE INFORMATION
Number of shares	69,840	41,624	3,884	69,683	440,326
Cost of investments	$385,433	$456,818	$41,881	$1,463,496	$9,318,355
UNIT VALUE (1)
Lowest	$10.40	$25.90	$22.82	$26.99	$26.50
Highest	$22.84	$36.29	$29.08	$26.99	$39.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$14,516	$1,331	$24	$18,350	$84,487
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,301)	(4,705)	(565)	(14,247)	(95,875)
Administrative expense	(605)	(385)	(39)	(1,239)	(14,377)
Net investment income (loss)	8,610	(3,759)	(580)	2,864	(25,765)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	28,877	29,441	6,969	84,916	747,763
Cost of investments sold	34,759	32,389	7,377	82,436	697,183
Realized gains (losses) on fund shares:	(5,882)	(2,948)	(408)	2,480	50,580
Realized gain distributions	—	79,511	7,297	472,974	2,936,173
Net realized gains (losses)	(5,882)	76,563	6,889	475,454	2,986,753
Change in unrealized gains (losses)	(44,573)	(142,303)	(13,225)	(791,776)	(4,895,243)
Net realized and change in
unrealized gains (losses) on investments	(50,455)	(65,740)	(6,336)	(316,322)	(1,908,490)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(41,845)	$(69,499)	$(6,916)	$(313,458)	$(1,934,255)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	S&P 500 Index	S&P 500 Index	Technology
	Series I	Series II	Series I*	Series II*	Series I
ASSETS
Investments, at fair value	$411,340	$2,542,747	$—	$—	$332,834
Total assets	$411,340	$2,542,747	$—	$—	$332,834
NET ASSETS
Accumulation units	$411,340	$2,477,789	$—	$—	$331,573
Contracts in payout (annuitization) period	—	64,958	—	—	1,261
Total net assets	$411,340	$2,542,747	$—	$—	$332,834
FUND SHARE INFORMATION
Number of shares	17,822	112,710	—	—	26,436
Cost of investments	$382,871	$2,405,420	$—	$—	$522,798
UNIT VALUE (1)
Lowest	$40.85	$31.17	$—	$—	$30.00
Highest	$40.85	$56.00	$—	$—	$33.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	S&P 500 Index	S&P 500 Index	Technology
	Series I	Series II	Series I*	Series II*	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$2,331	$6,872	$45,597	$26,998	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,458)	(35,276)	(13,096)	(12,970)	(5,503)
Administrative expense	(475)	(5,187)	(994)	(1,369)	(421)
Net investment income (loss)	(3,602)	(33,591)	31,507	12,659	(5,924)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	102,535	334,561	2,876,709	2,377,656	41,871
Cost of investments sold	79,131	263,824	2,777,794	2,121,629	37,720
Realized gains (losses) on fund shares:	23,404	70,737	98,915	256,027	4,151
Realized gain distributions	50,582	322,010	407,738	352,163	155,625
Net realized gains (losses)	73,986	392,747	506,653	608,190	159,776
Change in unrealized gains (losses)	(167,246)	(917,464)	(974,778)	(988,402)	(393,650)
Net realized and change in
unrealized gains (losses) on investments	(93,260)	(524,717)	(468,125)	(380,212)	(233,874)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(96,862)	$(558,308)	$(436,618)	$(367,553)	$(239,798)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.		Lord Abbett	Lord Abbett	Lord Abbett
	Technology	Lord Abbett	Fundamental	Growth	Growth
	Series II	Bond Debenture	Equity	and Income	Opportunities
ASSETS
Investments, at fair value	$145,090	$1,625,562	$670,263	$949,099	$771,285
Total assets	$145,090	$1,625,562	$670,263	$949,099	$771,285
NET ASSETS
Accumulation units	$145,090	$1,583,652	$667,936	$940,043	$761,987
Contracts in payout (annuitization) period	—	41,910	2,327	9,056	9,298
Total net assets	$145,090	$1,625,562	$670,263	$949,099	$771,285
FUND SHARE INFORMATION
Number of shares	13,422	159,369	44,213	28,936	95,693
Cost of investments	$303,084	$1,884,719	$717,404	$932,902	$1,207,138
UNIT VALUE (1)
Lowest	$28.30	$17.74	$25.48	$21.85	$28.69
Highest	$30.79	$20.33	$29.77	$25.74	$33.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.		Lord Abbett	Lord Abbett	Lord Abbett
	Technology	Lord Abbett	Fundamental	Growth	Growth
	Series II	Bond Debenture	Equity	and Income	Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$74,837	$7,493	$12,825	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,536)	(22,312)	(9,055)	(10,821)	(11,356)
Administrative expense	(178)	(3,337)	(1,348)	(1,604)	(1,672)
Net investment income (loss)	(2,714)	49,188	(2,910)	400	(13,028)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,713	290,087	70,991	64,948	84,261
Cost of investments sold	3,723	312,384	64,884	54,591	119,712
Realized gains (losses) on fund shares:	(1,010)	(22,297)	6,107	10,357	(35,451)
Realized gain distributions	72,846	4,744	90,382	77,133	116,413
Net realized gains (losses)	71,836	(17,553)	96,489	87,490	80,962
Change in unrealized gains (losses)	(170,042)	(315,816)	(201,217)	(191,212)	(456,108)
Net realized and change in
unrealized gains (losses) on investments	(98,206)	(333,369)	(104,728)	(103,722)	(375,146)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(100,920)	$(284,181)	$(107,638)	$(103,322)	$(388,174)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

		LVIP Delaware
	Lord Abbett	Smid Cap	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Core Series	High Yield	Investors Trust	New Discovery
	Stock	Standard Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$1,601,454	$324,652	$116,657	$150,883	$178,996
Total assets	$1,601,454	$324,652	$116,657	$150,883	$178,996
NET ASSETS
Accumulation units	$1,573,885	$324,652	$116,657	$150,883	$178,996
Contracts in payout (annuitization) period	27,569	—	—	—	—
Total net assets	$1,601,454	$324,652	$116,657	$150,883	$178,996
FUND SHARE INFORMATION
Number of shares	69,387	13,877	24,716	4,676	15,826
Cost of investments	$1,522,027	$321,408	$145,217	$114,333	$263,559
UNIT VALUE (1)
Lowest	$20.28	$33.62	$21.32	$28.99	$29.01
Highest	$24.20	$33.62	$21.32	$28.99	$29.01

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		LVIP Delaware
	Lord Abbett	Smid Cap	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Core Series	High Yield	Investors Trust	New Discovery
	Stock	Standard Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$13,682	$1,526	$6,719	$1,074	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22,115)	(3,857)	(1,377)	(1,830)	(2,251)
Administrative expense	(3,238)	(335)	(120)	(159)	(196)
Net investment income (loss)	(11,671)	(2,666)	5,222	(915)	(2,447)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	196,390	6,225	6,277	4,836	27,389
Cost of investments sold	172,172	5,797	7,165	2,992	27,161
Realized gains (losses) on fund shares:	24,218	428	(888)	1,844	228
Realized gain distributions	104,158	9,549	—	20,591	59,621
Net realized gains (losses)	128,376	9,977	(888)	22,435	59,849
Change in unrealized gains (losses)	(361,366)	(63,779)	(19,713)	(53,928)	(140,694)
Net realized and change in
unrealized gains (losses) on investments	(232,990)	(53,802)	(20,601)	(31,493)	(80,845)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(244,661)	$(56,468)	$(15,379)	$(32,408)	$(83,292)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	MFS VIT			Morgan Stanley	Morgan Stanley
	Total Return	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging
	Bond	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity
	Initial Class	Class I	Class II	Class II	Class I
ASSETS
Investments, at fair value	$197,593	$201,637	$1,162,303	$666,934	$145,889
Total assets	$197,593	$201,637	$1,162,303	$666,934	$145,889
NET ASSETS
Accumulation units	$197,593	$201,637	$1,153,723	$659,443	$145,889
Contracts in payout (annuitization) period	—	—	8,580	7,491	—
Total net assets	$197,593	$201,637	$1,162,303	$666,934	$145,889
FUND SHARE INFORMATION
Number of shares	17,548	63,408	413,631	125,128	12,239
Cost of investments	$216,592	$605,613	$3,397,323	$946,104	$161,618
UNIT VALUE (1)
Lowest	$19.11	$34.94	$20.73	$14.17	$21.09
Highest	$19.11	$43.54	$46.46	$24.34	$30.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	MFS VIT			Morgan Stanley	Morgan Stanley
	Total Return	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging
	Bond	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity
	Initial Class	Class I	Class II	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$5,797	$—	$—	$54,946	$706
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,425)	(4,226)	(22,927)	(9,209)	(2,185)
Administrative expense	(211)	(304)	(2,980)	(1,362)	(162)
Net investment income (loss)	3,161	(4,530)	(25,907)	44,375	(1,641)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,504	8,849	152,286	59,765	11,582
Cost of investments sold	11,665	17,454	348,077	84,605	12,166
Realized gains (losses) on fund shares:	(161)	(8,605)	(195,791)	(24,840)	(584)
Realized gain distributions	2,443	130,030	787,757	—	17,059
Net realized gains (losses)	2,282	121,425	591,966	(24,840)	16,475
Change in unrealized gains (losses)	(41,204)	(472,282)	(2,330,124)	(192,424)	(68,920)
Net realized and change in
unrealized gains (losses) on investments	(38,922)	(350,857)	(1,738,158)	(217,264)	(52,445)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(35,761)	$(355,387)	$(1,764,065)	$(172,889)	$(54,086)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Global	VIF Global	VIF Global	VIF Global
	Markets Equity	Franchise	Infrastructure	Infrastructure	Strategist
	Class II	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$13,061	$1,406,921	$1,179,682	$76,772	$1,214,569
Total assets	$13,061	$1,406,921	$1,179,682	$76,772	$1,214,569
NET ASSETS
Accumulation units	$13,061	$1,396,866	$1,047,831	$76,772	$1,042,005
Contracts in payout (annuitization) period	—	10,055	131,851	—	172,564
Total net assets	$13,061	$1,406,921	$1,179,682	$76,772	$1,214,569
FUND SHARE INFORMATION
Number of shares	1,100	140,411	168,526	11,078	158,975
Cost of investments	$14,686	$1,797,429	$1,355,780	$89,698	$1,548,078
UNIT VALUE (1)
Lowest	$29.65	$33.74	$37.88	$19.09	$14.23
Highest	$33.42	$54.29	$81.55	$37.80	$67.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Global	VIF Global	VIF Global	VIF Global
	Markets Equity	Franchise	Infrastructure	Infrastructure	Strategist
	Class II	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$51	$11,102	$37,368	$2,174	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(220)	(26,050)	(16,098)	(1,118)	(16,870)
Administrative expense	(31)	(3,464)	(1,290)	(88)	(1,341)
Net investment income (loss)	(200)	(18,412)	19,980	968	(18,211)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,800	589,869	152,365	14,726	148,084
Cost of investments sold	6,426	699,083	168,218	14,627	161,478
Realized gains (losses) on fund shares:	374	(109,214)	(15,853)	99	(13,394)
Realized gain distributions	1,471	182,920	73,001	4,599	230,943
Net realized gains (losses)	1,845	73,706	57,148	4,698	217,549
Change in unrealized gains (losses)	(7,657)	(476,855)	(210,227)	(13,737)	(485,179)
Net realized and change in
unrealized gains (losses) on investments	(5,812)	(403,149)	(153,079)	(9,039)	(267,630)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(6,012)	$(421,561)	$(133,099)	$(8,071)	$(285,841)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Class II	Class I	Class II	Class I	Class II
ASSETS
Investments, at fair value	$207,696	$5,204,073	$1,211,519	$153,747	$1,370,251
Total assets	$207,696	$5,204,073	$1,211,519	$153,747	$1,370,251
NET ASSETS
Accumulation units	$207,696	$4,843,350	$1,210,582	$146,676	$1,345,513
Contracts in payout (annuitization) period	—	360,723	937	7,071	24,738
Total net assets	$207,696	$5,204,073	$1,211,519	$153,747	$1,370,251
FUND SHARE INFORMATION
Number of shares	27,437	579,518	177,382	11,845	106,303
Cost of investments	$264,461	$13,732,122	$3,232,596	$197,009	$1,655,193
UNIT VALUE (1)
Lowest	$14.71	$8.91	$8.64	$33.06	$16.07
Highest	$19.77	$48.85	$48.64	$40.29	$35.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Class II	Class I	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$2,307	$15,424
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(3,383)	(97,144)	(24,847)	(2,441)	(20,592)
Administrative expense	(301)	(8,234)	(2,759)	(186)	(3,015)
Net investment income (loss)	(3,684)	(105,378)	(27,606)	(320)	(8,183)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,012	570,290	95,492	23,977	160,066
Cost of investments sold	12,863	1,024,262	181,808	22,974	154,900
Realized gains (losses) on fund shares:	(1,851)	(453,972)	(86,316)	1,003	5,166
Realized gain distributions	39,710	3,718,015	938,580	40,372	351,525
Net realized gains (losses)	37,859	3,264,043	852,264	41,375	356,691
Change in unrealized gains (losses)	(82,401)	(11,500,535)	(2,664,988)	(104,298)	(884,365)
Net realized and change in
unrealized gains (losses) on investments	(44,542)	(8,236,492)	(1,812,724)	(62,923)	(527,674)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(48,226)	$(8,341,870)	$(1,840,330)	$(63,243)	$(535,857)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

			PIMCO VIT
			Commodity	PIMCO VIT
	Morgan Stanley	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT
	VIS Income Plus	VIS Income Plus	Strategy	Markets Bond	Real Return
	Class X Shares	Class Y Shares	Advisor Class	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$1,531,475	$629,378	$1,861	$4,882	$79,913
Total assets	$1,531,475	$629,378	$1,861	$4,882	$79,913
NET ASSETS
Accumulation units	$1,221,206	$619,135	$1,861	$4,882	$70,092
Contracts in payout (annuitization) period	310,269	10,243	—	—	9,821
Total net assets	$1,531,475	$629,378	$1,861	$4,882	$79,913
FUND SHARE INFORMATION
Number of shares	176,641	72,593	265	486	6,949
Cost of investments	$1,914,008	$782,135	$3,112	$6,329	$88,427
UNIT VALUE (1)
Lowest	$20.97	$14.93	$6.99	$14.17	$12.83
Highest	$55.94	$19.67	$7.73	$15.69	$14.20

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			PIMCO VIT
			Commodity	PIMCO VIT
	Morgan Stanley	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT
	VIS Income Plus	VIS Income Plus	Strategy	Markets Bond	Real Return
	Class X Shares	Class Y Shares	Advisor Class	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$31,717	$11,150	$415	$238	$6,687
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22,210)	(9,992)	(26)	(66)	(1,240)
Administrative expense	(1,730)	(966)	(4)	(10)	(185)
Net investment income (loss)	7,777	192	385	162	5,262
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	216,184	101,296	35	96	17,685
Cost of investments sold	261,364	122,752	50	120	18,748
Realized gains (losses) on fund shares:	(45,180)	(21,456)	(15)	(24)	(1,063)
Realized gain distributions	30,592	12,992	—	—	—
Net realized gains (losses)	(14,588)	(8,464)	(15)	(24)	(1,063)
Change in unrealized gains (losses)	(356,710)	(143,567)	(246)	(1,146)	(18,109)
Net realized and change in
unrealized gains (losses) on investments	(371,298)	(152,031)	(261)	(1,170)	(19,172)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(363,521)	$(151,839)	$124	$(1,008)	$(13,910)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

			Putnam VT	Putnam VT
		Putnam VT	Emerging	Focused	Putnam VT
	PIMCO VIT	Diversified	Markets	International	George Putnam
	Total Return	Income	Equity Fund	Equity	Balanced
	Advisor Class	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$78,268	$844,391	$314,428	$1,415,255	$2,564,656
Total assets	$78,268	$844,391	$314,428	$1,415,255	$2,564,656
NET ASSETS
Accumulation units	$78,268	$806,929	$307,494	$1,296,023	$2,492,845
Contracts in payout (annuitization) period	—	37,462	6,934	119,232	71,811
Total net assets	$78,268	$844,391	$314,428	$1,415,255	$2,564,656
FUND SHARE INFORMATION
Number of shares	8,716	178,896	20,700	117,546	222,241
Cost of investments	$95,600	$1,189,915	$371,046	$1,802,275	$2,310,766
UNIT VALUE (1)
Lowest	$13.06	$17.38	$7.31	$9.96	$17.04
Highest	$14.45	$18.71	$15.35	$16.49	$24.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			Putnam VT	Putnam VT
		Putnam VT	Emerging	Focused	Putnam VT
	PIMCO VIT	Diversified	Markets	International	George Putnam
	Total Return	Income	Equity Fund	Equity	Balanced
	Advisor Class	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$2,455	$60,304	$—	$29,923	$25,531
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,427)	(11,584)	(5,414)	(21,477)	(36,586)
Administrative expense	(189)	—	—	(222)	(1,591)
Net investment income (loss)	839	48,720	(5,414)	8,224	(12,646)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	32,204	168,250	114,170	314,732	361,092
Cost of investments sold	36,929	228,258	137,220	376,129	300,992
Realized gains (losses) on fund shares:	(4,725)	(60,008)	(23,050)	(61,397)	60,100
Realized gain distributions	—	19,043	51,908	679,096	224,059
Net realized gains (losses)	(4,725)	(40,965)	28,858	617,699	284,159
Change in unrealized gains (losses)	(14,649)	(40,665)	(192,359)	(1,027,116)	(838,273)
Net realized and change in
unrealized gains (losses) on investments	(19,374)	(81,630)	(163,501)	(409,417)	(554,114)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(18,535)	$(32,910)	$(168,915)	$(401,193)	$(566,760)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$1,522,443	$2,154,192	$5,536,455	$8,049,458	$1,545,553
Total assets	$1,522,443	$2,154,192	$5,536,455	$8,049,458	$1,545,553
NET ASSETS
Accumulation units	$1,515,052	$2,103,147	$5,411,786	$7,827,058	$1,496,547
Contracts in payout (annuitization) period	7,391	51,045	124,669	222,400	49,006
Total net assets	$1,522,443	$2,154,192	$5,536,455	$8,049,458	$1,545,553
FUND SHARE INFORMATION
Number of shares	98,604	132,811	5,536,455	849,996	295,517
Cost of investments	$1,531,583	$1,946,088	$5,536,456	$8,256,034	$1,887,266
UNIT VALUE (1)
Lowest	$19.45	$34.94	$8.14	$15.31	$17.26
Highest	$29.33	$48.65	$10.37	$20.91	$27.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$22,783	$8,154	$60,469	$—	$89,631
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22,845)	(26,266)	(75,579)	(120,409)	(21,134)
Administrative expense	(1,758)	(500)	(10,311)	(2,630)	(2,114)
Net investment income (loss)	(1,820)	(18,612)	(25,421)	(123,039)	66,383
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	245,349	176,716	1,216,195	1,349,991	251,665
Cost of investments sold	223,055	155,527	1,216,195	1,009,152	289,430
Realized gains (losses) on fund shares:	22,294	21,189	—	340,839	(37,765)
Realized gain distributions	157,836	185,055	—	1,682,100	3,400
Net realized gains (losses)	180,130	206,244	—	2,022,939	(34,365)
Change in unrealized gains (losses)	(521,108)	(323,391)	—	(5,770,892)	(276,325)
Net realized and change in
unrealized gains (losses) on investments	(340,978)	(117,147)	—	(3,747,953)	(310,690)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(342,798)	$(135,759)	$(25,421)	$(3,870,992)	$(244,307)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$3,816,982	$2,943,066	$470,855	$13,794,556	$645,133
Total assets	$3,816,982	$2,943,066	$470,855	$13,794,556	$645,133
NET ASSETS
Accumulation units	$3,679,956	$2,883,576	$464,373	$12,780,219	$617,159
Contracts in payout (annuitization) period	137,026	59,490	6,482	1,014,337	27,974
Total net assets	$3,816,982	$2,943,066	$470,855	$13,794,556	$645,133
FUND SHARE INFORMATION
Number of shares	454,944	228,322	46,805	509,588	90,355
Cost of investments	$5,021,077	$3,245,361	$515,741	$11,078,192	$912,710
UNIT VALUE (1)
Lowest	$12.50	$11.30	$14.14	$16.09	$14.29
Highest	$17.82	$22.96	$16.99	$50.14	$16.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$239,208	$47,146	$9,377	$216,522	$72,186
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(53,744)	(39,432)	(6,160)	(184,418)	(9,882)
Administrative expense	(5,623)	(2,507)	—	(6,564)	—
Net investment income (loss)	179,841	5,207	3,217	25,540	62,304
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	683,640	345,009	40,506	2,054,795	186,109
Cost of investments sold	835,868	357,306	45,009	1,575,085	244,424
Realized gains (losses) on fund shares:	(152,228)	(12,297)	(4,503)	479,710	(58,315)
Realized gain distributions	—	337,492	16,353	1,254,421	—
Net realized gains (losses)	(152,228)	325,195	11,850	1,734,131	(58,315)
Change in unrealized gains (losses)	(733,355)	(916,619)	(58,128)	(2,453,203)	(92,923)
Net realized and change in
unrealized gains (losses) on investments	(885,583)	(591,424)	(46,278)	(719,072)	(151,238)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(705,742)	$(586,217)	$(43,061)	$(693,532)	$(88,934)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$4,425,185	$1,293,363	$133,447	$1,871,816	$319,741
Total assets	$4,425,185	$1,293,363	$133,447	$1,871,816	$319,741
NET ASSETS
Accumulation units	$4,268,029	$1,255,609	$133,355	$1,849,487	$315,768
Contracts in payout (annuitization) period	157,156	37,754	92	22,329	3,973
Total net assets	$4,425,185	$1,293,363	$133,447	$1,871,816	$319,741
FUND SHARE INFORMATION
Number of shares	270,488	47,638	9,444	176,586	27,804
Cost of investments	$4,260,277	$893,047	$162,283	$2,239,009	$452,833
UNIT VALUE (1)
Lowest	$19.20	$23.49	$39.72	$29.65	$38.22
Highest	$46.48	$46.00	$43.01	$51.67	$41.39

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$46,120	$7,899	$—	$3,539	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(61,143)	(18,077)	(2,102)	(26,785)	(4,787)
Administrative expense	(718)	(164)	—	(356)	—
Net investment income (loss)	(15,741)	(10,342)	(2,102)	(23,602)	(4,787)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	463,760	121,686	2,991	253,299	33,391
Cost of investments sold	357,915	75,821	3,312	272,187	37,396
Realized gains (losses) on fund shares:	105,845	45,865	(321)	(18,888)	(4,005)
Realized gain distributions	1,220,508	98,891	28,389	290,369	97,721
Net realized gains (losses)	1,326,353	144,756	28,068	271,481	93,716
Change in unrealized gains (losses)	(2,224,681)	(434,538)	(81,620)	(567,779)	(264,495)
Net realized and change in
unrealized gains (losses) on investments	(898,328)	(289,782)	(53,552)	(296,298)	(170,779)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(914,069)	$(300,124)	$(55,654)	$(319,900)	$(175,566)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2022

	Putnam VT	Templeton
	Sustainable	Developing	Templeton
	Leaders	Markets	Foreign
	Class IB	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$6,956,557	$693,425	$3,846,972
Total assets	$6,956,557	$693,425	$3,846,972
NET ASSETS
Accumulation units	$6,733,092	$693,425	$3,781,600
Contracts in payout (annuitization) period	223,465	—	65,372
Total net assets	$6,956,557	$693,425	$3,846,972
FUND SHARE INFORMATION
Number of shares	212,999	92,952	316,103
Cost of investments	$6,479,373	$846,506	$4,306,106
UNIT VALUE (1)
Lowest	$16.22	$15.05	$12.03
Highest	$56.13	$35.17	$21.20

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Putnam VT	Templeton
	Sustainable	Developing	Templeton
	Leaders	Markets	Foreign
	Class IB	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$43,263	$19,100	$124,606
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(99,690)	(10,042)	(52,832)
Administrative expense	(713)	(1,388)	(7,609)
Net investment income (loss)	(57,140)	7,670	64,165
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	896,930	50,635	705,778
Cost of investments sold	749,551	56,126	778,035
Realized gains (losses) on fund shares:	147,379	(5,491)	(72,257)
Realized gain distributions	1,203,826	55,192	—
Net realized gains (losses)	1,351,205	49,701	(72,257)
Change in unrealized gains (losses)	(3,625,713)	(263,606)	(376,025)
Net realized and change in
unrealized gains (losses) on investments	(2,274,508)	(213,905)	(448,282)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,331,648)	$(206,235)	$(384,117)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Growth	VPS International	VPS Large	VPS Small/	Index
	& Income	Value	Cap Growth	Mid Value	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,159)	$2,915	$(27,904)	$(4,119)	$(1,039)
Net realized gains (losses)	319,978	(2,559)	209,704	62,829	20,095
Change in unrealized gains (losses)	(427,378)	(23,258)	(806,692)	(139,570)	(53,903)
Increase (decrease) in net assets from operations	(115,559)	(22,902)	(624,892)	(80,860)	(34,847)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(129,319)	(8,039)	(49,552)	(33,164)	(1,443)
Contract maintenance charge	(4,304)	(564)	(4,920)	(2,586)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	(45,951)	120	437	(1,700)	(88)
Increase (decrease) in net assets from contract
transactions	(179,574)	(8,483)	(54,035)	(37,450)	(1,675)
INCREASE (DECREASE) IN NET ASSETS	(295,133)	(31,385)	(678,927)	(118,310)	(36,522)
NET ASSETS AT BEGINNING OF PERIOD	1,928,759	149,754	2,107,268	475,721	193,658
NET ASSETS AT END OF PERIOD	$1,633,626	$118,369	$1,428,341	$357,411	$157,136

UNITS OUTSTANDING
Units outstanding at beginning of period	55,102	13,167	39,192	9,371	6,029
Units issued	166	74	26	36	4
Units redeemed	(5,686)	(941)	(1,417)	(890)	(63)
Units outstanding at end of period	49,582	12,300	37,801	8,517	5,970

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of the Funds during 2022.
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(428)	$(386)	$(396)	$(10)	$(29)
Net realized gains (losses)	7,003	771	233	—	22
Change in unrealized gains (losses)	(15,684)	(3,626)	(4,574)	—	(826)
Increase (decrease) in net assets from operations	(9,109)	(3,241)	(4,737)	(10)	(833)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,767)	(1,210)	—	(22,162)	—
Contract maintenance charge	—	(30)	(17)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	495	(1)	(1)	18,133	—
Increase (decrease) in net assets from contract
transactions	(1,272)	(1,241)	(18)	(4,029)	(4)
INCREASE (DECREASE) IN NET ASSETS	(10,381)	(4,482)	(4,755)	(4,039)	(837)
NET ASSETS AT BEGINNING OF PERIOD	41,794	21,422	26,239	9,357	2,805
NET ASSETS AT END OF PERIOD	$31,413	$16,940	$21,484	$5,318	$1,968

UNITS OUTSTANDING
Units outstanding at beginning of period	1,839	1,602	1,234	1,016	149
Units issued	35	—	—	—	—
Units redeemed	(107)	(108)	(1)	(439)	(1)
Units outstanding at end of period	1,767	1,494	1,233	577	148
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST				AST
	J.P. Morgan		AST		Neuberger
	Tactical	AST	Loomis Sayles	AST	Berman/LSV
	Preservation	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Value*	Growth*	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(288)	$(48)	$(68)	$(68)	$(94)
Net realized gains (losses)	115	(2)	6,560	34	70
Change in unrealized gains (losses)	(3,087)	(142)	(10,033)	(2,044)	(643)
Increase (decrease) in net assets from operations	(3,260)	(192)	(3,541)	(2,078)	(667)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	—
Contract maintenance charge	(13)	(8)	—	(9)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	4,047	(9,072)	—	—
Increase (decrease) in net assets from contract
transactions	(14)	4,039	(9,072)	(9)	(13)
INCREASE (DECREASE) IN NET ASSETS	(3,274)	3,847	(12,613)	(2,087)	(680)
NET ASSETS AT BEGINNING OF PERIOD	18,984	—	12,613	6,518	7,378
NET ASSETS AT END OF PERIOD	$15,710	$3,847	$—	$4,431	$6,698

UNITS OUTSTANDING
Units outstanding at beginning of period	1,172	—	312	177	285
Units issued	—	182	—	—	1
Units redeemed	(1)	—	(312)	—	(1)
Units outstanding at end of period	1,171	182	—	177	285
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST		AST	AST
	Preservation	Prudential	AST	Small-Cap	T. Rowe Price
	Asset	Growth	Small-Cap	Growth	Asset
	Allocation	Allocation	Growth	Opportunities*	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(820)	$(1,404)	$(18)	$(45)	$(1,764)
Net realized gains (losses)	345	5,776	(3)	2,809	4,964
Change in unrealized gains (losses)	(10,151)	(29,937)	(346)	(4,321)	(31,470)
Increase (decrease) in net assets from operations	(10,626)	(25,565)	(367)	(1,557)	(28,270)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(6,578)	—	—	(7,390)
Contract maintenance charge	(60)	(10)	(8)	—	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(58,957)	4,470	(4,475)	(66,665)
Increase (decrease) in net assets from contract
transactions	(60)	(65,545)	4,462	(4,475)	(74,075)
INCREASE (DECREASE) IN NET ASSETS	(10,686)	(91,110)	4,095	(6,032)	(102,345)
NET ASSETS AT BEGINNING OF PERIOD	63,044	134,099	—	6,032	161,306
NET ASSETS AT END OF PERIOD	$52,358	$42,989	$4,095	$—	$58,961

UNITS OUTSTANDING
Units outstanding at beginning of period	3,578	7,788	—	209	7,644
Units issued	—	2,958	148	—	2,684
Units redeemed	(4)	(7,636)	(1)	(209)	(6,929)
Units outstanding at end of period	3,574	3,110	147	—	3,399
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST		BNY Mellon
	Large-Cap	T. Rowe Price	BNY Mellon	Sustainable U.S.	BNY Mellon VIF
	Growth	Large-Cap	Stock Index	Equity Portfolio,	Appreciation
	Portfolio	Value*	Fund, Inc.	Inc	Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(71)	$(7)	$1,465	$(1,019)	$(1,297)
Net realized gains (losses)	—	1,182	197,896	10,761	52,096
Change in unrealized gains (losses)	(415)	(1,150)	(587,713)	(49,964)	(111,882)
Increase (decrease) in net assets from operations	(486)	25	(388,352)	(40,222)	(61,083)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(37,095)	(1,313)	(25,169)
Contract maintenance charge	(18)	—	(734)	(99)	(79)
Transfers among the sub-accounts and with the
Fixed Account - net	9,067	(4,047)	(39,959)	(1)	(38,403)
Increase (decrease) in net assets from contract
transactions	9,049	(4,047)	(77,788)	(1,413)	(63,651)
INCREASE (DECREASE) IN NET ASSETS	8,563	(4,022)	(466,140)	(41,635)	(124,734)
NET ASSETS AT BEGINNING OF PERIOD	—	4,022	2,006,746	168,941	290,954
NET ASSETS AT END OF PERIOD	$8,563	$—	$1,540,606	$127,306	$166,220

UNITS OUTSTANDING
Units outstanding at beginning of period	—	229	53,718	6,113	7,260
Units issued	243	—	1,367	—	1,344
Units redeemed	—	(229)	(3,962)	(65)	(3,478)
Units outstanding at end of period	243	—	51,123	6,048	5,126
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Delaware VIP
	BNY Mellon VIF	Small Cap	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Government	Value Series	Contrafund	Contrafund	Equity-Income
	Money Market	Standard Class	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(578)	$(2,895)	$(9,618)	$(18,479)	$5,384
Net realized gains (losses)	—	62,771	90,823	112,552	43,082
Change in unrealized gains (losses)	—	(168,070)	(527,711)	(574,408)	(116,700)
Increase (decrease) in net assets from operations	(578)	(108,194)	(446,506)	(480,335)	(68,234)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	4,466	—
Transfers for contract benefits and terminations	(460,017)	(47,222)	(64,272)	(137,595)	(48,297)
Contract maintenance charge	(239)	(453)	(655)	(2,159)	(402)
Transfers among the sub-accounts and with the
Fixed Account - net	372,417	(2,016)	(32,074)	135,263	(50,121)
Increase (decrease) in net assets from contract
transactions	(87,839)	(49,691)	(97,001)	(25)	(98,820)
INCREASE (DECREASE) IN NET ASSETS	(88,417)	(157,885)	(543,507)	(480,360)	(167,054)
NET ASSETS AT BEGINNING OF PERIOD	271,676	830,862	1,648,941	1,802,860	1,043,492
NET ASSETS AT END OF PERIOD	$183,259	$672,977	$1,105,434	$1,322,500	$876,438

UNITS OUTSTANDING
Units outstanding at beginning of period	28,311	11,426	29,618	46,756	29,956
Units issued	86,721	7	1,146	5,150	1,335
Units redeemed	(95,936)	(773)	(3,471)	(4,166)	(4,486)
Units outstanding at end of period	19,096	10,660	27,293	47,740	26,805
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010	Freedom 2020	Freedom 2030	Freedom Income	Money Market
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$235	$2,936	$23	$4,182	$689
Net realized gains (losses)	3,327	204,947	1,223	18,549	—
Change in unrealized gains (losses)	(13,390)	(627,386)	(4,897)	(115,488)	—
Increase (decrease) in net assets from operations	(9,828)	(419,503)	(3,651)	(92,757)	689
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,317)	(59,435)	—	(28,313)	(126,853)
Contract maintenance charge	(70)	(2,461)	(8)	(4,094)	(1,019)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(1)	(2)	(170)	(7,344)
Increase (decrease) in net assets from contract
transactions	(2,388)	(61,897)	(10)	(32,577)	(135,216)
INCREASE (DECREASE) IN NET ASSETS	(12,216)	(481,400)	(3,661)	(125,334)	(134,527)
NET ASSETS AT BEGINNING OF PERIOD	66,466	2,429,815	19,856	702,380	2,019,538
NET ASSETS AT END OF PERIOD	$54,250	$1,948,415	$16,195	$577,046	$1,885,011

UNITS OUTSTANDING
Units outstanding at beginning of period	3,472	118,332	850	43,336	208,083
Units issued	6	—	—	28	1,013
Units redeemed	(145)	(3,460)	—	(2,256)	(15,003)
Units outstanding at end of period	3,333	114,872	850	41,108	194,093
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Growth	Fidelity VIP	Growth	Growth
	Money Market	& Income	Growth	Opportunities	Opportunities
	Service Class 2	Service Class 2	Initial Class	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,394)	$(30)	$(8,295)	$(5,404)	$(4,600)
Net realized gains (losses)	—	1,062	122,728	88,336	51,541
Change in unrealized gains (losses)	—	(3,259)	(532,382)	(323,286)	(215,035)
Increase (decrease) in net assets from operations	(5,394)	(2,227)	(417,949)	(240,354)	(168,094)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(268,047)	(775)	(14,753)	(8,893)	(10,712)
Contract maintenance charge	(4,892)	(13)	(515)	(120)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,853)	(227)	(36,784)	(73,859)	32,224
Increase (decrease) in net assets from contract
transactions	(311,792)	(1,015)	(52,052)	(82,872)	21,508
INCREASE (DECREASE) IN NET ASSETS	(317,186)	(3,242)	(470,001)	(323,226)	(146,586)
NET ASSETS AT BEGINNING OF PERIOD	1,272,192	33,161	1,639,953	625,235	409,199
NET ASSETS AT END OF PERIOD	$955,006	$29,919	$1,169,952	$302,009	$262,613

UNITS OUTSTANDING
Units outstanding at beginning of period	142,717	977	41,318	10,081	5,958
Units issued	489	2	1,394	122	559
Units redeemed	(35,667)	(34)	(3,133)	(2,231)	(243)
Units outstanding at end of period	107,539	945	39,579	7,972	6,274
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Investment
	High Income	High Income	Index 500	Index 500	Grade Bond
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,250	$97	$1,787	$(2,887)	$2,525
Net realized gains (losses)	(4,393)	(91)	130,165	65,341	11,921
Change in unrealized gains (losses)	(31,607)	(477)	(367,339)	(367,600)	(53,918)
Increase (decrease) in net assets from operations	(28,750)	(471)	(235,387)	(305,146)	(39,472)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,150	—	—
Transfers for contract benefits and terminations	(16,505)	(274)	(89,052)	(82,070)	(5,686)
Contract maintenance charge	(91)	(2)	(384)	(1,489)	(121)
Transfers among the sub-accounts and with the
Fixed Account - net	500	18	(123,649)	364,972	(1,388)
Increase (decrease) in net assets from contract
transactions	(16,096)	(258)	(209,935)	281,413	(7,195)
INCREASE (DECREASE) IN NET ASSETS	(44,846)	(729)	(445,322)	(23,733)	(46,667)
NET ASSETS AT BEGINNING OF PERIOD	227,286	3,623	1,346,545	1,397,754	283,853
NET ASSETS AT END OF PERIOD	$182,440	$2,894	$901,223	$1,374,021	$237,186

UNITS OUTSTANDING
Units outstanding at beginning of period	10,664	186	36,381	36,626	13,168
Units issued	102	8	94	12,703	20
Units redeemed	(986)	(24)	(6,330)	(4,229)	(387)
Units outstanding at end of period	9,780	170	30,145	45,100	12,801
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Mid Cap	Overseas	DynaTech	and Income	Income
	Service Class 2	Initial Class	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,401)	$(287)	$(392)	$61,819	$181,926
Net realized gains (losses)	29,212	3,978	10,567	1,727,503	124,563
Change in unrealized gains (losses)	(97,049)	(53,805)	(22,330)	(2,162,040)	(700,188)
Increase (decrease) in net assets from operations	(72,238)	(50,114)	(12,155)	(372,718)	(393,699)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	150	204
Transfers for contract benefits and terminations	(38,619)	(12,897)	—	(265,674)	(675,557)
Contract maintenance charge	(1,962)	(103)	—	(3,605)	(5,660)
Transfers among the sub-accounts and with the
Fixed Account - net	(216)	1,661	—	30,827	33,549
Increase (decrease) in net assets from contract
transactions	(40,797)	(11,339)	—	(238,302)	(647,464)
INCREASE (DECREASE) IN NET ASSETS	(113,035)	(61,453)	(12,155)	(611,020)	(1,041,163)
NET ASSETS AT BEGINNING OF PERIOD	467,931	201,105	29,583	4,580,265	6,044,333
NET ASSETS AT END OF PERIOD	$354,896	$139,652	$17,428	$3,969,245	$5,003,170

UNITS OUTSTANDING
Units outstanding at beginning of period	14,938	9,137	675	110,554	248,017
Units issued	43	129	—	9,620	7,444
Units redeemed	(1,490)	(765)	—	(15,871)	(35,203)
Units outstanding at end of period	13,491	8,501	675	104,303	220,258

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	U.S. Government
	Growth	Discovery	Mutual Shares	Small Cap Value	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(69,002)	$(162)	$7,817	$(14,102)	$9,980
Net realized gains (losses)	1,059,166	30,772	400,970	434,333	(43,668)
Change in unrealized gains (losses)	(3,318,082)	(59,286)	(797,707)	(759,778)	(113,841)
Increase (decrease) in net assets from operations	(2,327,918)	(28,676)	(388,920)	(339,547)	(147,529)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,355	—	5,687	3,523	366
Transfers for contract benefits and terminations	(598,748)	(17,321)	(609,886)	(129,354)	(145,413)
Contract maintenance charge	(4,629)	(1,408)	(5,034)	(3,411)	(1,051)
Transfers among the sub-accounts and with the
Fixed Account - net	599,660	121,023	(122,686)	(159,186)	(130,548)
Increase (decrease) in net assets from contract
transactions	24,638	102,294	(731,919)	(288,428)	(276,646)
INCREASE (DECREASE) IN NET ASSETS	(2,303,280)	73,618	(1,120,839)	(627,975)	(424,175)
NET ASSETS AT BEGINNING OF PERIOD	6,252,343	433,187	4,496,929	2,983,893	1,583,312
NET ASSETS AT END OF PERIOD	$3,949,063	$506,805	$3,376,090	$2,355,918	$1,159,137

UNITS OUTSTANDING
Units outstanding at beginning of period	144,720	19,833	150,194	54,889	125,700
Units issued	22,386	6,366	7,463	1,929	17,975
Units redeemed	(21,513)	(998)	(34,591)	(7,853)	(40,123)
Units outstanding at end of period	145,593	25,201	123,066	48,965	103,552
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.	Invesco V.I.
	Cap Value	Cap Value	Equity Insights	Equity Insights	American
	Institutional	Institutional	Institutional	Institutional	Franchise
	Shares	Shares	Shares	Shares	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36)	$(664)	$(623)	$(293)	$(71,972)
Net realized gains (losses)	1,568	8,425	192	194	1,539,302
Change in unrealized gains (losses)	(2,929)	(14,965)	(9,502)	(8,433)	(3,811,198)
Increase (decrease) in net assets from operations	(1,397)	(7,204)	(9,933)	(8,532)	(2,343,868)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(526)	—	(325,403)
Contract maintenance charge	(53)	(200)	(98)	(71)	(4,323)
Transfers among the sub-accounts and with the
Fixed Account - net	(107)	1	261	332	(32,571)
Increase (decrease) in net assets from contract
transactions	(160)	(199)	(363)	261	(362,297)
INCREASE (DECREASE) IN NET ASSETS	(1,557)	(7,403)	(10,296)	(8,271)	(2,706,165)
NET ASSETS AT BEGINNING OF PERIOD	17,856	61,726	47,681	40,453	7,449,539
NET ASSETS AT END OF PERIOD	$16,299	$54,323	$37,385	$32,182	$4,743,374

UNITS OUTSTANDING
Units outstanding at beginning of period	703	1,834	1,629	1,053	186,431
Units issued	—	—	12	12	819
Units redeemed	(7)	(7)	(27)	(4)	(12,088)
Units outstanding at end of period	696	1,827	1,614	1,061	175,162
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21,348)	$(14,399)	$(19,158)	$(7,670)	$(86,158)
Net realized gains (losses)	396,594	444,604	349,111	218,468	1,956,000
Change in unrealized gains (losses)	(938,427)	(532,234)	(418,103)	(461,944)	(4,205,204)
Increase (decrease) in net assets from operations	(563,181)	(102,029)	(88,150)	(251,146)	(2,335,362)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	288	—	12,416
Transfers for contract benefits and terminations	(38,425)	(65,485)	(188,923)	(20,206)	(434,111)
Contract maintenance charge	(2,966)	(2,467)	(5,180)	(273)	(5,885)
Transfers among the sub-accounts and with the
Fixed Account - net	25,376	27,851	98,515	5,160	(215,494)
Increase (decrease) in net assets from contract
transactions	(15,835)	(40,101)	(95,300)	(15,319)	(643,074)
INCREASE (DECREASE) IN NET ASSETS	(579,016)	(142,130)	(183,450)	(266,465)	(2,978,436)
NET ASSETS AT BEGINNING OF PERIOD	1,749,120	2,568,728	1,908,031	798,349	7,420,890
NET ASSETS AT END OF PERIOD	$1,170,104	$2,426,598	$1,724,581	$531,884	$4,442,454

UNITS OUTSTANDING
Units outstanding at beginning of period	37,565	161,383	55,379	24,918	150,330
Units issued	868	1,520	5,628	228	12,282
Units redeemed	(1,406)	(5,632)	(7,838)	(861)	(30,775)
Units outstanding at end of period	37,027	157,271	53,169	24,285	131,837
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Invesco V.I.	Invesco V.I.
	Comstock	Comstock	Balanced	Core Bond	Core Bond
	Series I	Series II	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,925	$(15,296)	$(6,889)	$5,894	$57,754
Net realized gains (losses)	67,663	406,953	114,858	(74,879)	(523,869)
Change in unrealized gains (losses)	(76,300)	(427,891)	(442,515)	45,871	173,542
Increase (decrease) in net assets from operations	(6,712)	(36,234)	(334,546)	(23,114)	(292,573)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	12,416	2,247	—	—
Transfers for contract benefits and terminations	(59,300)	(176,870)	(34,771)	(9,880)	(47,127)
Contract maintenance charge	(500)	(12,682)	(1,311)	(25)	(1,246)
Transfers among the sub-accounts and with the
Fixed Account - net	(82,551)	(507,419)	(122,673)	(201,473)	(2,528,425)
Increase (decrease) in net assets from contract
transactions	(142,351)	(684,555)	(156,508)	(211,378)	(2,576,798)
INCREASE (DECREASE) IN NET ASSETS	(149,063)	(720,789)	(491,054)	(234,492)	(2,869,371)
NET ASSETS AT BEGINNING OF PERIOD	1,058,395	5,961,039	1,849,727	234,492	2,869,371
NET ASSETS AT END OF PERIOD	$909,332	$5,240,250	$1,358,673	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	28,108	176,981	84,951	16,482	279,520
Units issued	12	2,433	2,455	206	724
Units redeemed	(4,028)	(23,896)	(11,403)	(16,688)	(280,244)
Units outstanding at end of period	24,092	155,518	76,003	—	—
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,739)	$(285)	$(2,267)	$(10,280)	$(13,902)
Net realized gains (losses)	563,472	5,707	(3,883)	(6,628)	302,180
Change in unrealized gains (losses)	(1,475,711)	(12,836)	(46,771)	(126,858)	(751,539)
Increase (decrease) in net assets from operations	(925,978)	(7,414)	(52,921)	(143,766)	(463,261)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(426,768)	(524)	(22,343)	(102,820)	(72,144)
Contract maintenance charge	(2,962)	(100)	(185)	(3,154)	(391)
Transfers among the sub-accounts and with the
Fixed Account - net	(55,691)	(13)	201,414	2,424,787	3,478
Increase (decrease) in net assets from contract
transactions	(485,421)	(637)	178,886	2,318,813	(69,057)
INCREASE (DECREASE) IN NET ASSETS	(1,411,399)	(8,051)	125,965	2,175,047	(532,318)
NET ASSETS AT BEGINNING OF PERIOD	4,436,265	33,821	263,351	1,919	1,479,427
NET ASSETS AT END OF PERIOD	$3,024,866	$25,770	$389,316	$2,176,966	$947,109

UNITS OUTSTANDING
Units outstanding at beginning of period	142,309	1,133	14,479	124	69,524
Units issued	2,273	212	12,928	257,208	183
Units redeemed	(20,188)	(246)	(1,914)	(25,838)	(4,953)
Units outstanding at end of period	124,394	1,099	25,493	231,494	64,754
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500	S&P 500
	Series II	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,804)	$27,990	$1,055	$2,180	$(7,165)
Net realized gains (losses)	684,072	711,598	94,302	138,844	100,755
Change in unrealized gains (losses)	(1,690,586)	(899,146)	(116,747)	(245,199)	(198,268)
Increase (decrease) in net assets from operations	(1,044,318)	(159,558)	(21,390)	(104,175)	(104,678)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	348	420	—	—	—
Transfers for contract benefits and terminations	(124,331)	(144,496)	(16,282)	(29,521)	(67,652)
Contract maintenance charge	(4,744)	(2,485)	(575)	(378)	(8,321)
Transfers among the sub-accounts and with the
Fixed Account - net	(154,466)	(7,346)	(12,560)	2,704,635	2,207,775
Increase (decrease) in net assets from contract
transactions	(283,193)	(153,907)	(29,417)	2,674,736	2,131,802
INCREASE (DECREASE) IN NET ASSETS	(1,327,511)	(313,465)	(50,807)	2,570,561	2,027,124
NET ASSETS AT BEGINNING OF PERIOD	3,279,648	5,384,015	672,777	—	—
NET ASSETS AT END OF PERIOD	$1,952,137	$5,070,550	$621,970	$2,570,561	$2,027,124

UNITS OUTSTANDING
Units outstanding at beginning of period	81,917	55,217	25,434	—	—
Units issued	3,018	315	7	270,677	230,879
Units redeemed	(12,332)	(1,918)	(1,053)	(3,226)	(19,074)
Units outstanding at end of period	72,603	53,614	24,388	267,451	211,805
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,972	$(2,155)	$3,619	$(104)	$(9,784)
Net realized gains (losses)	224,216	169,030	112,384	3,548	65,380
Change in unrealized gains (losses)	(377,546)	(269,398)	(339,628)	(12,401)	(328,166)
Increase (decrease) in net assets from operations	(147,358)	(102,523)	(223,625)	(8,957)	(272,570)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,067	—	—	—
Transfers for contract benefits and terminations	(150,811)	(151,891)	(78,956)	(1,780)	(40,228)
Contract maintenance charge	(1,181)	(2,674)	(512)	(3)	(534)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,201)	(2,733)	4,725	(229)	(12,726)
Increase (decrease) in net assets from contract
transactions	(157,193)	(155,231)	(74,743)	(2,012)	(53,488)
INCREASE (DECREASE) IN NET ASSETS	(304,551)	(257,754)	(298,368)	(10,969)	(326,058)
NET ASSETS AT BEGINNING OF PERIOD	1,762,588	1,191,752	1,164,246	44,276	1,208,803
NET ASSETS AT END OF PERIOD	$1,458,037	$933,998	$865,878	$33,307	$882,745

UNITS OUTSTANDING
Units outstanding at beginning of period	78,825	39,561	47,772	1,601	28,981
Units issued	402	350	445	10	42
Units redeemed	(8,096)	(6,007)	(4,470)	(205)	(1,572)
Units outstanding at end of period	71,131	33,904	43,747	1,406	27,451
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,712)	$(5,936)	$(16,357)	$(5,460)	$(74,300)
Net realized gains (losses)	13,219	84,516	204,583	(5,361)	(146,048)
Change in unrealized gains (losses)	(64,550)	(287,613)	(685,868)	(51,280)	(516,786)
Increase (decrease) in net assets from operations	(54,043)	(209,033)	(497,642)	(62,101)	(737,134)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,067	—	38,822
Transfers for contract benefits and terminations	(17,707)	(10,271)	(112,428)	(13,340)	(379,493)
Contract maintenance charge	(614)	(128)	(1,963)	(203)	(3,689)
Transfers among the sub-accounts and with the
Fixed Account - net	—	4,480	36,265	(3)	(78,925)
Increase (decrease) in net assets from contract
transactions	(18,321)	(5,919)	(76,059)	(13,546)	(423,285)
INCREASE (DECREASE) IN NET ASSETS	(72,364)	(214,952)	(573,701)	(75,647)	(1,160,419)
NET ASSETS AT BEGINNING OF PERIOD	239,278	641,313	1,521,889	493,801	5,764,189
NET ASSETS AT END OF PERIOD	$166,914	$426,361	$948,188	$418,154	$4,603,770

UNITS OUTSTANDING
Units outstanding at beginning of period	10,124	15,411	25,721	29,038	310,186
Units issued	—	171	2,340	371	9,829
Units redeemed	(871)	(378)	(4,166)	(1,333)	(35,261)
Units outstanding at end of period	9,253	15,204	23,895	28,076	284,754
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(177)	$—	$2,972	$(8,145)	$12,785
Net realized gains (losses)	—	—	(29,624)	368,999	(3,766)
Change in unrealized gains (losses)	—	—	(45,038)	(594,849)	(55,148)
Increase (decrease) in net assets from operations	(177)	—	(71,690)	(233,995)	(46,129)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	19,827	—
Transfers for contract benefits and terminations	(32,819)	—	(59,952)	(391,265)	(16,018)
Contract maintenance charge	(140)	—	(418)	(3,579)	(217)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	—	(112,409)	140,971	(1,608)
Increase (decrease) in net assets from contract
transactions	(32,960)	—	(172,779)	(234,046)	(17,843)
INCREASE (DECREASE) IN NET ASSETS	(33,137)	—	(244,469)	(468,041)	(63,972)
NET ASSETS AT BEGINNING OF PERIOD	193,798	15	699,253	3,441,657	433,026
NET ASSETS AT END OF PERIOD	$160,661	$15	$454,784	$2,973,616	$369,054

UNITS OUTSTANDING
Units outstanding at beginning of period	20,185	2	41,294	84,434	18,387
Units issued	6	—	7,150	7,873	117
Units redeemed	(3,187)	—	(18,024)	(13,031)	(936)
Units outstanding at end of period	17,004	2	30,420	79,276	17,568
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,610	$(3,759)	$(580)	$2,864	$(25,765)
Net realized gains (losses)	(5,882)	76,563	6,889	475,454	2,986,753
Change in unrealized gains (losses)	(44,573)	(142,303)	(13,225)	(791,776)	(4,895,243)
Increase (decrease) in net assets from operations	(41,845)	(69,499)	(6,916)	(313,458)	(1,934,255)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	38,029
Transfers for contract benefits and terminations	(13,078)	(24,223)	(6,365)	(69,629)	(466,461)
Contract maintenance charge	(1,484)	(239)	—	(958)	(5,801)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,247)	440	1	3,390	89,814
Increase (decrease) in net assets from contract
transactions	(22,809)	(24,022)	(6,364)	(67,197)	(344,419)
INCREASE (DECREASE) IN NET ASSETS	(64,654)	(93,521)	(13,280)	(380,655)	(2,278,674)
NET ASSETS AT BEGINNING OF PERIOD	375,442	450,657	45,247	1,503,952	9,209,401
NET ASSETS AT END OF PERIOD	$310,788	$357,136	$31,967	$1,123,297	$6,930,727

UNITS OUTSTANDING
Units outstanding at beginning of period	17,634	11,799	1,460	43,955	195,288
Units issued	8	13	—	133	8,167
Units redeemed	(1,175)	(769)	(266)	(2,466)	(16,356)
Units outstanding at end of period	16,467	11,043	1,194	41,622	187,099

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	S&P 500 Index	S&P 500 Index	Technology
	Series I	Series II	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,602)	$(33,591)	$31,507	$12,659	$(5,924)
Net realized gains (losses)	73,986	392,747	506,653	608,190	159,776
Change in unrealized gains (losses)	(167,246)	(917,464)	(974,778)	(988,402)	(393,650)
Increase (decrease) in net assets from operations	(96,862)	(558,308)	(436,618)	(367,553)	(239,798)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,250	3,643	—	—	—
Transfers for contract benefits and terminations	(68,874)	(197,021)	(162,528)	(53,247)	(35,715)
Contract maintenance charge	(146)	(3,113)	(184)	(213)	(262)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,849)	(19,986)	(2,698,155)	(2,308,070)	89
Increase (decrease) in net assets from contract
transactions	(92,619)	(216,477)	(2,860,867)	(2,361,530)	(35,888)
INCREASE (DECREASE) IN NET ASSETS	(189,481)	(774,785)	(3,297,485)	(2,729,083)	(275,686)
NET ASSETS AT BEGINNING OF PERIOD	600,821	3,317,532	3,297,485	2,729,083	608,520
NET ASSETS AT END OF PERIOD	$411,340	$2,542,747	$—	$—	$332,834

UNITS OUTSTANDING
Units outstanding at beginning of period	12,225	53,142	74,372	60,359	11,371
Units issued	99	1,492	43	37	2
Units redeemed	(2,255)	(5,485)	(74,415)	(60,396)	(865)
Units outstanding at end of period	10,069	49,149	—	—	10,508
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.		Lord Abbett	Lord Abbett	Lord Abbett
	Technology	Lord Abbett	Fundamental	Growth	Growth
	Series II	Bond Debenture	Equity	and Income	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,714)	$49,188	$(2,910)	$400	$(13,028)
Net realized gains (losses)	71,836	(17,553)	96,489	87,490	80,962
Change in unrealized gains (losses)	(170,042)	(315,816)	(201,217)	(191,212)	(456,108)
Increase (decrease) in net assets from operations	(100,920)	(284,181)	(107,638)	(103,322)	(388,174)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	12,416	—	—	—
Transfers for contract benefits and terminations	—	(139,491)	(43,302)	(14,585)	(38,638)
Contract maintenance charge	—	(1,821)	(880)	(2,005)	(1,573)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(39,439)	(10,143)	118,907	61,579
Increase (decrease) in net assets from contract
transactions	1	(168,335)	(54,325)	102,317	21,368
INCREASE (DECREASE) IN NET ASSETS	(100,919)	(452,516)	(161,963)	(1,005)	(366,806)
NET ASSETS AT BEGINNING OF PERIOD	246,009	2,078,078	832,226	950,104	1,138,091
NET ASSETS AT END OF PERIOD	$145,090	$1,625,562	$670,263	$949,099	$771,285

UNITS OUTSTANDING
Units outstanding at beginning of period	4,919	91,058	25,072	34,033	23,216
Units issued	—	4,728	243	6,497	2,459
Units redeemed	—	(12,860)	(2,057)	(2,093)	(2,050)
Units outstanding at end of period	4,919	82,926	23,258	38,437	23,625
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		LVIP Delaware
	Lord Abbett	Smid Cap	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Core Series	High Yield	Investors Trust	New Discovery
	Stock	Standard Class	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,671)	$(2,666)	$5,222	$(915)	$(2,447)
Net realized gains (losses)	128,376	9,977	(888)	22,435	59,849
Change in unrealized gains (losses)	(361,366)	(63,779)	(19,713)	(53,928)	(140,694)
Increase (decrease) in net assets from operations	(244,661)	(56,468)	(15,379)	(32,408)	(83,292)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,046	—	2,250	—	—
Transfers for contract benefits and terminations	(114,072)	(1,943)	(4,774)	(2,426)	(3,873)
Contract maintenance charge	(1,111)	(97)	(34)	(85)	(92)
Transfers among the sub-accounts and with the
Fixed Account - net	(24,024)	1,198	287	(336)	(19,233)
Increase (decrease) in net assets from contract
transactions	(132,161)	(842)	(2,271)	(2,847)	(23,198)
INCREASE (DECREASE) IN NET ASSETS	(376,822)	(57,310)	(17,650)	(35,255)	(106,490)
NET ASSETS AT BEGINNING OF PERIOD	1,978,276	381,962	134,307	186,138	285,486
NET ASSETS AT END OF PERIOD	$1,601,454	$324,652	$116,657	$150,883	$178,996

UNITS OUTSTANDING
Units outstanding at beginning of period	74,714	9,681	5,567	5,296	6,827
Units issued	1,713	43	114	—	55
Units redeemed	(7,325)	(66)	(209)	(91)	(712)
Units outstanding at end of period	69,102	9,658	5,472	5,205	6,170
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT			Morgan Stanley	Morgan Stanley
	Total Return	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging
	Bond	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity
	Initial Class	Class I	Class II	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,161	$(4,530)	$(25,907)	$44,375	$(1,641)
Net realized gains (losses)	2,282	121,425	591,966	(24,840)	16,475
Change in unrealized gains (losses)	(41,204)	(472,282)	(2,330,124)	(192,424)	(68,920)
Increase (decrease) in net assets from operations	(35,761)	(355,387)	(1,764,065)	(172,889)	(54,086)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,350	—	—	—	—
Transfers for contract benefits and terminations	(8,861)	(3,623)	(60,301)	(12,530)	(9,134)
Contract maintenance charge	(47)	(697)	(4,977)	(339)	(104)
Transfers among the sub-accounts and with the
Fixed Account - net	19	1	345,159	3,144	1,025
Increase (decrease) in net assets from contract
transactions	(7,539)	(4,319)	279,881	(9,725)	(8,213)
INCREASE (DECREASE) IN NET ASSETS	(43,300)	(359,706)	(1,484,184)	(182,614)	(62,299)
NET ASSETS AT BEGINNING OF PERIOD	240,893	561,343	2,646,487	849,548	208,188
NET ASSETS AT END OF PERIOD	$197,593	$201,637	$1,162,303	$666,934	$145,889

UNITS OUTSTANDING
Units outstanding at beginning of period	10,716	5,756	33,099	29,301	6,667
Units issued	68	—	12,955	1,632	45
Units redeemed	(443)	(89)	(4,243)	(2,216)	(369)
Units outstanding at end of period	10,341	5,667	41,811	28,717	6,343
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Global	VIF Global	VIF Global	VIF Global
	Markets Equity	Franchise	Infrastructure	Infrastructure	Strategist
	Class II	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(200)	$(18,412)	$19,980	$968	$(18,211)
Net realized gains (losses)	1,845	73,706	57,148	4,698	217,549
Change in unrealized gains (losses)	(7,657)	(476,855)	(210,227)	(13,737)	(485,179)
Increase (decrease) in net assets from operations	(6,012)	(421,561)	(133,099)	(8,071)	(285,841)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	120	—	—	—
Transfers for contract benefits and terminations	(6,374)	(258,872)	(45,993)	(13,392)	(89,098)
Contract maintenance charge	(71)	(2,576)	(722)	(127)	(868)
Transfers among the sub-accounts and with the
Fixed Account - net	459	(281,136)	(74,823)	(1)	(36,293)
Increase (decrease) in net assets from contract
transactions	(5,986)	(542,464)	(121,538)	(13,520)	(126,259)
INCREASE (DECREASE) IN NET ASSETS	(11,998)	(964,025)	(254,637)	(21,591)	(412,100)
NET ASSETS AT BEGINNING OF PERIOD	25,059	2,370,946	1,434,319	98,363	1,626,669
NET ASSETS AT END OF PERIOD	$13,061	$1,406,921	$1,179,682	$76,772	$1,214,569

UNITS OUTSTANDING
Units outstanding at beginning of period	588	44,892	17,664	3,773	80,340
Units issued	16	416	171	—	239
Units redeemed	(197)	(12,790)	(1,843)	(522)	(7,744)
Units outstanding at end of period	407	32,518	15,992	3,251	72,835
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,684)	$(105,378)	$(27,606)	$(320)	$(8,183)
Net realized gains (losses)	37,859	3,264,043	852,264	41,375	356,691
Change in unrealized gains (losses)	(82,401)	(11,500,535)	(2,664,988)	(104,298)	(884,365)
Increase (decrease) in net assets from operations	(48,226)	(8,341,870)	(1,840,330)	(63,243)	(535,857)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	780	—	—	1,203
Transfers for contract benefits and terminations	(4,259)	(219,819)	(52,686)	(20,810)	(94,312)
Contract maintenance charge	(698)	(4,502)	(7,309)	(182)	(1,402)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,371)	(124,127)	100,814	(35)	53,819
Increase (decrease) in net assets from contract
transactions	(7,328)	(347,668)	40,819	(21,027)	(40,692)
INCREASE (DECREASE) IN NET ASSETS	(55,554)	(8,689,538)	(1,799,511)	(84,270)	(576,549)
NET ASSETS AT BEGINNING OF PERIOD	263,250	13,893,611	3,011,030	238,017	1,946,800
NET ASSETS AT END OF PERIOD	$207,696	$5,204,073	$1,211,519	$153,747	$1,370,251

UNITS OUTSTANDING
Units outstanding at beginning of period	13,022	156,113	59,452	4,503	42,025
Units issued	—	2,264	1,921	8	2,812
Units redeemed	(397)	(10,399)	(1,233)	(465)	(3,625)
Units outstanding at end of period	12,625	147,978	60,140	4,046	41,212
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			PIMCO VIT
			Commodity	PIMCO VIT
	Morgan Stanley	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT
	VIS Income Plus	VIS Income Plus	Strategy	Markets Bond	Real Return
	Class X Shares	Class Y Shares	Advisor Class	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,777	$192	$385	$162	$5,262
Net realized gains (losses)	(14,588)	(8,464)	(15)	(24)	(1,063)
Change in unrealized gains (losses)	(356,710)	(143,567)	(246)	(1,146)	(18,109)
Increase (decrease) in net assets from operations	(363,521)	(151,839)	124	(1,008)	(13,910)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(75,177)	(80,988)	—	—	(13,420)
Contract maintenance charge	(889)	(492)	(4)	(20)	(151)
Transfers among the sub-accounts and with the
Fixed Account - net	(112,253)	1,145	—	—	(1,421)
Increase (decrease) in net assets from contract
transactions	(188,319)	(80,335)	(4)	(20)	(14,992)
INCREASE (DECREASE) IN NET ASSETS	(551,840)	(232,174)	120	(1,028)	(28,902)
NET ASSETS AT BEGINNING OF PERIOD	2,083,315	861,552	1,741	5,910	108,815
NET ASSETS AT END OF PERIOD	$1,531,475	$629,378	$1,861	$4,882	$79,913

UNITS OUTSTANDING
Units outstanding at beginning of period	42,622	41,140	249	324	6,844
Units issued	101	583	—	—	92
Units redeemed	(4,736)	(5,416)	—	(2)	(1,114)
Units outstanding at end of period	37,987	36,307	249	322	5,822
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Putnam VT	Putnam VT
		Putnam VT	Emerging	Focused	Putnam VT
	PIMCO VIT	Diversified	Markets	International	George Putnam
	Total Return	Income	Equity Fund	Equity	Balanced
	Advisor Class	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$839	$48,720	$(5,414)	$8,224	$(12,646)
Net realized gains (losses)	(4,725)	(40,965)	28,858	617,699	284,159
Change in unrealized gains (losses)	(14,649)	(40,665)	(192,359)	(1,027,116)	(838,273)
Increase (decrease) in net assets from operations	(18,535)	(32,910)	(168,915)	(401,193)	(566,760)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	480	1,680	168
Transfers for contract benefits and terminations	(27,298)	(114,520)	(93,935)	(235,634)	(242,145)
Contract maintenance charge	(3,290)	(187)	(293)	(761)	(3,208)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(28,520)	(8,425)	(43,826)	(21,881)
Increase (decrease) in net assets from contract
transactions	(30,588)	(143,227)	(102,173)	(278,541)	(267,066)
INCREASE (DECREASE) IN NET ASSETS	(49,123)	(176,137)	(271,088)	(679,734)	(833,826)
NET ASSETS AT BEGINNING OF PERIOD	127,391	1,020,528	585,516	2,094,989	3,398,482
NET ASSETS AT END OF PERIOD	$78,268	$844,391	$314,428	$1,415,255	$2,564,656

UNITS OUTSTANDING
Units outstanding at beginning of period	7,888	52,869	27,564	112,233	128,744
Units issued	—	747	458	1,353	2,638
Units redeemed	(2,206)	(8,415)	(7,280)	(19,548)	(13,974)
Units outstanding at end of period	5,682	45,201	20,742	94,038	117,408
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,820)	$(18,612)	$(25,421)	$(123,039)	$66,383
Net realized gains (losses)	180,130	206,244	—	2,022,939	(34,365)
Change in unrealized gains (losses)	(521,108)	(323,391)	—	(5,770,892)	(276,325)
Increase (decrease) in net assets from operations	(342,798)	(135,759)	(25,421)	(3,870,992)	(244,307)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	32,309	720	903
Transfers for contract benefits and terminations	(179,235)	(132,717)	(450,848)	(1,015,936)	(188,422)
Contract maintenance charge	(1,309)	(1,292)	(17,396)	(5,233)	(1,750)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,392)	174,873	(226,352)	55,302	(23,391)
Increase (decrease) in net assets from contract
transactions	(191,936)	40,864	(662,287)	(965,147)	(212,660)
INCREASE (DECREASE) IN NET ASSETS	(534,734)	(94,895)	(687,708)	(4,836,139)	(456,967)
NET ASSETS AT BEGINNING OF PERIOD	2,057,177	2,249,087	6,224,163	12,885,597	2,002,520
NET ASSETS AT END OF PERIOD	$1,522,443	$2,154,192	$5,536,455	$8,049,458	$1,545,553

UNITS OUTSTANDING
Units outstanding at beginning of period	68,765	47,631	686,959	508,316	68,162
Units issued	1,210	4,317	52,581	12,887	686
Units redeemed	(7,855)	(3,343)	(125,720)	(56,322)	(8,765)
Units outstanding at end of period	62,120	48,605	613,820	464,881	60,083
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$179,841	$5,207	$3,217	$25,540	$62,304
Net realized gains (losses)	(152,228)	325,195	11,850	1,734,131	(58,315)
Change in unrealized gains (losses)	(733,355)	(916,619)	(58,128)	(2,453,203)	(92,923)
Increase (decrease) in net assets from operations	(705,742)	(586,217)	(43,061)	(693,532)	(88,934)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,315	593	—	14,209	90
Transfers for contract benefits and terminations	(378,243)	(226,723)	(33,627)	(1,459,166)	(153,610)
Contract maintenance charge	(3,793)	(3,415)	(135)	(7,774)	(476)
Transfers among the sub-accounts and with the
Fixed Account - net	(68,452)	18,346	11,694	(86,498)	(4,964)
Increase (decrease) in net assets from contract
transactions	(420,173)	(211,199)	(22,068)	(1,539,229)	(158,960)
INCREASE (DECREASE) IN NET ASSETS	(1,125,915)	(797,416)	(65,129)	(2,232,761)	(247,894)
NET ASSETS AT BEGINNING OF PERIOD	4,942,897	3,740,482	535,984	16,027,317	893,027
NET ASSETS AT END OF PERIOD	$3,816,982	$2,943,066	$470,855	$13,794,556	$645,133

UNITS OUTSTANDING
Units outstanding at beginning of period	270,951	179,554	29,730	333,544	49,776
Units issued	12,817	5,704	831	10,132	1,166
Units redeemed	(37,755)	(16,301)	(2,126)	(39,567)	(10,458)
Units outstanding at end of period	246,013	168,957	28,435	304,109	40,484
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,741)	$(10,342)	$(2,102)	$(23,602)	$(4,787)
Net realized gains (losses)	1,326,353	144,756	28,068	271,481	93,716
Change in unrealized gains (losses)	(2,224,681)	(434,538)	(81,620)	(567,779)	(264,495)
Increase (decrease) in net assets from operations	(914,069)	(300,124)	(55,654)	(319,900)	(175,566)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,548	173	—	240	—
Transfers for contract benefits and terminations	(394,798)	(73,167)	(885)	(220,495)	(28,622)
Contract maintenance charge	(2,102)	(848)	(14)	(1,257)	(107)
Transfers among the sub-accounts and with the
Fixed Account - net	138,921	(850)	152	13,817	6,979
Increase (decrease) in net assets from contract
transactions	(256,431)	(74,692)	(747)	(207,695)	(21,750)
INCREASE (DECREASE) IN NET ASSETS	(1,170,500)	(374,816)	(56,401)	(527,595)	(197,316)
NET ASSETS AT BEGINNING OF PERIOD	5,595,685	1,668,179	189,848	2,399,411	517,057
NET ASSETS AT END OF PERIOD	$4,425,185	$1,293,363	$133,447	$1,871,816	$319,741

UNITS OUTSTANDING
Units outstanding at beginning of period	188,870	45,151	3,245	44,794	8,221
Units issued	3,928	1,033	3	489	168
Units redeemed	(15,109)	(3,316)	(19)	(4,347)	(580)
Units outstanding at end of period	177,689	42,868	3,229	40,936	7,809
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT	Templeton
	Sustainable	Developing	Templeton
	Leaders	Markets	Foreign
	Class IB	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(57,140)	$7,670	$64,165
Net realized gains (losses)	1,351,205	49,701	(72,257)
Change in unrealized gains (losses)	(3,625,713)	(263,606)	(376,025)
Increase (decrease) in net assets from operations	(2,331,648)	(206,235)	(384,117)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	2,893	7,107
Transfers for contract benefits and terminations	(722,921)	(19,171)	(221,532)
Contract maintenance charge	(4,204)	(1,413)	(7,085)
Transfers among the sub-accounts and with the
Fixed Account - net	15,907	21,920	(243,751)
Increase (decrease) in net assets from contract
transactions	(711,038)	4,229	(465,261)
INCREASE (DECREASE) IN NET ASSETS	(3,042,686)	(202,006)	(849,378)
NET ASSETS AT BEGINNING OF PERIOD	9,999,243	895,431	4,696,350
NET ASSETS AT END OF PERIOD	$6,956,557	$693,425	$3,846,972

UNITS OUTSTANDING
Units outstanding at beginning of period	258,963	21,681	225,271
Units issued	3,260	1,306	10,939
Units redeemed	(25,552)	(1,128)	(32,883)
Units outstanding at end of period	236,671	21,859	203,327

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Growth	VPS International	VPS Large	VPS Small/	Index
	& Income	Value	Cap Growth	Mid Value	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,529)	$(190)	$(34,407)	$(5,896)	$(1,241)
Net realized gains (losses)	70,904	(1,795)	305,619	15,840	20,898
Change in unrealized gains (losses)	331,506	15,191	192,730	120,845	5,809
Increase (decrease) in net assets from operations	385,881	13,206	463,942	130,789	25,466
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(152,708)	(9,373)	(131,859)	(32,051)	(8,094)
Contract maintenance charge	(4,228)	(680)	(5,753)	(2,518)	(148)
Transfers among the sub-accounts and with the
Fixed Account - net	219,609	(10,798)	(209,086)	(36,994)	422
Increase (decrease) in net assets from contract
transactions	62,673	(20,851)	(346,698)	(71,563)	(7,820)
INCREASE (DECREASE) IN NET ASSETS	448,554	(7,645)	117,244	59,226	17,646
NET ASSETS AT BEGINNING OF PERIOD	1,480,205	157,399	1,990,024	416,495	176,012
NET ASSETS AT END OF PERIOD	$1,928,759	$149,754	$2,107,268	$475,721	$193,658

UNITS OUTSTANDING
Units outstanding at beginning of period	53,460	14,986	48,090	10,845	6,277
Units issued	9,564	65	2,537	17	17
Units redeemed	(7,922)	(1,884)	(11,435)	(1,491)	(265)
Units outstanding at end of period	55,102	13,167	39,192	9,371	6,029

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(485)	$(510)	$(439)	$(64)	$(38)
Net realized gains (losses)	3,671	5,889	274	—	31
Change in unrealized gains (losses)	5,190	(2,664)	2,951	—	283
Increase (decrease) in net assets from operations	8,376	2,715	2,786	(64)	276
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1	—	—	—
Transfers for contract benefits and terminations	(2,246)	(1,205)	—	(14,113)	—
Contract maintenance charge	—	(30)	(17)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,703)	(10,171)	(1)	23,534	1
Increase (decrease) in net assets from contract
transactions	(3,949)	(11,405)	(18)	9,421	(3)
INCREASE (DECREASE) IN NET ASSETS	4,427	(8,690)	2,768	9,357	273
NET ASSETS AT BEGINNING OF PERIOD	37,367	30,112	23,471	—	2,532
NET ASSETS AT END OF PERIOD	$41,794	$21,422	$26,239	$9,357	$2,805

UNITS OUTSTANDING
Units outstanding at beginning of period	2,026	2,409	1,235	—	150
Units issued	3	1	—	2,032	—
Units redeemed	(190)	(808)	(1)	(1,016)	(1)
Units outstanding at end of period	1,839	1,602	1,234	1,016	149
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST			AST
	J.P. Morgan	AST		Neuberger	AST
	Tactical	Loomis Sayles	AST	Berman/LSV	Preservation
	Preservation	Large-Cap	Mid-Cap	Mid-Cap	Asset
	Portfolio	Growth*	Growth	Value	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(323)	$(166)	$(88)	$(95)	$(1,163)
Net realized gains (losses)	147	144	55	69	42,295
Change in unrealized gains (losses)	1,265	1,828	569	1,809	(38,971)
Increase (decrease) in net assets from operations	1,089	1,806	536	1,783	2,161
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	(100,532)
Contract maintenance charge	(13)	(19)	(10)	(11)	(60)
Transfers among the sub-accounts and with the
Fixed Account - net	2	1	1	—	—
Increase (decrease) in net assets from contract
transactions	(11)	(18)	(9)	(11)	(100,592)
INCREASE (DECREASE) IN NET ASSETS	1,078	1,788	527	1,772	(98,431)
NET ASSETS AT BEGINNING OF PERIOD	17,906	10,825	5,991	5,606	161,475
NET ASSETS AT END OF PERIOD	$18,984	$12,613	$6,518	$7,378	$63,044

UNITS OUTSTANDING
Units outstanding at beginning of period	1,173	312	177	285	9,313
Units issued	—	—	—	—	1
Units redeemed	(1)	—	—	—	(5,736)
Units outstanding at end of period	1,172	312	177	285	3,578
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	AST	AST	AST	AST
	Prudential	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon
	Growth	Growth	Asset	Large-Cap	Stock Index
	Allocation	Opportunities*	Allocation	Value*	Fund, Inc.
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,256)	$(88)	$(2,702)	$(53)	$(8,847)
Net realized gains (losses)	1,463	71	9,343	14	2,303,906
Change in unrealized gains (losses)	18,234	(151)	8,808	813	(1,666,441)
Increase (decrease) in net assets from operations	17,441	(168)	15,449	774	628,618
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(5,347)	—	(44,892)	—	(4,418,612)
Contract maintenance charge	(10)	(9)	(42)	(6)	(799)
Transfers among the sub-accounts and with the
Fixed Account - net	16,620	—	30,087	1	(7,517)
Increase (decrease) in net assets from contract
transactions	11,263	(9)	(14,847)	(5)	(4,426,928)
INCREASE (DECREASE) IN NET ASSETS	28,704	(177)	602	769	(3,798,310)
NET ASSETS AT BEGINNING OF PERIOD	105,395	6,209	160,704	3,253	5,805,056
NET ASSETS AT END OF PERIOD	$134,099	$6,032	$161,306	$4,022	$2,006,746

UNITS OUTSTANDING
Units outstanding at beginning of period	7,021	209	8,261	229	197,071
Units issued	1,089	—	1,521	—	24
Units redeemed	(322)	—	(2,138)	—	(143,377)
Units outstanding at end of period	7,788	209	7,644	229	53,718
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	BNY Mellon			Delaware VIP
	Sustainable U.S.	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP
	Equity Portfolio,	Appreciation	Government	Value Series	Contrafund
	Inc	Initial Shares	Money Market	Standard Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(772)	$(2,281)	$(3,580)	$(3,179)	$(17,792)
Net realized gains (losses)	4,720	35,328	—	21,080	222,711
Change in unrealized gains (losses)	30,556	30,599	—	197,187	145,031
Increase (decrease) in net assets from operations	34,504	63,646	(3,580)	215,088	349,950
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,349)	(7)	(6,728)	(64,246)	(26,464)
Contract maintenance charge	(98)	(77)	(295)	(470)	(684)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(29,737)	(114,121)	8,952	(21,067)
Increase (decrease) in net assets from contract
transactions	(1,447)	(29,821)	(121,144)	(55,764)	(48,215)
INCREASE (DECREASE) IN NET ASSETS	33,057	33,825	(124,724)	159,324	301,735
NET ASSETS AT BEGINNING OF PERIOD	135,884	257,129	396,400	671,538	1,347,206
NET ASSETS AT END OF PERIOD	$168,941	$290,954	$271,676	$830,862	$1,648,941

UNITS OUTSTANDING
Units outstanding at beginning of period	6,166	8,056	40,799	12,260	30,531
Units issued	—	—	1,293	106	261
Units redeemed	(53)	(796)	(13,781)	(940)	(1,174)
Units outstanding at end of period	6,113	7,260	28,311	11,426	29,618
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28,865)	$6,506	$(489)	$(20,644)	$(139)
Net realized gains (losses)	403,031	126,044	2,813	138,231	910
Change in unrealized gains (losses)	40,008	71,774	296	52,809	1,084
Increase (decrease) in net assets from operations	414,174	204,324	2,620	170,396	1,855
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(357,259)	(60,114)	(2,708)	(59,209)	—
Contract maintenance charge	(2,783)	(395)	(74)	(2,400)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	(15,219)	10,784	14	—	(1)
Increase (decrease) in net assets from contract
transactions	(375,261)	(49,725)	(2,768)	(61,609)	(9)
INCREASE (DECREASE) IN NET ASSETS	38,913	154,599	(148)	108,787	1,846
NET ASSETS AT BEGINNING OF PERIOD	1,763,947	888,893	66,614	2,321,028	18,010
NET ASSETS AT END OF PERIOD	$1,802,860	$1,043,492	$66,466	$2,429,815	$19,856

UNITS OUTSTANDING
Units outstanding at beginning of period	56,460	31,475	3,711	121,404	850
Units issued	3,754	534	93	—	—
Units redeemed	(13,458)	(2,053)	(332)	(3,072)	—
Units outstanding at end of period	46,756	29,956	3,472	118,332	850
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(663)	$(26,311)	$(23,942)	$204	$(19,298)
Net realized gains (losses)	10,856	—	—	2,130	393,563
Change in unrealized gains (losses)	(5,826)	—	—	4,215	(72,438)
Increase (decrease) in net assets from operations	4,367	(26,311)	(23,942)	6,549	301,827
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(12,259)	(194,710)	(464,104)	(677)	(122,826)
Contract maintenance charge	(4,282)	(944)	(4,636)	(63)	(561)
Transfers among the sub-accounts and with the
Fixed Account - net	439,977	255,122	113,523	(652)	(1,793)
Increase (decrease) in net assets from contract
transactions	423,436	59,468	(355,217)	(1,392)	(125,180)
INCREASE (DECREASE) IN NET ASSETS	427,803	33,157	(379,159)	5,157	176,647
NET ASSETS AT BEGINNING OF PERIOD	274,577	1,986,381	1,651,351	28,004	1,463,306
NET ASSETS AT END OF PERIOD	$702,380	$2,019,538	$1,272,192	$33,161	$1,639,953

UNITS OUTSTANDING
Units outstanding at beginning of period	17,234	201,920	180,137	1,020	44,953
Units issued	27,124	44,591	15,719	5	214
Units redeemed	(1,022)	(38,428)	(53,139)	(48)	(3,849)
Units outstanding at end of period	43,336	208,083	142,717	977	41,318
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP
	Growth	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Opportunities	High Income	High Income	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,154)	$(5,915)	$9,263	$497	$73
Net realized gains (losses)	737,328	38,382	(1,018)	(5,149)	76,313
Change in unrealized gains (losses)	(580,344)	2,521	(1,147)	5,476	215,487
Increase (decrease) in net assets from operations	147,830	34,988	7,098	824	291,873
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	2,625
Transfers for contract benefits and terminations	(959,989)	(9,609)	(18,742)	(94,834)	(75,935)
Contract maintenance charge	(180)	—	(91)	(269)	(395)
Transfers among the sub-accounts and with the
Fixed Account - net	137,507	62,903	4,865	(321)	(36,628)
Increase (decrease) in net assets from contract
transactions	(822,662)	53,294	(13,968)	(95,424)	(110,333)
INCREASE (DECREASE) IN NET ASSETS	(674,832)	88,282	(6,870)	(94,600)	181,540
NET ASSETS AT BEGINNING OF PERIOD	1,300,067	320,917	234,156	98,223	1,165,005
NET ASSETS AT END OF PERIOD	$625,235	$409,199	$227,286	$3,623	$1,346,545

UNITS OUTSTANDING
Units outstanding at beginning of period	23,173	5,161	11,328	5,045	39,980
Units issued	2,227	944	268	11	88
Units redeemed	(15,319)	(147)	(932)	(4,870)	(3,687)
Units outstanding at end of period	10,081	5,958	10,664	186	36,381
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Fidelity VIP
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Franklin
	Index 500	Grade Bond	Mid Cap	Overseas	DynaTech
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,595)	$2,244	$(4,752)	$(1,599)	$(549)
Net realized gains (losses)	119,202	9,609	82,842	39,760	1,929
Change in unrealized gains (losses)	180,520	(17,260)	13,562	(3,145)	2,263
Increase (decrease) in net assets from operations	295,127	(5,407)	91,652	35,016	3,643
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(29,021)	(30,741)	(13,222)	(62,629)	—
Contract maintenance charge	(1,827)	(122)	(1,913)	(130)	(164)
Transfers among the sub-accounts and with the
Fixed Account - net	(336,571)	12,515	(23,624)	(10,127)	1
Increase (decrease) in net assets from contract
transactions	(367,419)	(18,348)	(38,759)	(72,886)	(163)
INCREASE (DECREASE) IN NET ASSETS	(72,292)	(23,755)	52,893	(37,870)	3,480
NET ASSETS AT BEGINNING OF PERIOD	1,470,046	307,608	415,038	238,975	26,103
NET ASSETS AT END OF PERIOD	$1,397,754	$283,853	$467,931	$201,105	$29,583

UNITS OUTSTANDING
Units outstanding at beginning of period	49,183	14,015	16,433	12,850	678
Units issued	10,125	577	24	47	—
Units redeemed	(22,682)	(1,424)	(1,519)	(3,760)	(3)
Units outstanding at end of period	36,626	13,168	14,938	9,137	675
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,490	$181,724	$(94,924)	$3,857	$58,051
Net realized gains (losses)	345,367	110,036	1,173,091	(17,550)	64,120
Change in unrealized gains (losses)	549,183	603,567	(253,097)	118,703	620,188
Increase (decrease) in net assets from operations	937,040	895,327	825,070	105,010	742,359
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,950	204	162,043	—	7,998
Transfers for contract benefits and terminations	(492,697)	(1,204,647)	(546,575)	(368,452)	(609,088)
Contract maintenance charge	(4,875)	(10,046)	(7,937)	(1,909)	(6,725)
Transfers among the sub-accounts and with the
Fixed Account - net	(75,645)	(320,394)	(226,308)	5,570	(138,111)
Increase (decrease) in net assets from contract
transactions	(565,267)	(1,534,883)	(618,777)	(364,791)	(745,926)
INCREASE (DECREASE) IN NET ASSETS	371,773	(639,556)	206,293	(259,781)	(3,567)
NET ASSETS AT BEGINNING OF PERIOD	4,208,492	6,683,889	6,046,050	692,968	4,500,496
NET ASSETS AT END OF PERIOD	$4,580,265	$6,044,333	$6,252,343	$433,187	$4,496,929

UNITS OUTSTANDING
Units outstanding at beginning of period	125,383	314,239	159,253	37,154	176,565
Units issued	1,895	3,728	11,653	382	3,401
Units redeemed	(16,724)	(69,950)	(26,186)	(17,703)	(29,772)
Units outstanding at end of period	110,554	248,017	144,720	19,833	150,194

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Goldman Sachs	Goldman Sachs	Goldman Sachs
		Franklin	VIT Large	VIT Mid	VIT Small Cap
	Franklin	U.S. Government	Cap Value	Cap Value	Equity Insights
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Class 2	VIP Class 2	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,121)	$11,558	$(75)	$(790)	$(689)
Net realized gains (losses)	118,836	(14,490)	2,195	8,190	13,163
Change in unrealized gains (losses)	501,278	(46,666)	1,245	6,315	(2,606)
Increase (decrease) in net assets from operations	603,993	(49,598)	3,365	13,715	9,868
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	79,646	366	—	—	—
Transfers for contract benefits and terminations	(244,607)	(172,276)	—	—	(839)
Contract maintenance charge	(4,186)	(2,210)	(60)	(194)	(210)
Transfers among the sub-accounts and with the
Fixed Account - net	(76,366)	374,924	(841)	(1)	(12,927)
Increase (decrease) in net assets from contract
transactions	(245,513)	200,804	(901)	(195)	(13,976)
INCREASE (DECREASE) IN NET ASSETS	358,480	151,206	2,464	13,520	(4,108)
NET ASSETS AT BEGINNING OF PERIOD	2,625,413	1,432,106	15,392	48,206	51,789
NET ASSETS AT END OF PERIOD	$2,983,893	$1,583,312	$17,856	$61,726	$47,681

UNITS OUTSTANDING
Units outstanding at beginning of period	59,574	109,370	741	1,840	2,110
Units issued	2,816	57,784	1	—	6
Units redeemed	(7,501)	(41,454)	(39)	(6)	(487)
Units outstanding at end of period	54,889	125,700	703	1,834	1,629
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Shares	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(325)	$(99,183)	$(27,454)	$(18,318)	$(25,572)
Net realized gains (losses)	9,549	1,425,632	293,769	33,247	74,418
Change in unrealized gains (losses)	(298)	(541,478)	(112,575)	322,470	369,596
Increase (decrease) in net assets from operations	8,926	784,971	153,740	337,399	418,442
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	486	4,328	—	2,066
Transfers for contract benefits and terminations	—	(855,295)	(105,076)	(166,663)	(210,714)
Contract maintenance charge	(149)	(4,910)	(3,352)	(1,794)	(5,073)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,414)	(39,451)	303,690	1,340,879	1,479
Increase (decrease) in net assets from contract
transactions	(1,563)	(899,170)	199,590	1,172,422	(212,242)
INCREASE (DECREASE) IN NET ASSETS	7,363	(114,199)	353,330	1,509,821	206,200
NET ASSETS AT BEGINNING OF PERIOD	33,090	7,563,738	1,395,790	1,058,907	1,701,831
NET ASSETS AT END OF PERIOD	$40,453	$7,449,539	$1,749,120	$2,568,728	$1,908,031

UNITS OUTSTANDING
Units outstanding at beginning of period	1,097	210,306	32,243	37,264	55,206
Units issued	3	3,275	8,020	157,676	10,834
Units redeemed	(47)	(27,150)	(2,698)	(33,557)	(10,661)
Units outstanding at end of period	1,053	186,431	37,565	161,383	55,379
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,291)	$(108,873)	$3,756	$(3,185)	$(6,134)
Net realized gains (losses)	63,958	808,300	62,684	261,645	150,869
Change in unrealized gains (losses)	86,082	631,118	215,848	1,289,065	12,831
Increase (decrease) in net assets from operations	140,749	1,330,545	282,288	1,547,525	157,566
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	85,346	—	78,746	9,180
Transfers for contract benefits and terminations	(51,523)	(655,890)	(126,942)	(574,074)	(164,822)
Contract maintenance charge	(285)	(7,852)	(488)	(12,110)	(2,036)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,856)	(208,442)	(105,078)	(342,604)	(822)
Increase (decrease) in net assets from contract
transactions	(53,664)	(786,838)	(232,508)	(850,042)	(158,500)
INCREASE (DECREASE) IN NET ASSETS	87,085	543,707	49,780	697,483	(934)
NET ASSETS AT BEGINNING OF PERIOD	711,264	6,877,183	1,008,615	5,263,556	1,850,661
NET ASSETS AT END OF PERIOD	$798,349	$7,420,890	$1,058,395	$5,961,039	$1,849,727

UNITS OUTSTANDING
Units outstanding at beginning of period	26,884	167,863	35,428	203,929	92,037
Units issued	62	6,403	796	4,617	3,794
Units redeemed	(2,028)	(23,936)	(8,116)	(31,565)	(10,880)
Units outstanding at end of period	24,918	150,330	28,108	176,981	84,951
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Core Bond	Core Bond	Core Equity	Core Equity	Core Plus Bond
	Series I*	Series II*	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,858	$9,152	$(26,548)	$(392)	$471
Net realized gains (losses)	273	108,827	184,232	1,264	5,441
Change in unrealized gains (losses)	(10,023)	(215,903)	815,331	6,206	(11,625)
Increase (decrease) in net assets from operations	(7,892)	(97,924)	973,015	7,078	(5,713)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	972	—	—
Transfers for contract benefits and terminations	(58,535)	(172,894)	(356,960)	(2,184)	(37,978)
Contract maintenance charge	(75)	(5,339)	(3,107)	(74)	(163)
Transfers among the sub-accounts and with the
Fixed Account - net	7,369	112,756	(26,544)	—	11,428
Increase (decrease) in net assets from contract
transactions	(51,241)	(65,477)	(385,639)	(2,258)	(26,713)
INCREASE (DECREASE) IN NET ASSETS	(59,133)	(163,401)	587,376	4,820	(32,426)
NET ASSETS AT BEGINNING OF PERIOD	293,625	3,032,772	3,848,889	29,001	295,777
NET ASSETS AT END OF PERIOD	$234,492	$2,869,371	$4,436,265	$33,821	$263,351

UNITS OUTSTANDING
Units outstanding at beginning of period	20,053	285,902	154,655	1,207	16,129
Units issued	570	20,189	3,448	—	3,083
Units redeemed	(4,141)	(26,571)	(15,794)	(74)	(4,733)
Units outstanding at end of period	16,482	279,520	142,309	1,133	14,479
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Discovery Mid	Diversified	Diversified
	Core Plus Bond	Cap Growth	Cap Growth	Dividend	Dividend
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3)	$(21,668)	$(48,076)	$41,000	$3,257
Net realized gains (losses)	64	1,154,732	451,957	271,489	11,177
Change in unrealized gains (losses)	(112)	(713,216)	77,652	537,842	83,678
Increase (decrease) in net assets from operations	(51)	419,848	481,533	850,331	98,112
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	348	420	—
Transfers for contract benefits and terminations	—	(1,874,534)	(82,894)	(431,928)	(7,034)
Contract maintenance charge	—	(465)	(6,099)	(2,430)	(561)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(23,298)	148,612	(187,844)	(2,331)
Increase (decrease) in net assets from contract
transactions	(1)	(1,898,297)	59,967	(621,782)	(9,926)
INCREASE (DECREASE) IN NET ASSETS	(52)	(1,478,449)	541,500	228,549	88,186
NET ASSETS AT BEGINNING OF PERIOD	1,971	2,957,876	2,738,148	5,155,466	584,591
NET ASSETS AT END OF PERIOD	$1,919	$1,479,427	$3,279,648	$5,384,015	$672,777

UNITS OUTSTANDING
Units outstanding at beginning of period	124	140,493	75,689	62,014	25,792
Units issued	—	102	9,822	630	69
Units redeemed	—	(71,071)	(3,594)	(7,427)	(427)
Units outstanding at end of period	124	69,524	81,917	55,217	25,434
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,356	$(111)	$(1,878)	$(525)	$(4,722)
Net realized gains (losses)	43,093	66,467	523,873	98,020	245,447
Change in unrealized gains (losses)	191,305	118,005	(413,865)	(86,458)	(82,957)
Increase (decrease) in net assets from operations	244,754	184,361	108,130	11,037	157,768
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	485	1,185	—	1,778	—
Transfers for contract benefits and terminations	(125,694)	(165,480)	(908,649)	(5,375)	(50,396)
Contract maintenance charge	(1,098)	(2,583)	(589)	(3)	(526)
Transfers among the sub-accounts and with the
Fixed Account - net	255,853	(11,375)	(12,498)	(287,522)	(35,471)
Increase (decrease) in net assets from contract
transactions	129,546	(178,253)	(921,736)	(291,122)	(86,393)
INCREASE (DECREASE) IN NET ASSETS	374,300	6,108	(813,606)	(280,085)	71,375
NET ASSETS AT BEGINNING OF PERIOD	1,388,288	1,185,644	1,977,852	324,361	1,137,428
NET ASSETS AT END OF PERIOD	$1,762,588	$1,191,752	$1,164,246	$44,276	$1,208,803

UNITS OUTSTANDING
Units outstanding at beginning of period	73,174	45,502	87,072	11,216	31,225
Units issued	11,698	1,930	3,155	85	1,915
Units redeemed	(6,047)	(7,871)	(42,455)	(9,700)	(4,159)
Units outstanding at end of period	78,825	39,561	47,772	1,601	28,981
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,711)	$(7,785)	$(22,389)	$17,154	$164,814
Net realized gains (losses)	40,640	48,153	132,944	(2,722)	(66,242)
Change in unrealized gains (losses)	(8,997)	40,081	80,220	(39,373)	(404,748)
Increase (decrease) in net assets from operations	29,932	80,449	190,775	(24,941)	(306,176)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	152,173
Transfers for contract benefits and terminations	(5,140)	(30,099)	(90,160)	(43,390)	(640,907)
Contract maintenance charge	(624)	(141)	(2,288)	(225)	(5,146)
Transfers among the sub-accounts and with the
Fixed Account - net	—	4	34,365	10,495	300,567
Increase (decrease) in net assets from contract
transactions	(5,764)	(30,236)	(58,083)	(33,120)	(193,313)
INCREASE (DECREASE) IN NET ASSETS	24,168	50,213	132,692	(58,061)	(499,489)
NET ASSETS AT BEGINNING OF PERIOD	215,110	591,100	1,389,197	551,862	6,263,678
NET ASSETS AT END OF PERIOD	$239,278	$641,313	$1,521,889	$493,801	$5,764,189

UNITS OUTSTANDING
Units outstanding at beginning of period	10,352	16,201	26,622	32,270	321,164
Units issued	—	50	1,158	688	36,505
Units redeemed	(228)	(840)	(2,059)	(3,920)	(47,483)
Units outstanding at end of period	10,124	15,411	25,721	29,038	310,186
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,846)	$—	$8,315	$(6,267)	$14,143
Net realized gains (losses)	—	—	(325)	80,046	(4,465)
Change in unrealized gains (losses)	—	—	(34,639)	695,460	9,168
Increase (decrease) in net assets from operations	(2,846)	—	(26,649)	769,239	18,846
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	83,794	—
Transfers for contract benefits and terminations	(12,319)	—	(98,111)	(234,978)	(626,095)
Contract maintenance charge	(138)	—	(555)	(4,640)	(222)
Transfers among the sub-accounts and with the
Fixed Account - net	(3)	—	17,442	(290,827)	5,344
Increase (decrease) in net assets from contract
transactions	(12,460)	—	(81,224)	(446,651)	(620,973)
INCREASE (DECREASE) IN NET ASSETS	(15,306)	—	(107,873)	322,588	(602,127)
NET ASSETS AT BEGINNING OF PERIOD	209,104	15	807,126	3,119,069	1,035,153
NET ASSETS AT END OF PERIOD	$193,798	$15	$699,253	$3,441,657	$433,026

UNITS OUTSTANDING
Units outstanding at beginning of period	21,570	2	46,724	96,130	48,304
Units issued	10	—	3,749	2,526	2,632
Units redeemed	(1,395)	—	(9,179)	(14,222)	(32,549)
Units outstanding at end of period	20,185	2	41,294	84,434	18,387
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,548	$(4,030)	$(641)	$(8,062)	$(83,737)
Net realized gains (losses)	(908)	1,996	(3,727)	121,373	813,762
Change in unrealized gains (losses)	(1,610)	88,870	13,554	212,029	1,234,347
Increase (decrease) in net assets from operations	8,030	86,836	9,186	325,340	1,964,372
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,778	—	244,419
Transfers for contract benefits and terminations	(2,395)	(44,952)	—	(121,281)	(524,815)
Contract maintenance charge	(1,389)	(259)	—	(964)	(7,917)
Transfers among the sub-accounts and with the
Fixed Account - net	1,033	(9,911)	(37,184)	5,021	(507,446)
Increase (decrease) in net assets from contract
transactions	(2,751)	(55,122)	(35,406)	(117,224)	(795,759)
INCREASE (DECREASE) IN NET ASSETS	5,279	31,714	(26,220)	208,116	1,168,613
NET ASSETS AT BEGINNING OF PERIOD	370,163	418,943	71,467	1,295,836	8,040,788
NET ASSETS AT END OF PERIOD	$375,442	$450,657	$45,247	$1,503,952	$9,209,401

UNITS OUTSTANDING
Units outstanding at beginning of period	17,762	13,325	2,702	47,715	213,991
Units issued	304	427	60	310	5,996
Units redeemed	(432)	(1,953)	(1,302)	(4,070)	(24,699)
Units outstanding at end of period	17,634	11,799	1,460	43,955	195,288
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	S&P 500 Index	S&P 500 Index	Technology
	Series I	Series II	Series I*	Series II*	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,260)	$(42,682)	$(4,070)	$(18,100)	$(8,324)
Net realized gains (losses)	67,302	340,435	360,483	377,573	75,396
Change in unrealized gains (losses)	48,631	295,476	334,127	227,950	3,517
Increase (decrease) in net assets from operations	110,673	593,229	690,540	587,423	70,589
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,875	78,866	—	—	—
Transfers for contract benefits and terminations	(66,737)	(214,423)	(52,659)	(174,805)	(28,725)
Contract maintenance charge	(193)	(4,474)	(598)	(8,616)	(281)
Transfers among the sub-accounts and with the
Fixed Account - net	22,686	(79,636)	25,433	(41,833)	5,662
Increase (decrease) in net assets from contract
transactions	(42,369)	(219,667)	(27,824)	(225,254)	(23,344)
INCREASE (DECREASE) IN NET ASSETS	68,304	373,562	662,716	362,169	47,245
NET ASSETS AT BEGINNING OF PERIOD	532,517	2,943,970	2,634,769	2,366,914	561,275
NET ASSETS AT END OF PERIOD	$600,821	$3,317,532	$3,297,485	$2,729,083	$608,520

UNITS OUTSTANDING
Units outstanding at beginning of period	13,113	56,857	75,150	65,556	11,814
Units issued	811	1,890	1,351	4	130
Units redeemed	(1,699)	(5,605)	(2,129)	(5,201)	(573)
Units outstanding at end of period	12,225	53,142	74,372	60,359	11,371
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.		Lord Abbett	Lord Abbett	Lord Abbett
	Technology	Lord Abbett	Fundamental	Growth	Growth
	Series II	Bond Debenture	Equity	and Income	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,462)	$31,811	$(5,246)	$(4,631)	$(17,552)
Net realized gains (losses)	24,533	52,351	50,081	169,525	293,818
Change in unrealized gains (losses)	(1,557)	(46,903)	135,632	68,356	(217,551)
Increase (decrease) in net assets from operations	19,514	37,259	180,467	233,250	58,715
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,185	81,746	600	600	7,200
Transfers for contract benefits and terminations	—	(190,295)	(60,717)	(155,927)	(63,695)
Contract maintenance charge	—	(2,259)	(1,132)	(2,081)	(2,438)
Transfers among the sub-accounts and with the
Fixed Account - net	195,489	58,744	(29,230)	(69,088)	(47,703)
Increase (decrease) in net assets from contract
transactions	196,674	(52,064)	(90,479)	(226,496)	(106,636)
INCREASE (DECREASE) IN NET ASSETS	216,188	(14,805)	89,988	6,754	(47,921)
NET ASSETS AT BEGINNING OF PERIOD	29,821	2,092,883	742,238	943,350	1,186,012
NET ASSETS AT END OF PERIOD	$246,009	$2,078,078	$832,226	$950,104	$1,138,091

UNITS OUTSTANDING
Units outstanding at beginning of period	689	93,635	28,056	43,093	25,393
Units issued	4,230	8,718	148	1,416	1,273
Units redeemed	—	(11,295)	(3,132)	(10,476)	(3,450)
Units outstanding at end of period	4,919	91,058	25,072	34,033	23,216
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		LVIP Delaware
	Lord Abbett	Smid Cap	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Core Series	High Yield	Investors Trust	New Discovery
	Stock	Standard Class	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,047)	$(980)	$5,174	$(1,061)	$(3,848)
Net realized gains (losses)	247,121	33,216	(1,395)	6,487	68,012
Change in unrealized gains (losses)	207,453	38,919	(623)	32,141	(60,234)
Increase (decrease) in net assets from operations	437,527	71,155	3,156	37,567	3,930
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	82,396	—	1,875	—	—
Transfers for contract benefits and terminations	(132,922)	(4,631)	(24,692)	—	(51,627)
Contract maintenance charge	(1,875)	(110)	(35)	(81)	(120)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,336)	(23,253)	1,917	(247)	96
Increase (decrease) in net assets from contract
transactions	(141,737)	(27,994)	(20,935)	(328)	(51,651)
INCREASE (DECREASE) IN NET ASSETS	295,790	43,161	(17,779)	37,239	(47,721)
NET ASSETS AT BEGINNING OF PERIOD	1,682,486	338,801	152,086	148,899	333,207
NET ASSETS AT END OF PERIOD	$1,978,276	$381,962	$134,307	$186,138	$285,486

UNITS OUTSTANDING
Units outstanding at beginning of period	80,698	10,446	6,443	5,305	8,016
Units issued	3,985	326	159	—	32
Units redeemed	(9,969)	(1,091)	(1,035)	(9)	(1,221)
Units outstanding at end of period	74,714	9,681	5,567	5,296	6,827
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	MFS VIT			Morgan Stanley	Morgan Stanley
	Total Return	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging
	Bond	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity
	Initial Class	Class I	Class II	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,510	$(10,006)	$(51,722)	$31,518	$(1,490)
Net realized gains (losses)	647	291,139	1,301,085	(13,511)	9,599
Change in unrealized gains (losses)	(9,205)	(358,605)	(1,611,292)	(48,981)	(3,394)
Increase (decrease) in net assets from operations	(5,048)	(77,472)	(361,929)	(30,974)	4,715
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,125	—	—	—	—
Transfers for contract benefits and terminations	(3,059)	(81,477)	(100,732)	(121,353)	(1,249)
Contract maintenance charge	(52)	(1,017)	(10,881)	(506)	(126)
Transfers among the sub-accounts and with the
Fixed Account - net	73	(2)	26,789	(10,801)	(23,214)
Increase (decrease) in net assets from contract
transactions	(1,913)	(82,496)	(84,824)	(132,660)	(24,589)
INCREASE (DECREASE) IN NET ASSETS	(6,961)	(159,968)	(446,753)	(163,634)	(19,874)
NET ASSETS AT BEGINNING OF PERIOD	247,854	721,311	3,093,240	1,013,182	228,062
NET ASSETS AT END OF PERIOD	$240,893	$561,343	$2,646,487	$849,548	$208,188

UNITS OUTSTANDING
Units outstanding at beginning of period	10,800	6,472	33,537	33,727	7,282
Units issued	54	—	3,499	2,450	—
Units redeemed	(138)	(716)	(3,937)	(6,876)	(615)
Units outstanding at end of period	10,716	5,756	33,099	29,301	6,667
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Global	VIF Global	VIF Global	VIF Global
	Markets Equity	Franchise	Infrastructure	Infrastructure	Strategist
	Class II	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(405)	$(21,171)	$16,026	$858	$7,074
Net realized gains (losses)	9,548	215,200	52,094	3,372	87,441
Change in unrealized gains (losses)	(8,286)	210,489	104,841	6,699	18,267
Increase (decrease) in net assets from operations	857	404,518	172,961	10,929	112,782
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	120	—	—	—
Transfers for contract benefits and terminations	(16,952)	(311,595)	(171,137)	(1,542)	(143,861)
Contract maintenance charge	(230)	(3,283)	(727)	(121)	(858)
Transfers among the sub-accounts and with the
Fixed Account - net	(19,411)	16,090	(10,949)	(1)	(27,951)
Increase (decrease) in net assets from contract
transactions	(36,593)	(298,668)	(182,813)	(1,664)	(172,670)
INCREASE (DECREASE) IN NET ASSETS	(35,736)	105,850	(9,852)	9,265	(59,888)
NET ASSETS AT BEGINNING OF PERIOD	60,795	2,265,096	1,444,171	89,098	1,686,557
NET ASSETS AT END OF PERIOD	$25,059	$2,370,946	$1,434,319	$98,363	$1,626,669

UNITS OUTSTANDING
Units outstanding at beginning of period	1,428	50,995	20,081	3,840	89,637
Units issued	12	1,544	711	—	5,884
Units redeemed	(852)	(7,647)	(3,128)	(67)	(15,181)
Units outstanding at end of period	588	44,892	17,664	3,773	80,340
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Morgan Stanley			Morgan Stanley	Morgan Stanley
	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.
	Strategist	VIF Growth	VIF Growth	Real Estate	Real Estate
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$296	$(233,039)	$(55,368)	$1,171	$5,961
Net realized gains (losses)	9,597	6,230,673	1,067,229	2,134	77,773
Change in unrealized gains (losses)	6,107	(5,906,034)	(1,037,695)	51,399	495,943
Increase (decrease) in net assets from operations	16,000	91,600	(25,834)	54,704	579,677
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	780	—	—	3,780
Transfers for contract benefits and terminations	(4,093)	(1,731,792)	(274,048)	(9,822)	(192,747)
Contract maintenance charge	(700)	(6,778)	(10,947)	(177)	(1,748)
Transfers among the sub-accounts and with the
Fixed Account - net	4,606	(2,775,163)	18,572	78,629	(191,940)
Increase (decrease) in net assets from contract
transactions	(187)	(4,512,953)	(266,423)	68,630	(382,655)
INCREASE (DECREASE) IN NET ASSETS	15,813	(4,421,353)	(292,257)	123,334	197,022
NET ASSETS AT BEGINNING OF PERIOD	247,437	18,314,964	3,303,287	114,683	1,749,778
NET ASSETS AT END OF PERIOD	$263,250	$13,893,611	$3,011,030	$238,017	$1,946,800

UNITS OUTSTANDING
Units outstanding at beginning of period	13,024	235,505	62,873	3,098	51,753
Units issued	217	3,065	350	1,664	856
Units redeemed	(219)	(82,457)	(3,771)	(259)	(10,584)
Units outstanding at end of period	13,022	156,113	59,452	4,503	42,025
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			PIMCO VIT
			Commodity	PIMCO VIT
	Morgan Stanley	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT
	VIS Income Plus	VIS Income Plus	Strategy	Markets Bond	Real Return
	Class X Shares	Class Y Shares	Advisor Class	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,007	$14,195	$43	$175	$3,554
Net realized gains (losses)	155,255	64,081	(18)	(2)	2,654
Change in unrealized gains (losses)	(269,972)	(109,934)	390	(425)	(2,355)
Increase (decrease) in net assets from operations	(72,710)	(31,658)	415	(252)	3,853
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(91,135)	(44,892)	—	—	(9,120)
Contract maintenance charge	(928)	(505)	(3)	(22)	(287)
Transfers among the sub-accounts and with the
Fixed Account - net	(21,892)	18,745	(1)	(2)	(19,981)
Increase (decrease) in net assets from contract
transactions	(113,955)	(26,652)	(4)	(24)	(29,388)
INCREASE (DECREASE) IN NET ASSETS	(186,665)	(58,310)	411	(276)	(25,535)
NET ASSETS AT BEGINNING OF PERIOD	2,269,980	919,862	1,330	6,186	134,350
NET ASSETS AT END OF PERIOD	$2,083,315	$861,552	$1,741	$5,910	$108,815

UNITS OUTSTANDING
Units outstanding at beginning of period	44,955	42,460	249	325	8,777
Units issued	2,424	1,282	—	—	202
Units redeemed	(4,757)	(2,602)	—	(1)	(2,135)
Units outstanding at end of period	42,622	41,140	249	324	6,844
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Putnam VT	Putnam VT
		Putnam VT	Emerging	Focused	Putnam VT
	PIMCO VIT	Diversified	Markets	International	George Putnam
	Total Return	Income	Equity Fund	Equity	Balanced
	Advisor Class	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$96	$(6,859)	$(4,909)	$(11,546)	$(17,236)
Net realized gains (losses)	8,117	(37,604)	18,199	145,652	398,561
Change in unrealized gains (losses)	(13,620)	(46,255)	(45,628)	87,245	28,075
Increase (decrease) in net assets from operations	(5,407)	(90,718)	(32,338)	221,351	409,400
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	480	5,730	168
Transfers for contract benefits and terminations	(52,895)	(111,948)	(21,515)	(188,804)	(559,231)
Contract maintenance charge	(3,598)	(235)	(381)	(774)	(3,404)
Transfers among the sub-accounts and with the
Fixed Account - net	(22,157)	33,847	7,291	9,369	12,558
Increase (decrease) in net assets from contract
transactions	(78,650)	(78,336)	(14,125)	(174,479)	(549,909)
INCREASE (DECREASE) IN NET ASSETS	(84,057)	(169,054)	(46,463)	46,872	(140,509)
NET ASSETS AT BEGINNING OF PERIOD	211,448	1,189,582	631,979	2,048,117	3,538,991
NET ASSETS AT END OF PERIOD	$127,391	$1,020,528	$585,516	$2,094,989	$3,398,482

UNITS OUTSTANDING
Units outstanding at beginning of period	12,651	56,783	28,149	121,391	152,010
Units issued	—	3,704	368	7,239	1,782
Units redeemed	(4,763)	(7,618)	(953)	(16,397)	(25,048)
Units outstanding at end of period	7,888	52,869	27,564	112,233	128,744

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Global	Global	Government	Growth	Putnam VT
	Asset Allocation	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,381)	$(5,309)	$(96,985)	$(156,509)	$72,649
Net realized gains (losses)	111,191	198,101	—	1,478,425	(19,474)
Change in unrealized gains (losses)	142,644	156,811	—	967,268	20,224
Increase (decrease) in net assets from operations	238,454	349,603	(96,985)	2,289,184	73,399
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	162,033	720	6,480
Transfers for contract benefits and terminations	(195,975)	(148,938)	(727,520)	(573,719)	(281,134)
Contract maintenance charge	(1,586)	(1,182)	(19,317)	(6,190)	(2,146)
Transfers among the sub-accounts and with the
Fixed Account - net	1,226	2,509	787,440	(28,959)	(38,666)
Increase (decrease) in net assets from contract
transactions	(196,335)	(147,611)	202,636	(608,148)	(315,466)
INCREASE (DECREASE) IN NET ASSETS	42,119	201,992	105,651	1,681,036	(242,067)
NET ASSETS AT BEGINNING OF PERIOD	2,015,058	2,047,095	6,118,512	11,204,561	2,244,587
NET ASSETS AT END OF PERIOD	$2,057,177	$2,249,087	$6,224,163	$12,885,597	$2,002,520

UNITS OUTSTANDING
Units outstanding at beginning of period	75,485	51,063	665,574	535,049	81,364
Units issued	1,577	151	153,972	7,130	2,203
Units redeemed	(8,297)	(3,583)	(132,587)	(33,863)	(15,405)
Units outstanding at end of period	68,765	47,631	686,959	508,316	68,162
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	International	International	Putnam VT	Mortgage
	Income	Equity	Value	Large Cap Value	Securities
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,532)	$(9,720)	$3,825	$(16,606)	$(12,987)
Net realized gains (losses)	185,951	196,574	8,144	1,137,273	(23,882)
Change in unrealized gains (losses)	(493,405)	64,442	55,201	2,335,422	(12,039)
Increase (decrease) in net assets from operations	(310,986)	251,296	67,170	3,456,089	(48,908)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	154,293	660	—	84,656	90
Transfers for contract benefits and terminations	(519,192)	(219,585)	(32,699)	(996,698)	(136,007)
Contract maintenance charge	(4,506)	(4,074)	(125)	(8,203)	(450)
Transfers among the sub-accounts and with the
Fixed Account - net	305,230	248,329	(946)	(402,367)	53,568
Increase (decrease) in net assets from contract
transactions	(64,175)	25,330	(33,770)	(1,322,612)	(82,799)
INCREASE (DECREASE) IN NET ASSETS	(375,161)	276,626	33,400	2,133,477	(131,707)
NET ASSETS AT BEGINNING OF PERIOD	5,318,058	3,463,856	502,584	13,893,840	1,024,734
NET ASSETS AT END OF PERIOD	$4,942,897	$3,740,482	$535,984	$16,027,317	$893,027

UNITS OUTSTANDING
Units outstanding at beginning of period	275,483	172,174	31,565	366,655	54,158
Units issued	32,366	24,114	1,623	8,148	3,045
Units redeemed	(36,898)	(16,734)	(3,458)	(41,259)	(7,427)
Units outstanding at end of period	270,951	179,554	29,730	333,544	49,776
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Putnam VT		Putnam VT
	Putnam VT	Putnam VT	Small Cap	Putnam VT	Sustainable
	Multi-Cap Core	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,397)	$(19,816)	$(3,035)	$(13,466)	$(7,328)
Net realized gains (losses)	681,717	251,079	35,959	4,297	73,276
Change in unrealized gains (losses)	683,783	98,212	(7,157)	683,678	(36,991)
Increase (decrease) in net assets from operations	1,329,103	329,475	25,767	674,509	28,957
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,780	690	—	240	—
Transfers for contract benefits and terminations	(402,326)	(181,580)	(56,012)	(152,165)	17,898
Contract maintenance charge	(2,173)	(826)	(8)	(1,172)	(118)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,013)	(34,929)	1,713	90,795	(33,901)
Increase (decrease) in net assets from contract
transactions	(438,732)	(216,645)	(54,307)	(62,302)	(16,121)
INCREASE (DECREASE) IN NET ASSETS	890,371	112,830	(28,540)	612,207	12,836
NET ASSETS AT BEGINNING OF PERIOD	4,705,314	1,555,349	218,388	1,787,204	504,221
NET ASSETS AT END OF PERIOD	$5,595,685	$1,668,179	$189,848	$2,399,411	$517,057

UNITS OUTSTANDING
Units outstanding at beginning of period	205,115	51,623	4,157	45,239	8,393
Units issued	2,248	1,585	345	4,854	885
Units redeemed	(18,493)	(8,057)	(1,257)	(5,299)	(1,057)
Units outstanding at end of period	188,870	45,151	3,245	44,794	8,221

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Putnam VT	Templeton
	Sustainable	Developing	Templeton
	Leaders	Markets	Foreign
	Class IB	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(108,954)	$(6,744)	$16,757
Net realized gains (losses)	1,192,764	51,602	15,588
Change in unrealized gains (losses)	778,685	(107,114)	105,187
Increase (decrease) in net assets from operations	1,862,495	(62,256)	137,532
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	6,060	83,356
Transfers for contract benefits and terminations	(583,631)	(62,905)	(361,643)
Contract maintenance charge	(4,353)	(2,096)	(9,070)
Transfers among the sub-accounts and with the
Fixed Account - net	(14,914)	(947)	68,975
Increase (decrease) in net assets from contract
transactions	(602,718)	(59,888)	(218,382)
INCREASE (DECREASE) IN NET ASSETS	1,259,777	(122,144)	(80,850)
NET ASSETS AT BEGINNING OF PERIOD	8,739,466	1,017,575	4,777,200
NET ASSETS AT END OF PERIOD	$9,999,243	$895,431	$4,696,350

UNITS OUTSTANDING
Units outstanding at beginning of period	275,667	22,691	235,148
Units issued	1,985	1,383	17,383
Units redeemed	(18,689)	(2,393)	(27,260)
Units outstanding at end of period	258,963	21,681	225,271

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. Organization
Wilton Reassurance Life Co of New York Separate Account A, formerly known as Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Co of New York ("the Company"). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company ("WRAC") which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation ("Wilton Re U.S."). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the "Wilton Re Trust"). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. ("WRL"), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, the Company completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish the Company’s contractual obligations to the contractholders. The Company continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to the Company.
The Company issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced Choice
AIM Lifetime Plus SM Variable Annuity
AIM Lifetime Plus SM Variable Annuity II
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Custom Portfolio
Allstate Custom Portfolio Plus
Allstate Provider
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base, B-Share and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Provider Ultra
Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST Academic Strategies Asset Allocation
Alliance Bernstein VPS International Value Class B	AST Advanced Strategies
Alliance Bernstein VPS Large Cap Growth Class B	AST Moderate Multi-Asset Portfolio*
Alliance Bernstein VPS Small/Mid Value Class B	AST Balanced Asset Allocation**
Allspring VT Index Asset Allocation Class 2	AST BlackRock Global Strategies**
Allspring VT Opportunity Class 2	AST BlackRock Low Duration Bond*

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST BlackRock/Loomis Sayles Bond*	Delaware VIP Small Cap Value Series Standard Class
AST Bond Portfolio 2021*	DWS Capital Growth VIP Class A**
AST Bond Portfolio 2022**	DWS Core Equity VIP Class A**
AST Bond Portfolio 2023**	DWS CROCI® International VIP Class A**
AST Bond Portfolio 2024**	DWS Global Income Builder VIP Class A**
AST Bond Portfolio 2025**	DWS Global Small Cap VIP Class A**
AST Bond Portfolio 2026**	DWS Government Money Market VIP Class A**
AST Bond Portfolio 2027**	DWS Small Mid Cap Growth VIP Class A**
AST Bond Portfolio 2028**	Fidelity VIP Contrafund Initial Class
AST Bond Portfolio 2029**	Fidelity VIP Contrafund Service Class 2
AST Bond Portfolio 2030**	Fidelity VIP Equity-Income Initial Class
AST Bond Portfolio 2031**	Fidelity VIP Freedom 2010 Service Class 2
AST Bond Portfolio 2032**	Fidelity VIP Freedom 2020 Service Class 2
AST Bond Portfolio 2033*	Fidelity VIP Freedom 2030 Service Class 2
AST Capital Growth Asset Allocation**	Fidelity VIP Freedom Income Service Class 2
AST ClearBridge Dividend Growth**	Fidelity VIP Government Money Market Initial Class
AST Cohen & Steers Global Realty**	Fidelity VIP Government Money Market Service Class 2
AST Cohen & Steers Realty**	Fidelity VIP Growth & Income Service Class 2
AST Core Fixed Income*	Fidelity VIP Growth Initial Class
AST Emerging Markets Equity**	Fidelity VIP Growth Opportunities Initial Class
AST Global Bond**	Fidelity VIP Growth Opportunities Service Class 2
AST Goldman Sachs Small-Cap Value*	Fidelity VIP High Income Initial Class
AST Government Money Market	Fidelity VIP High Income Service Class 2
AST High Yield**	Fidelity VIP Index 500 Initial Class
AST International Growth	Fidelity VIP Index 500 Service Class 2
AST International Value**	Fidelity VIP Investment Grade Bond Initial Class
AST Investment Grade Bond**	Fidelity VIP Mid Cap Service Class 2
AST J.P. Morgan Global Thematic**	Fidelity VIP Overseas Initial Class
AST J.P. Morgan International Equity**	Franklin DynaTech VIP Class 2
AST J.P. Morgan Tactical Preservation Portfolio*	Franklin Growth and Income VIP Class 2
AST Jennison Large-Cap Growth*	Franklin Income VIP Class 2
AST Large-Cap Core**	Franklin Large Cap Growth VIP Class 2
AST Large-Cap Value*	Franklin Mutual Global Discovery VIP Class 2
AST Loomis Sayles Large-Cap Growth*	Franklin Mutual Shares VIP Class 2
AST MFS Global Equity**	Franklin Small Cap Value VIP Class 2
AST MFS Growth Allocation**	Franklin U.S. Government Securities VIP Class 2
AST MFS Growth*	Goldman Sachs VIT Large Cap Value Institutional Shares
AST MFS Large-Cap Value*	Goldman Sachs VIT Mid Cap Value Institutional Shares
AST Mid-Cap Growth	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
AST Neuberger Berman/LSV Mid-Cap Value	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
AST Preservation Asset Allocation	Invesco V.I. American Franchise Series I
AST Prudential Core Bond*	Invesco V.I. American Franchise Series II
AST Prudential Growth Allocation	Invesco V.I. American Value Series I
AST Quantitative Modeling**	Invesco V.I. American Value Series II
AST Small-Cap Growth	Invesco V.I. Capital Appreciation Series I
AST Small-Cap Growth Opportunities*	Invesco V.I. Capital Appreciation Series II
AST Small-Cap Value**	Invesco V.I. Comstock Series I
AST T. Rowe Price Asset Allocation	Invesco V.I. Comstock Series II
AST Large-Cap Growth Portfolio*	Invesco V.I. Conservative Balanced Series II
AST T. Rowe Price Large-Cap Value*	Invesco V.I. Core Bond Series I*
AST T. Rowe Price Natural Resources**	Invesco V.I. Core Bond Series II*
AST Wellington Management Hedged Equity**	Invesco V.I. Core Equity Series I
AST Western Asset Emerging Markets Debt**	Invesco V.I. Core Equity Series II
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. Core Plus Bond Series I*
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	Invesco V.I. Core Plus Bond Series II*
BNY Mellon VIF Appreciation Initial Shares	Invesco V.I. Discovery Mid Cap Growth Series I
BNY Mellon VIF Government Money Market	Invesco V.I. Discovery Mid Cap Growth Series II

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. Diversified Dividend Series I	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. Diversified Dividend Series II	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. Equally-Weighted S&P 500 Series I*	Morgan Stanley VIF Growth Class I
Invesco V.I. Equally-Weighted S&P 500 Series II*	Morgan Stanley VIF Growth Class II
Invesco V.I. Equity and Income Series I	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Equity and Income Series II	Morgan Stanley VIF U.S. Real Estate Class II
Invesco V.I. EQV International Equity Fund Series I*	Morgan Stanley VIS Income Plus Class X Shares
Invesco V.I. EQV International Equity Series II*	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. Global Core Equity Series I	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Global Core Equity Series II	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. Global Series I	PIMCO VIT Real Return Advisor Class
Invesco V.I. Global Series II	PIMCO VIT Total Return Advisor Class
Invesco V.I. Global Strategic Income Series I	Profund VP Consumer Goods**
Invesco V.I. Global Strategic Income Series II	ProFund VP Consumer Services**
Invesco V.I. Government Money Market Series I	ProFund VP Financials**
Invesco V.I. Government Money Market Series II	ProFund VP Health Care**
Invesco V.I. Government Securities Series I	ProFund VP Industrials**
Invesco V.I. Government Securities Series II**	ProFund VP Large-Cap Growth**
Invesco V.I. Growth and Income Series II	ProFund VP Large-Cap Value**
Invesco V.I. High Yield Series I	ProFund VP Mid-Cap Growth**
Invesco V.I. High Yield Series II	ProFund VP Mid-Cap Value**
Invesco V.I. Main Street Mid Cap Series I	ProFund VP Real Estate**
Invesco V.I. Main Street Mid Cap Series II	ProFund VP Small-Cap Growth**
Invesco V.I. Main Street Series I	ProFund VP Small-Cap Value**
Invesco V.I. Main Street Series II	ProFund VP Telecommunications**
Invesco V.I. Main Street Small Cap Series I	ProFund VP Utilities**
Invesco V.I. Main Street Small Cap Series II	Putnam VT Diversified Income Class IB
Invesco V.I. S&P 500 Index Series I*	Putnam VT Emerging Markets Equity Fund Class IB
Invesco V.I. S&P 500 Index Series II*	Putnam VT Focused International Equity Class IB
Invesco V.I. Technology Series I	Putnam VT George Putnam Balanced Class IB
Invesco V.I. Technology Series II	Putnam VT Global Asset Allocation Class IB
Lord Abbett Bond Debenture	Putnam VT Global Health Care Class IB
Lord Abbett Fundamental Equity	Putnam VT Government Money Market Class IB
Lord Abbett Growth and Income	Putnam VT Growth Opportunities Class IB
Lord Abbett Growth Opportunities	Putnam VT High Yield Class IB
Lord Abbett Mid Cap Stock	Putnam VT Income Class IB
LVIP Delaware Smid Cap Core Series Standard Class	Putnam VT International Equity Class IB
MFS VIT High Yield Initial Class	Putnam VT International Value Class IB
MFS VIT Investors Trust Initial Class	Putnam VT Large Cap Value Class IB
MFS VIT New Discovery Initial Class	Putnam VT Mortgage Securities Class IB
MFS VIT Total Return Bond Initial Class	Putnam VT Multi-Cap Core Class IB
Morgan Stanley VIF Discovery Class I	Putnam VT Research Class IB
Morgan Stanley VIF Discovery Class II	Putnam VT Small Cap Growth Class IB
Morgan Stanley VIF Emerging Markets Debt Class II	Putnam VT Small Cap Value Class IB
Morgan Stanley VIF Emerging Markets Equity Class I	Putnam VT Sustainable Future Class IB
Morgan Stanley VIF Emerging Markets Equity Class II	Putnam VT Sustainable Leaders Class IB
Morgan Stanley VIF Global Franchise Class II	Templeton Developing Markets VIP Class 2
Morgan Stanley VIF Global Infrastructure Class I	Templeton Foreign VIP Class 2
Morgan Stanley VIF Global Infrastructure Class II

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
(**) Sub-account was available, but had no assets as of December 31, 2022.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Company general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Subsequent Events - Subsequent events were evaluated through April 10, 2023, the date the financial statements were issued, and no subsequent events have been identified.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the years ended December 31, 2022 and 2021.

The following sub-accounts were opened during the years ended December 31, 2022 and 2021:

Date:	Account:
January 3, 2022	AST Bond Portfolio 2033
January 4, 2021	AST Bond Portfolio 2032

The following sub-accounts were closed during the years ended December 31, 2022 and 2021:

Date:	Account:
December 5, 2022	AST Moderate Multi-Asset Portfolio
February 14, 2022	AST BlackRock Low Duration Bond
February 14, 2022	AST BlackRock/Loomis Sayles Bond
January 3, 2022	AST Bond Portfolio 2021
June 13, 2022	AST Goldman Sachs Small-Cap Value
June 13, 2022	AST Jennison Large-Cap Growth
June 13, 2022	AST Loomis Sayles Large-Cap Growth
June 13, 2022	AST MFS Growth
February 14, 2022	AST MFS Large-Cap Value
February 14, 2022	AST Prudential Core Bond
September 12, 2022	AST Small-Cap Growth Opportunities
February 14, 2022	AST T. Rowe Price Large-Cap Value
October 18, 2021	AST Fidelity Institutional AMSM Quantitative
February 22, 2021	AST Goldman Sachs Multi-Asset
October 18, 2021	AST QMA US Equity Alpha
February 22, 2021	AST WEDGE Capital Mid-Cap Value

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Date:	Merged from:	Merged to:
April 29, 2022	Invesco V.I. Core Bond Series I	Invesco V.I. Core Plus Bond Series I
April 29, 2022	Invesco V.I. Core Bond Series II	Invesco V.I. Core Plus Bond Series II
April 29, 2022	Invesco V.I. S&P 500 Index Series I	Invesco V.I. Equally-Weighted S&P 500 Fund Series I
April 29, 2022	Invesco V.I. S&P 500 Index Series II	Invesco V.I. Equally-Weighted S&P 500 Series II
April 30, 2021	Invesco V.I. Managed Volatility Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Managed Volatility Series II	Invesco V.I. American Value Series II
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. Equity and Income Series I
April 30, 2021	Invesco V.I. Value Opportunities Series II	Invesco V.I. Equity and Income Series II
October 28, 2021	DWS Bond VIP Class A	DWS Government Money Market VIP Class A
The following sub-account changes occurred during the year ended December 31, 2022:

New fund name:	Old fund name:
AST Core Fixed Income	AST Western Asset Core Plus Bond
AST J.P. Morgan Tactical Preservation Portfolio	AST J.P. Morgan Strategic Opportunities
AST Large-Cap Growth Portfolio	AST T. Rowe Price Large-Cap Growth
AST Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value
AST Moderate Multi-Asset Portfolio	AST AllianzGI World Trends
Invesco V.I. EQV International Equity Fund Series I	Invesco V.I. International Growth Series I
Invesco V.I. EQV International Equity Series II	Invesco V.I. International Growth Series II

The following sub-account changes occurred during the year ended December 31, 2021:

New fund name:	Old fund name:
Allspring VT Index Asset Allocation Class 2	Wells Fargo VT Index Asset Allocation Class 2
Allspring VT Opportunity Class 2	Wells Fargo VT Opportunity Class 2
Franklin DynaTech VIP Class 2	Franklin Flex Cap Growth VIP Class 2
Invesco V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Series I
Invesco V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Series II
Invesco V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balanced Series II
Invesco V.I. Core Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Series I
Invesco V.I. Core Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Series II
Invesco V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
Invesco V.I. Global Series I	Invesco Oppenheimer V.I. Global Series I
Invesco V.I. Global Series II	Invesco Oppenheimer V.I. Global Series II
Invesco V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Series I
Invesco V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Series II
Invesco V.I. Main Street Mid Cap Series I	Invesco V.I. Mid Cap Core Equity Series I
Invesco V.I. Main Street Mid Cap Series II	Invesco V.I. Mid Cap Core Equity Series II
Invesco V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Series I
Invesco V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Series II
Invesco V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Series I
Invesco V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Series II
LVIP Delaware Smid Cap Core Series Standard Class	Delaware VIP Smid Cap Core Series Standard Class
Putnam VT Focused International Equity Class IB	Putnam VT Global Equity Class IB
Putnam VT Large Cap Value Class IB	Putnam VT Equity Income Class IB

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with the Allstate Corporation (for the period through October 1, 2021) and WRAC and its eligible domestic subsidiaries (for the period beginning October 1, 2021) in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates and those differences could be material.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from the Company but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. A payable is established for amounts payable to the Company from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statements of Net Assets.

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the
Account can access.
Level 2:    Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

5. Expenses
Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to the Company.

Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. The Company guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - The Company deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - The Company deducts an annual contract maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2022 was as follows:

Purchases
Alliance Bernstein VPS Growth & Income Class B	$298,131
Alliance Bernstein VPS International Value Class B	5,827
Alliance Bernstein VPS Large Cap Growth Class B	206,541
Alliance Bernstein VPS Small/Mid Value Class B	63,558
Allspring VT Index Asset Allocation Class 2	20,623
Allspring VT Opportunity Class 2	7,357
AST Government Money Market	87
AST Large-Cap Value*	4,047
AST Prudential Growth Allocation	42,445
AST Small-Cap Growth	4,470
AST T. Rowe Price Asset Allocation	47,897
AST Large-Cap Growth Portfolio	9,067
BNY Mellon Stock Index Fund, Inc.	212,303
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	10,691
BNY Mellon VIF Appreciation Initial Shares	118,634
BNY Mellon VIF Government Money Market	831,198
Delaware VIP Small Cap Value Series Standard Class	57,336
Fidelity VIP Contrafund Initial Class	117,282
Fidelity VIP Contrafund Service Class 2	218,063
Fidelity VIP Equity-Income Initial Class	90,657
Fidelity VIP Freedom 2010 Service Class 2	4,779
Fidelity VIP Freedom 2020 Service Class 2	253,108
Fidelity VIP Freedom 2030 Service Class 2	1,461
Fidelity VIP Freedom Income Service Class 2	34,636
Fidelity VIP Government Money Market Initial Class	36,445
Fidelity VIP Government Money Market Service Class 2	16,654
Fidelity VIP Growth & Income Service Class 2	1,152

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Fidelity VIP Growth Initial Class	$153,271
Fidelity VIP Growth Opportunities Initial Class	92,315
Fidelity VIP Growth Opportunities Service Class 2	90,600
Fidelity VIP High Income Initial Class	11,730
Fidelity VIP High Income Service Class 2	288
Fidelity VIP Index 500 Initial Class	25,273
Fidelity VIP Index 500 Service Class 2	446,706
Fidelity VIP Investment Grade Bond Initial Class	19,323
Fidelity VIP Mid Cap Service Class 2	28,082
Fidelity VIP Overseas Initial Class	5,155
Franklin DynaTech VIP Class 2	10,777
Franklin Growth and Income VIP Class 2	2,395,640
Franklin Income VIP Class 2	533,634
Franklin Large Cap Growth VIP Class 2	1,785,999
Franklin Mutual Global Discovery VIP Class 2	162,195
Franklin Mutual Shares VIP Class 2	678,286
Franklin Small Cap Value VIP Class 2	607,137
Franklin U.S. Government Securities VIP Class 2	221,273
Goldman Sachs VIT Large Cap Value Institutional Shares	1,823
Goldman Sachs VIT Mid Cap Value Institutional Shares	8,741
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	862
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	861
Invesco V.I. American Franchise Series I	1,492,910
Invesco V.I. American Franchise Series II	417,073
Invesco V.I. American Value Series I	496,085
Invesco V.I. American Value Series II	487,738
Invesco V.I. Capital Appreciation Series I	217,599
Invesco V.I. Capital Appreciation Series II	2,477,218
Invesco V.I. Comstock Series I	44,425
Invesco V.I. Comstock Series II	322,965
Invesco V.I. Conservative Balanced Series II	181,870
Invesco V.I. Core Bond Series I*	9,474
Invesco V.I. Core Bond Series II*	77,745
Invesco V.I. Core Equity Series I	602,768
Invesco V.I. Core Equity Series II	11,350
Invesco V.I. Core Plus Bond Series I*	210,731
Invesco V.I. Core Plus Bond Series II*	2,582,982
Invesco V.I. Discovery Mid Cap Growth Series I	292,802
Invesco V.I. Discovery Mid Cap Growth Series II	861,329
Invesco V.I. Diversified Dividend Series I	755,940
Invesco V.I. Diversified Dividend Series II	89,557
Invesco V.I. Equally-Weighted S&P 500 Series I*	2,873,848
Invesco V.I. Equally-Weighted S&P 500 Series II*	2,442,140
Invesco V.I. Equity and Income Series I	235,729
Invesco V.I. Equity and Income Series II	155,569
Invesco V.I. EQV International Equity Fund Series I*	122,464
Invesco V.I. EQV International Equity Series II*	4,461
Invesco V.I. Global Core Equity Series I	68,986
Invesco V.I. Global Core Equity Series II	12,187
Invesco V.I. Global Series I	86,613
Invesco V.I. Global Series II	280,706
Invesco V.I. Global Strategic Income Series I	3,638
Invesco V.I. Global Strategic Income Series II	161,326
Invesco V.I. Government Money Market Series I	2,460

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Government Securities Series I	$123,281
Invesco V.I. Growth and Income Series II	608,454
Invesco V.I. High Yield Series I	20,177
Invesco V.I. High Yield Series II	14,677
Invesco V.I. Main Street Mid Cap Series I	81,171
Invesco V.I. Main Street Mid Cap Series II	7,322
Invesco V.I. Main Street Series I	493,558
Invesco V.I. Main Street Series II	3,313,752
Invesco V.I. Main Street Small Cap Series I	56,895
Invesco V.I. Main Street Small Cap Series II	406,503
Invesco V.I. S&P 500 Index Series I*	455,087
Invesco V.I. S&P 500 Index Series II*	380,948
Invesco V.I. Technology Series I	155,683
Invesco V.I. Technology Series II	72,846
Lord Abbett Bond Debenture	175,683
Lord Abbett Fundamental Equity	104,137
Lord Abbett Growth and Income	244,798
Lord Abbett Growth Opportunities	209,014
Lord Abbett Mid Cap Stock	156,717
LVIP Delaware Smid Cap Core Series Standard Class	12,266
MFS VIT High Yield Initial Class	9,229
MFS VIT Investors Trust Initial Class	21,665
MFS VIT New Discovery Initial Class	61,365
MFS VIT Total Return Bond Initial Class	9,569
Morgan Stanley VIF Discovery Class I	130,030
Morgan Stanley VIF Discovery Class II	1,194,018
Morgan Stanley VIF Emerging Markets Debt Class II	94,414
Morgan Stanley VIF Emerging Markets Equity Class I	18,787
Morgan Stanley VIF Emerging Markets Equity Class II	2,084
Morgan Stanley VIF Global Franchise Class II	211,912
Morgan Stanley VIF Global Infrastructure Class I	123,808
Morgan Stanley VIF Global Infrastructure Class II	6,773
Morgan Stanley VIF Global Strategist Class I	234,557
Morgan Stanley VIF Global Strategist Class II	39,710
Morgan Stanley VIF Growth Class I	3,835,259
Morgan Stanley VIF Growth Class II	1,047,285
Morgan Stanley VIF U.S. Real Estate Class I	43,001
Morgan Stanley VIF U.S. Real Estate Class II	462,716
Morgan Stanley VIS Income Plus Class X Shares	66,234
Morgan Stanley VIS Income Plus Class Y Shares	34,145
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	415
PIMCO VIT Emerging Markets Bond Advisor Class	238
PIMCO VIT Real Return Advisor Class	7,955
PIMCO VIT Total Return Advisor Class	2,455
Putnam VT Diversified Income Class IB	92,786
Putnam VT Emerging Markets Equity Fund Class IB	58,492
Putnam VT Focused International Equity Class IB	723,510
Putnam VT George Putnam Balanced Class IB	305,439
Putnam VT Global Asset Allocation Class IB	209,429
Putnam VT Global Health Care Class IB	384,023
Putnam VT Government Money Market Class IB	528,488
Putnam VT Growth Opportunities Class IB	1,943,904
Putnam VT High Yield Class IB	108,789
Putnam VT Income Class IB	443,308

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Putnam VT International Equity Class IB	$476,509
Putnam VT International Value Class IB	38,008
Putnam VT Large Cap Value Class IB	1,795,526
Putnam VT Mortgage Securities Class IB	89,453
Putnam VT Multi-Cap Core Class IB	1,412,095
Putnam VT Research Class IB	135,543
Putnam VT Small Cap Growth Class IB	28,532
Putnam VT Small Cap Value Class IB	312,370
Putnam VT Sustainable Future Class IB	104,575
Putnam VT Sustainable Leaders Class IB	1,332,578
Templeton Developing Markets VIP Class 2	117,727
Templeton Foreign VIP Class 2	304,681
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
7. Financial Highlights

The Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2022	50	$34.94	-	39.38	$1,634	1.08%	1.29	-	1.89%	(6.22)	-	(5.65)%
2021	55	37.25	-	41.73	1,929	0.64	1.29	-	1.89	25.43	-	26.19
2020	53	29.70	-	33.07	1,480	1.35	1.29	-	1.89	0.54	-	1.15
2019	61	29.54	-	32.69	1,659	1.00	1.29	-	1.89	21.28	-	22.02
2018	73	24.35	-	26.79	1,659	0.75	1.29	-	1.89	(7.63)	-	(7.06)

Alliance Bernstein VPS International Value Class B
2022	12	9.44	-	10.14	118	4.12	1.49	-	1.89	(15.42)	-	(15.07)
2021	13	11.16	-	12.35	150	1.66	1.29	-	1.89	8.77	-	9.43
2020	15	10.26	-	11.29	157	1.56	1.29	-	1.89	0.29	-	0.89
2019	16	10.23	-	11.19	166	0.80	1.29	-	1.89	14.59	-	15.29
2018	17	8.93	-	9.71	155	1.08	1.29	-	1.89	(24.44)	-	(23.98)

Alliance Bernstein VPS Large Cap Growth Class B
2022	38	45.33	-	51.09	1,428	—	1.29	-	1.89	(30.03)	-	(29.61)
2021	39	64.78	-	72.57	2,107	—	1.29	-	1.89	26.23	-	27.00
2020	48	51.32	-	57.14	1,990	—	1.29	-	1.89	32.60	-	33.41
2019	59	38.70	-	42.83	1,731	—	1.29	-	1.89	31.83	-	32.63
2018	22	29.36	-	32.30	400	—	1.29	-	1.89	0.38	-	1.00

Alliance Bernstein VPS Small/Mid Value Class B
2022	9	41.62	-	46.91	357	0.82	1.29	-	1.89	(17.40)	-	(16.90)
2021	9	50.39	-	56.45	476	0.58	1.29	-	1.89	33.05	-	33.86
2020	11	37.87	-	42.17	416	0.80	1.29	-	1.89	1.11	-	1.73
2019	11	37.45	-	41.45	422	0.32	1.29	-	1.89	17.64	-	18.36
2018	15	31.84	-	35.02	480	0.22	1.29	-	1.89	(16.90)	-	(16.39)

Allspring VT Index Asset Allocation Class 2
2022	6	26.32	-	26.32	157	0.63	1.25	-	1.25	(18.05)	-	(18.05)
2021	6	32.12	-	32.12	194	0.59	1.25	-	1.25	14.56	-	14.56
2020	6	28.04	-	28.04	176	0.80	1.25	-	1.25	15.14	-	15.14
2019	7	24.35	-	24.35	177	1.10	1.25	-	1.25	18.66	-	18.66
2018	7	20.52	-	20.52	151	0.98	1.25	-	1.25	(4.12)	-	(4.12)

Allspring VT Opportunity Class 2
2022	2	17.77	-	17.77	31	—	1.25	-	1.25	(21.79)	-	(21.79)
2021	2	22.72	-	22.72	42	0.04	1.25	-	1.25	23.23	-	23.23
2020	2	18.44	-	18.44	37	0.44	1.25	-	1.25	19.50	-	19.50
2019	2	15.43	-	15.43	34	0.28	1.25	-	1.25	29.83	-	29.83
2018	2	11.88	-	11.88	29	0.19	1.25	-	1.25	(8.31)	-	(8.31)

AST Academic Strategies Asset Allocation
2022	1	11.34	-	11.34	17	—	2.10	-	2.10	(15.23)	-	(15.23)
2021	2	13.38	-	14.78	21	—	1.40	-	2.10	10.12	-	10.89
2020	2	12.15	-	13.32	30	—	1.40	-	2.10	2.07	-	2.78
2019	3	11.90	-	12.96	31	—	1.40	-	2.10	13.66	-	14.45
2018	3	10.47	-	11.33	28	—	1.40	-	2.10	(10.04)	-	(9.41)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Advanced Strategies
2022	1	$17.41	-	17.41	$21	—%	1.75	-	1.75%	(18.06)	-	(18.06)%
2021	1	21.25	-	21.25	26	—	1.75	-	1.75	11.87	-	11.87
2020	1	18.99	-	18.99	23	—	1.75	-	1.75	8.77	-	8.77
2019	1	17.46	-	17.46	22	—	1.75	-	1.75	19.76	-	19.76
2018	1	14.58	-	14.58	18	—	1.75	-	1.75	(7.52)	-	(7.52)

AST Government Money Market
2022	< 1	9.22	-	9.22	5	1.02	1.15	-	1.15	0.07	-	0.07
2021	1	9.21	-	9.21	9	<0.01	1.15	-	1.15	(1.14)	-	(1.14)
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	1.95	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST International Growth
2022	< 1	13.26	-	13.26	2	—	1.40	-	1.40	(29.67)	-	(29.67)
2021	< 1	18.85	-	18.85	3	—	1.40	-	1.40	10.95	-	10.95
2020	< 1	16.99	-	16.99	3	—	1.40	-	1.40	29.51	-	29.51
2019	< 1	13.12	-	13.12	2	—	1.40	-	1.40	30.29	-	30.29
2018	< 1	10.07	-	10.07	2	—	1.40	-	1.40	(14.54)	-	(14.54)

AST J.P. Morgan Tactical Preservation Portfolio
2022	1	13.40	-	13.40	16	—	1.75	-	1.75	(17.18)	-	(17.18)
2021	1	16.18	-	16.18	19	—	1.75	-	1.75	6.09	-	6.09
2020	1	15.25	-	15.25	18	—	1.75	-	1.75	9.43	-	9.43
2019	1	13.94	-	13.94	16	—	1.75	-	1.75	12.64	-	12.64
2018	1	12.03	-	12.37	15	—	1.75	-	2.00	(7.00)	-	(6.77)

AST Large-Cap Value
2022	< 1	21.12	-	21.12	4	—	1.40	-	1.40	0.30	-	0.30
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Loomis Sayles Large-Cap Growth (sub-account expired on June 13, 2022)
2022	—	29.11	-	29.11	—	—	1.40	-	1.40	(28.07)	-	(28.07)
2021	< 1	40.46	-	40.46	13	—	1.40	-	1.40	16.72	-	16.72
2020	< 1	34.67	-	34.67	11	—	1.40	-	1.40	29.77	-	29.77
2019	< 1	26.71	-	26.71	8	—	1.40	-	1.40	29.81	-	29.81
2018	< 1	20.58	-	20.58	6	—	1.40	-	1.40	(4.04)	-	(4.04)

AST Mid-Cap Growth
2022	< 1	25.21	-	25.21	4	—	1.40	-	1.40	(31.89)	-	(31.89)
2021	< 1	37.02	-	37.02	7	—	1.40	-	1.40	8.96	-	8.96
2020	< 1	33.97	-	33.97	6	—	1.40	-	1.40	32.98	-	32.98
2019	< 1	25.55	-	25.55	5	—	1.40	-	1.40	28.36	-	28.36
2018	< 1	19.90	-	19.90	4	—	1.40	-	1.40	(5.68)	-	(5.68)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Neuberger Berman/LSV Mid-Cap Value
2022	< 1	$23.51	-	23.51	$7	—%	1.40	-	1.40%	(9.04)	-	(9.04)%
2021	< 1	25.85	-	25.85	7	—	1.40	-	1.40	31.79	-	31.79
2020	< 1	19.62	-	19.62	6	—	1.40	-	1.40	(3.14)	-	(3.14)
2019	< 1	20.25	-	20.25	6	—	1.40	-	1.40	19.34	-	19.34
2018	< 1	16.97	-	16.97	5	—	1.40	-	1.40	(17.61)	-	(17.61)

AST Preservation Asset Allocation
2022	4	13.59	-	15.47	52	—	1.15	-	2.00	(17.28)	-	(16.58)
2021	4	16.43	-	18.54	63	—	1.15	-	2.00	4.16	-	5.03
2020	9	15.77	-	17.65	161	—	1.15	-	2.00	6.94	-	7.84
2019	11	14.75	-	16.37	183	—	1.15	-	2.00	12.49	-	13.43
2018	11	13.11	-	14.43	162	—	1.15	-	2.00	(4.76)	-	(3.95)

AST Prudential Growth Allocation
2022	3	13.83	-	13.83	43	—	1.75	-	1.75	(19.70)	-	(19.70)
2021	8	17.22	-	17.22	134	—	1.75	-	1.75	14.69	-	14.69
2020	7	15.01	-	15.01	105	—	1.75	-	1.75	4.03	-	4.03
2019	5	14.43	-	14.43	85	—	1.75	-	1.75	17.13	-	17.13
2018	2	11.85	-	12.32	30	—	1.75	-	2.10	(9.51)	-	(9.20)

AST Small-Cap Growth
2022	< 1	27.82	-	27.82	4	—	1.40	-	1.40	(28.57)	-	(28.57)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Small-Cap Growth Opportunities (sub-account expired on September 12, 2022)
2022	—	21.39	-	21.39	—	—	1.40	-	1.40	(25.83)	-	(25.83)
2021	< 1	28.84	-	28.84	6	—	1.40	-	1.40	(2.71)	-	(2.71)
2020	< 1	29.65	-	29.65	6	—	1.40	-	1.40	33.32	-	33.32
2019	< 1	22.24	-	22.24	5	—	1.40	-	1.40	34.60	-	34.60
2018	< 1	16.52	-	16.52	3	—	1.40	-	1.40	(12.08)	-	(12.08)

AST T. Rowe Price Asset Allocation
2022	3	17.35	-	17.35	59	—	1.75	-	1.75	(17.79)	-	(17.79)
2021	8	21.10	-	22.98	161	—	1.15	-	1.75	10.48	-	11.13
2020	8	19.10	-	20.68	161	—	1.15	-	1.75	10.60	-	11.25
2019	5	17.27	-	17.27	104	—	1.75	-	1.75	18.76	-	18.76
2018	2	13.98	-	14.54	36	—	1.75	-	2.10	(7.29)	-	(6.97)

AST Large-Cap Growth Portfolio
2022	< 1	35.24	-	35.24	9	—	1.40	-	1.40	(34.13)	-	(34.13)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST T. Rowe Price Large-Cap Value (sub-account expired on February 14, 2022)
2022	—	$17.73	-	17.73	$—	—%	1.40	-	1.40%	0.65	-	0.65%
2021	< 1	17.62	-	17.62	4	—	1.40	-	1.40	23.81	-	23.81
2020	< 1	14.23	-	14.23	3	—	1.40	-	1.40	0.68	-	0.68
2019	< 1	14.13	-	14.13	3	—	1.40	-	1.40	24.23	-	24.23
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

BNY Mellon Stock Index Fund, Inc.
2022	51	30.14	-	30.14	1,541	1.33	1.25	-	1.25	(19.33)	-	(19.33)
2021	54	37.36	-	37.36	2,007	0.89	1.25	-	1.25	26.82	-	26.82
2020	197	29.46	-	29.46	5,805	1.59	1.25	-	1.25	16.54	-	16.54
2019	199	25.28	-	25.28	5,037	1.72	1.25	-	1.25	29.55	-	29.55
2018	208	19.51	-	19.51	4,050	1.66	1.25	-	1.25	(5.83)	-	(5.83)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2022	6	21.05	-	21.05	127	0.52	1.25	-	1.25	(23.83)	-	(23.83)
2021	6	27.64	-	27.64	169	0.75	1.25	-	1.25	25.42	-	25.42
2020	6	22.03	-	22.03	136	1.07	1.25	-	1.25	22.60	-	22.60
2019	6	17.97	-	17.97	112	1.44	1.25	-	1.25	32.69	-	32.69
2018	6	13.54	-	13.54	85	2.04	1.25	-	1.25	(5.60)	-	(5.60)

BNY Mellon VIF Appreciation Initial Shares
2022	5	32.43	-	32.43	166	0.62	1.25	-	1.25	(19.08)	-	(19.08)
2021	7	40.07	-	40.07	291	0.44	1.25	-	1.25	25.55	-	25.55
2020	8	31.92	-	31.92	257	0.79	1.25	-	1.25	22.15	-	22.15
2019	8	26.13	-	26.13	210	1.17	1.25	-	1.25	34.41	-	34.41
2018	8	19.44	-	19.44	158	1.25	1.25	-	1.25	(8.02)	-	(8.02)

BNY Mellon VIF Government Money Market
2022	19	9.60	-	9.60	183	1.06	1.25	-	1.25	0.01	-	0.01
2021	28	9.60	-	9.60	272	<0.01	1.25	-	1.25	(1.23)	-	(1.23)
2020	41	9.72	-	9.72	396	0.16	1.25	-	1.25	(1.03)	-	(1.03)
2019	28	9.82	-	9.82	280	1.65	1.25	-	1.25	0.40	-	0.40
2018	28	9.78	-	9.78	277	1.26	1.25	-	1.25	0.02	-	0.02

Delaware VIP Small Cap Value Series Standard Class
2022	11	63.13	-	63.13	673	0.85	1.25	-	1.25	(13.18)	-	(13.18)
2021	11	72.71	-	72.71	831	0.85	1.25	-	1.25	32.75	-	32.75
2020	12	54.77	-	54.77	672	1.34	1.25	-	1.25	(3.12)	-	(3.12)
2019	13	56.54	-	56.54	748	1.08	1.25	-	1.25	26.55	-	26.55
2018	15	44.68	-	44.68	676	0.82	1.25	-	1.25	(17.76)	-	(17.76)

Fidelity VIP Contrafund Initial Class
2022	27	39.58	-	41.94	1,105	0.49	1.25	-	1.25	(27.23)	-	(27.23)
2021	30	54.39	-	57.63	1,649	0.06	1.25	-	1.25	26.25	-	26.25
2020	31	43.08	-	45.65	1,347	0.25	1.25	-	1.25	28.95	-	28.95
2019	39	33.41	-	35.40	1,320	0.46	1.25	-	1.25	29.94	-	29.94
2018	41	27.24	-	27.24	1,085	0.71	1.25	-	1.25	(7.55)	-	(7.55)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Contrafund Service Class 2
2022	48	$26.13	-	36.84	$1,323	0.29%	1.29	-	1.89%	(27.87)	-	(27.43)%
2021	47	36.23	-	50.77	1,803	0.03	1.29	-	1.89	25.11	-	25.87
2020	56	28.96	-	40.34	1,764	0.08	1.29	-	1.89	27.78	-	28.56
2019	57	22.66	-	31.38	1,405	0.21	1.29	-	1.89	28.80	-	29.58
2018	70	17.60	-	19.01	1,340	0.43	1.29	-	1.89	(8.41)	-	(7.85)

Fidelity VIP Equity-Income Initial Class
2022	27	32.70	-	32.70	876	1.83	1.25	-	1.25	(6.14)	-	(6.14)
2021	30	34.83	-	34.83	1,043	1.90	1.25	-	1.25	23.34	-	23.34
2020	31	28.24	-	28.24	889	1.82	1.25	-	1.25	5.37	-	5.37
2019	34	26.80	-	26.80	906	1.76	1.25	-	1.25	25.86	-	25.86
2018	47	21.30	-	21.30	995	2.25	1.25	-	1.25	(9.44)	-	(9.44)

Fidelity VIP Freedom 2010 Service Class 2
2022	3	15.55	-	16.92	54	1.93	1.29	-	1.79	(15.20)	-	(14.77)
2021	3	18.33	-	19.85	66	0.80	1.29	-	1.79	3.71	-	4.24
2020	4	17.68	-	19.04	67	1.03	1.29	-	1.79	10.24	-	10.79
2019	4	16.04	-	17.19	67	1.88	1.29	-	1.79	13.68	-	14.26
2018	4	14.11	-	15.04	61	1.40	1.29	-	1.79	(5.98)	-	(5.50)

Fidelity VIP Freedom 2020 Service Class 2
2022	115	16.72	-	18.19	1,948	1.85	1.29	-	1.79	(17.47)	-	(17.05)
2021	118	20.25	-	21.93	2,430	0.85	1.29	-	1.79	7.31	-	7.86
2020	121	18.87	-	20.33	2,321	1.04	1.29	-	1.79	12.67	-	13.24
2019	126	16.75	-	17.96	2,134	1.82	1.29	-	1.79	17.74	-	18.34
2018	129	14.23	-	15.17	1,859	1.29	1.29	-	1.79	(7.76)	-	(7.29)

Fidelity VIP Freedom 2030 Service Class 2
2022	< 1	19.08	-	19.40	16	1.72	1.49	-	1.59	(18.40)	-	(18.32)
2021	< 1	23.38	-	23.75	20	0.87	1.49	-	1.59	10.30	-	10.41
2020	< 1	20.57	-	21.51	18	0.87	1.49	-	1.79	14.57	-	14.91
2019	1	17.96	-	18.72	19	1.78	1.49	-	1.79	21.90	-	22.27
2018	1	14.73	-	15.71	16	1.03	1.29	-	1.79	(9.70)	-	(9.25)

Fidelity VIP Freedom Income Service Class 2
2022	41	13.35	-	14.04	577	1.97	1.29	-	1.59	(13.65)	-	(13.39)
2021	43	15.46	-	16.21	702	1.16	1.29	-	1.59	1.39	-	1.70
2020	17	15.24	-	15.94	275	1.09	1.29	-	1.59	8.54	-	8.87
2019	17	14.05	-	14.64	254	1.87	1.29	-	1.59	9.86	-	10.20
2018	17	12.78	-	13.29	232	1.49	1.29	-	1.59	(3.83)	-	(3.54)

Fidelity VIP Government Money Market Initial Class
2022	194	9.64	-	9.95	1,885	1.40	1.00	-	1.48	(0.05)	-	0.43
2021	208	9.65	-	10.01	2,020	<0.01	0.83	-	1.48	(1.46)	-	(0.82)
2020	202	9.79	-	10.09	1,986	0.27	0.83	-	1.48	(1.15)	-	(0.51)
2019	161	9.90	-	10.14	1,596	2.01	0.83	-	1.48	0.52	-	1.17
2018	190	9.85	-	10.02	1,882	1.75	0.83	-	1.48	0.15	-	0.81

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Government Money Market Service Class 2
2022	108	$8.58	-	8.95	$955	1.16%	1.25	-	1.89%	(0.64)	-	0.01%
2021	143	8.63	-	8.95	1,272	0.01	1.25	-	1.89	(1.87)	-	(1.23)
2020	180	8.80	-	9.06	1,651	0.25	1.25	-	1.89	(1.65)	-	(1.01)
2019	196	8.94	-	9.15	1,825	1.75	1.25	-	1.89	(0.15)	-	0.50
2018	206	8.96	-	9.11	1,929	1.40	1.25	-	1.89	(0.52)	-	0.13

Fidelity VIP Growth & Income Service Class 2
2022	< 1	29.88	-	33.27	30	1.47	1.29	-	1.89	(6.96)	-	(6.39)
2021	< 1	32.11	-	35.54	33	2.21	1.29	-	1.89	23.27	-	24.02
2020	1	26.05	-	28.66	28	1.96	1.29	-	1.89	5.57	-	6.21
2019	1	24.68	-	26.98	27	3.44	1.29	-	1.89	27.24	-	28.01
2018	1	19.39	-	21.08	22	0.19	1.29	-	1.89	(10.91)	-	(10.37)

Fidelity VIP Growth Initial Class
2022	40	28.27	-	31.12	1,170	0.62	1.25	-	1.25	(25.39)	-	(25.39)
2021	41	37.89	-	41.72	1,640	—	1.25	-	1.25	21.68	-	21.68
2020	45	31.14	-	34.28	1,463	0.07	1.25	-	1.25	42.11	-	42.11
2019	44	21.91	-	24.12	1,019	0.25	1.25	-	1.25	32.65	-	32.65
2018	54	18.19	-	18.19	938	0.23	1.25	-	1.25	(1.42)	-	(1.42)

Fidelity VIP Growth Opportunities Initial Class
2022	8	37.88	-	37.88	302	—	1.25	-	1.25	(38.92)	-	(38.92)
2021	10	62.02	-	62.02	625	—	1.25	-	1.25	10.55	-	10.55
2020	23	56.10	-	56.10	1,300	0.01	1.25	-	1.25	66.57	-	66.57
2019	25	33.68	-	33.68	841	0.16	1.25	-	1.25	39.09	-	39.09
2018	25	24.22	-	24.22	600	0.12	1.25	-	1.25	11.06	-	11.06

Fidelity VIP Growth Opportunities Service Class 2
2022	6	40.83	-	42.95	263	—	1.29	-	1.59	(39.30)	-	(39.11)
2021	6	67.26	-	70.54	409	—	1.29	-	1.59	9.90	-	10.23
2020	5	61.20	-	63.99	321	—	1.29	-	1.59	65.56	-	66.07
2019	2	36.96	-	38.53	60	—	1.29	-	1.59	38.27	-	38.69
2018	2	26.74	-	27.79	54	0.07	1.29	-	1.59	10.42	-	10.76

Fidelity VIP High Income Initial Class
2022	10	18.65	-	18.65	182	4.82	1.25	-	1.25	(12.47)	-	(12.47)
2021	11	21.31	-	21.31	227	5.29	1.25	-	1.25	3.11	-	3.11
2020	11	20.67	-	20.67	234	4.85	1.25	-	1.25	1.47	-	1.47
2019	12	20.37	-	20.37	253	5.18	1.25	-	1.25	13.68	-	13.68
2018	13	17.92	-	17.92	225	5.28	1.25	-	1.25	(4.49)	-	(4.49)

Fidelity VIP High Income Service Class 2
2022	< 1	16.23	-	17.43	3	4.78	1.49	-	1.89	(13.34)	-	(12.98)
2021	< 1	18.72	-	20.03	4	3.12	1.49	-	1.89	2.33	-	2.74
2020	5	18.30	-	19.50	98	5.04	1.49	-	1.89	0.49	-	0.90
2019	5	18.21	-	19.33	98	4.87	1.49	-	1.89	12.61	-	13.06
2018	6	16.17	-	17.09	104	5.58	1.49	-	1.89	(5.45)	-	(5.07)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Index 500 Initial Class
2022	30	$29.90	-	29.90	$901	1.42%	1.25	-	1.25%	(19.23)	-	(19.23)%
2021	36	37.01	-	37.01	1,347	1.26	1.25	-	1.25	26.98	-	26.98
2020	40	29.15	-	29.15	1,165	1.69	1.25	-	1.25	16.77	-	16.77
2019	42	24.96	-	24.96	1,039	2.03	1.25	-	1.25	29.72	-	29.72
2018	41	19.24	-	19.24	798	1.65	1.25	-	1.25	(5.68)	-	(5.68)

Fidelity VIP Index 500 Service Class 2
2022	45	28.29	-	31.31	1,374	1.23	1.29	-	1.89	(19.95)	-	(19.47)
2021	37	35.35	-	38.88	1,398	1.07	1.29	-	1.89	25.84	-	26.61
2020	49	28.09	-	30.71	1,470	1.55	1.29	-	1.89	15.72	-	16.43
2019	50	24.27	-	26.38	1,289	2.06	1.29	-	1.89	28.55	-	29.33
2018	33	18.88	-	20.40	663	1.51	1.29	-	1.89	(6.54)	-	(5.96)

Fidelity VIP Investment Grade Bond Initial Class
2022	13	18.53	-	18.53	237	2.25	1.25	-	1.25	(14.04)	-	(14.04)
2021	13	21.56	-	21.56	284	2.03	1.25	-	1.25	(1.84)	-	(1.84)
2020	14	21.96	-	21.96	308	2.20	1.25	-	1.25	8.04	-	8.04
2019	21	20.33	-	20.33	432	2.73	1.25	-	1.25	8.30	-	8.30
2018	22	18.77	-	18.77	417	2.44	1.25	-	1.25	(1.77)	-	(1.77)

Fidelity VIP Mid Cap Service Class 2
2022	13	23.41	-	35.25	355	0.27	1.29	-	1.89	(16.57)	-	(16.06)
2021	15	28.06	-	42.00	468	0.36	1.29	-	1.89	22.95	-	23.69
2020	16	22.82	-	33.95	415	0.42	1.29	-	1.89	15.65	-	16.35
2019	19	19.74	-	29.18	419	0.63	1.29	-	1.89	20.85	-	21.59
2018	24	16.33	-	17.64	429	0.39	1.29	-	1.89	(16.39)	-	(15.88)

Fidelity VIP Overseas Initial Class
2022	9	16.17	-	16.79	140	1.06	1.25	-	1.25	(25.42)	-	(25.42)
2021	9	21.68	-	22.51	201	0.49	1.25	-	1.25	18.21	-	18.21
2020	13	18.34	-	19.05	239	0.44	1.25	-	1.25	14.18	-	14.18
2019	14	16.06	-	16.68	229	1.74	1.25	-	1.25	26.18	-	26.18
2018	15	13.22	-	13.22	191	1.33	1.25	-	1.25	(15.87)	-	(15.87)

Franklin DynaTech VIP Class 2
2022	< 1	25.82	-	25.82	17	—	1.89	-	1.89	(41.09)	-	(41.09)
2021	< 1	43.83	-	43.83	30	—	1.89	-	1.89	13.96	-	13.96
2020	< 1	38.46	-	38.46	26	—	1.89	-	1.89	42.16	-	42.16
2019	—	27.06	-	27.06	—	—	1.89	-	1.89	28.69	-	28.69
2018	1	21.02	-	21.02	23	—	1.89	-	1.89	1.18	-	1.18

Franklin Growth and Income VIP Class 2
2022	104	34.61	-	39.94	3,969	3.01	1.29	-	1.99	(8.65)	-	(8.01)
2021	111	37.89	-	43.41	4,580	2.44	1.29	-	1.99	22.76	-	23.63
2020	125	30.86	-	35.12	4,208	3.83	1.29	-	1.99	3.43	-	4.16
2019	137	23.48	-	33.71	4,418	2.25	1.29	-	1.99	23.17	-	24.04
2018	149	24.23	-	27.18	3,889	2.44	1.29	-	1.99	(6.48)	-	(5.82)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Income VIP Class 2
2022	220	$20.64	-	23.56	$5,003	4.81%	1.29	-	1.99%	(7.34)	-	(6.69)%
2021	248	22.27	-	25.25	6,044	4.42	1.29	-	1.99	14.44	-	15.25
2020	314	19.46	-	21.91	6,684	5.86	1.29	-	1.99	(1.30)	-	(0.60)
2019	353	19.72	-	22.04	7,556	5.23	1.29	-	1.99	13.76	-	14.56
2018	374	17.33	-	19.24	7,009	4.83	1.29	-	1.99	(6.21)	-	(5.54)

Franklin Large Cap Growth VIP Class 2
2022	146	25.14	-	28.09	3,949	—	1.29	-	1.89	(37.73)	-	(37.35)
2021	145	40.37	-	44.84	6,252	—	1.29	-	1.89	13.10	-	13.79
2020	159	35.70	-	39.41	6,046	—	1.29	-	1.89	41.91	-	42.77
2019	209	25.15	-	27.60	5,580	—	1.29	-	1.89	32.04	-	32.85
2018	264	18.78	-	20.78	5,318	—	1.29	-	1.99	(3.43)	-	(2.74)

Franklin Mutual Global Discovery VIP Class 2
2022	25	18.67	-	20.66	507	1.37	1.29	-	1.89	(6.54)	-	(5.97)
2021	20	19.98	-	21.98	433	2.11	1.29	-	1.89	16.88	-	17.59
2020	37	17.09	-	18.69	693	2.38	1.29	-	1.89	(6.26)	-	(5.69)
2019	38	18.23	-	22.74	755	1.62	1.29	-	1.89	22.03	-	22.77
2018	40	14.94	-	16.14	653	2.28	1.29	-	1.89	(12.90)	-	(12.37)

Franklin Mutual Shares VIP Class 2
2022	123	25.20	-	29.08	3,376	1.73	1.29	-	1.99	(9.26)	-	(8.62)
2021	150	27.77	-	31.82	4,497	2.80	1.29	-	1.99	16.81	-	17.63
2020	177	23.77	-	27.05	4,500	2.84	1.29	-	1.99	(6.93)	-	(6.27)
2019	184	20.61	-	28.86	5,021	1.79	1.29	-	1.99	20.14	-	20.99
2018	209	21.26	-	23.85	4,684	2.33	1.29	-	1.99	(10.88)	-	(10.24)

Franklin Small Cap Value VIP Class 2
2022	49	46.00	-	53.09	2,356	0.99	1.29	-	1.99	(11.85)	-	(11.22)
2021	55	52.18	-	59.80	2,984	0.99	1.29	-	1.99	22.88	-	23.75
2020	60	42.47	-	48.32	2,625	1.53	1.29	-	1.99	3.10	-	3.83
2019	67	27.50	-	46.54	2,828	1.06	1.29	-	1.99	23.84	-	24.72
2018	76	22.05	-	33.26	2,533	0.89	1.29	-	1.99	(14.61)	-	(14.01)

Franklin U.S. Government Securities VIP Class 2
2022	104	10.24	-	11.69	1,159	2.34	1.29	-	1.99	(11.54)	-	(10.91)
2021	126	11.57	-	13.12	1,583	2.29	1.29	-	1.99	(3.77)	-	(3.09)
2020	109	12.02	-	13.54	1,432	3.25	1.29	-	1.99	1.77	-	2.49
2019	128	11.81	-	13.21	1,644	2.86	1.29	-	1.99	3.14	-	3.87
2018	130	11.45	-	12.71	1,602	2.70	1.29	-	1.99	(1.66)	-	(0.96)

Goldman Sachs VIT Large Cap Value Institutional Shares
2022	< 1	22.15	-	23.80	16	1.36	1.49	-	1.89	(8.13)	-	(7.76)
2021	< 1	24.11	-	25.80	18	1.15	1.49	-	1.89	21.80	-	22.29
2020	< 1	19.80	-	21.10	15	1.45	1.49	-	1.89	2.02	-	2.43
2019	< 1	19.40	-	20.60	15	1.14	1.49	-	1.89	23.56	-	24.06
2018	1	15.70	-	16.60	20	1.03	1.49	-	1.89	(10.19)	-	(9.82)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Mid Cap Value Institutional Shares
2022	2	$29.74	-	29.74	$54	0.70%	1.89	-	1.89%	(11.68)	-	(11.68)%
2021	2	33.67	-	33.67	62	0.48	1.89	-	1.89	28.49	-	28.49
2020	2	26.21	-	27.93	48	0.46	1.49	-	1.89	6.36	-	6.79
2019	3	24.64	-	26.15	86	0.79	1.49	-	1.89	29.05	-	29.57
2018	4	19.09	-	20.18	83	1.35	1.49	-	1.89	(12.16)	-	(11.80)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2022	2	23.05	-	24.77	37	0.31	1.49	-	1.89	(20.90)	-	(20.58)
2021	2	29.14	-	32.25	48	0.44	1.29	-	1.89	21.46	-	22.20
2020	2	23.99	-	26.39	52	0.21	1.29	-	1.89	6.54	-	7.18
2019	3	22.52	-	24.63	60	0.48	1.29	-	1.89	22.49	-	23.24
2018	3	18.39	-	19.98	66	0.45	1.29	-	1.89	(10.35)	-	(9.81)

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2022	1	29.16	-	31.33	32	0.83	1.49	-	1.89	(21.25)	-	(20.93)
2021	1	37.02	-	39.62	40	0.82	1.49	-	1.89	26.97	-	27.49
2020	1	29.16	-	31.08	33	0.88	1.49	-	1.89	15.33	-	15.80
2019	1	25.28	-	26.84	30	1.28	1.49	-	1.89	22.85	-	23.35
2018	1	20.58	-	21.76	26	1.22	1.49	-	1.89	(7.97)	-	(7.60)

Invesco V.I. American Franchise Series I
2022	175	28.59	-	31.57	4,743	—	1.10	-	1.70	(32.27)	-	(31.87)
2021	186	42.21	-	46.34	7,450	—	1.10	-	1.70	10.04	-	10.70
2020	210	38.36	-	41.86	7,564	0.07	1.10	-	1.70	39.96	-	40.80
2019	237	27.41	-	29.73	5,984	—	1.10	-	1.70	34.45	-	35.26
2018	251	20.38	-	21.98	4,709	—	1.10	-	1.70	(5.26)	-	(4.68)

Invesco V.I. American Franchise Series II
2022	37	35.23	-	39.82	1,170	—	1.29	-	1.89	(32.59)	-	(32.18)
2021	38	52.25	-	58.72	1,749	—	1.29	-	1.89	9.54	-	10.21
2020	32	47.70	-	53.47	1,396	—	1.29	-	1.89	39.32	-	40.17
2019	36	34.24	-	38.15	1,149	—	1.29	-	1.89	33.86	-	34.67
2018	38	25.58	-	28.23	898	—	1.29	-	1.89	(5.71)	-	(5.14)

Invesco V.I. American Value Series I
2022	157	10.15	-	31.79	2,427	0.76	1.10	-	1.99	(4.54)	-	(3.68)
2021	161	10.54	-	33.30	2,569	0.43	1.10	-	1.99	5.40	-	25.41
2020	37	26.55	-	29.89	1,059	0.91	1.29	-	1.99	(0.88)	-	(0.18)
2019	40	26.79	-	29.95	1,130	0.70	1.29	-	1.99	22.55	-	23.42
2018	44	21.86	-	24.27	1,011	0.47	1.29	-	1.99	(14.39)	-	(13.78)

Invesco V.I. American Value Series II
2022	53	31.29	-	46.93	1,725	0.44	1.29	-	1.89	(4.69)	-	(4.11)
2021	55	32.83	-	48.94	1,908	0.23	1.29	-	1.89	25.22	-	25.98
2020	55	26.22	-	38.85	1,702	0.67	1.29	-	1.89	(1.04)	-	(0.44)
2019	57	26.49	-	39.02	1,767	0.41	1.29	-	1.89	22.36	-	23.10
2018	65	21.33	-	23.68	1,643	0.19	1.29	-	1.99	(14.61)	-	(14.00)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Capital Appreciation Series I
2022	24	$21.90	-	21.90	$532	—%	1.25	-	1.25%	(31.64)	-	(31.64)%
2021	25	32.04	-	32.04	798	—	1.25	-	1.25	21.05	-	21.05
2020	27	26.47	-	26.47	711	—	1.25	-	1.25	34.89	-	34.89
2019	33	19.62	-	19.62	647	0.06	1.25	-	1.25	34.50	-	34.50
2018	33	14.59	-	14.59	489	0.32	1.25	-	1.25	(6.91)	-	(6.91)

Invesco V.I. Capital Appreciation Series II
2022	132	30.74	-	35.35	4,442	—	1.29	-	1.99	(32.33)	-	(31.85)
2021	150	45.43	-	51.87	7,421	—	1.29	-	1.99	19.86	-	20.71
2020	168	37.90	-	42.97	6,877	—	1.29	-	1.99	33.54	-	34.49
2019	190	25.97	-	31.95	5,803	—	1.29	-	1.99	33.15	-	34.10
2018	212	21.32	-	23.83	4,827	—	1.29	-	1.99	(7.83)	-	(7.17)

Invesco V.I. Comstock Series I
2022	24	34.45	-	40.63	909	1.55	1.25	-	1.58	(0.46)	-	(0.13)
2021	28	34.61	-	40.68	1,058	1.72	1.25	-	1.58	31.27	-	31.70
2020	35	26.36	-	30.89	1,009	2.55	1.25	-	1.58	(2.41)	-	(2.08)
2019	37	27.01	-	31.55	1,077	1.87	1.25	-	1.58	23.34	-	23.74
2018	45	21.90	-	25.49	1,062	1.75	1.25	-	1.58	(13.55)	-	(13.26)

Invesco V.I. Comstock Series II
2022	156	28.65	-	41.79	5,240	1.36	1.29	-	1.99	(1.15)	-	(0.45)
2021	177	28.99	-	41.98	5,961	1.58	1.29	-	1.99	30.41	-	31.33
2020	204	22.23	-	31.96	5,264	2.17	1.29	-	1.99	(3.05)	-	(2.36)
2019	220	22.93	-	32.73	5,867	1.69	1.29	-	1.99	22.46	-	23.33
2018	242	18.72	-	20.78	5,260	1.41	1.29	-	1.99	(14.12)	-	(13.50)

Invesco V.I. Conservative Balanced Series II
2022	76	16.49	-	19.03	1,359	1.15	1.29	-	1.99	(18.66)	-	(18.09)
2021	85	20.27	-	23.23	1,850	1.26	1.29	-	1.99	8.11	-	8.88
2020	92	18.75	-	21.34	1,851	1.85	1.29	-	1.99	12.32	-	13.11
2019	91	13.54	-	18.86	1,633	2.02	1.29	-	1.99	14.89	-	15.71
2018	97	14.53	-	16.30	1,506	1.65	1.29	-	1.99	(7.42)	-	(6.76)

Invesco V.I. Core Bond Series I (sub-account merged on April 29, 2022)
2022	—	12.80	-	12.80	—	3.10	1.25	-	1.25	(10.06)	-	(10.06)
2021	16	14.23	-	14.23	234	1.99	1.25	-	1.25	(2.87)	-	(2.87)
2020	20	14.65	-	14.65	294	3.09	1.25	-	1.25	8.35	-	8.35
2019	22	13.52	-	13.52	299	3.33	1.25	-	1.25	8.17	-	8.17
2018	23	12.50	-	12.50	290	3.43	1.25	-	1.25	(2.26)	-	(2.26)

Invesco V.I. Core Bond Series II (sub-account merged on April 29, 2022)
2022	—	8.44	-	9.57	—	2.63	1.29	-	1.99	(10.42)	-	(10.22)
2021	280	9.43	-	10.65	2,869	1.82	1.29	-	1.99	(3.80)	-	(3.11)
2020	286	9.80	-	11.00	3,033	2.95	1.29	-	1.99	7.26	-	8.02
2019	311	9.13	-	10.18	3,059	3.21	1.29	-	1.99	7.08	-	7.84
2018	365	8.53	-	9.44	3,329	3.08	1.29	-	1.99	(3.28)	-	(2.59)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Equity Series I
2022	124	$20.79	-	26.81	$3,025	0.88%	1.10	-	1.70%	(21.88)	-	(21.41)%
2021	142	26.45	-	34.32	4,436	0.66	1.10	-	1.70	25.59	-	26.34
2020	155	20.94	-	27.33	3,849	1.33	1.10	-	1.70	11.93	-	12.61
2019	176	18.59	-	24.42	3,899	0.94	1.10	-	1.70	26.79	-	27.55
2018	190	14.58	-	19.26	3,378	0.88	1.10	-	1.70	(10.93)	-	(10.39)

Invesco V.I. Core Equity Series II
2022	1	20.44	-	27.25	26	0.63	1.30	-	1.89	(22.24)	-	(21.78)
2021	1	26.28	-	34.83	34	0.44	1.30	-	1.89	24.98	-	25.74
2020	1	21.03	-	27.70	29	1.09	1.30	-	1.89	11.43	-	12.10
2019	1	18.87	-	24.71	27	0.17	1.30	-	1.89	26.24	-	27.00
2018	1	14.95	-	19.46	22	—	1.30	-	1.89	(11.32)	-	(10.78)

Invesco V.I. Core Plus Bond Series I
2022	25	13.37	-	15.49	389	0.65	1.10	-	1.70	(15.97)	-	(15.47)
2021	14	15.91	-	18.32	263	1.47	1.10	-	1.70	(2.33)	-	(1.74)
2020	16	16.29	-	18.65	296	1.48	1.10	-	1.70	7.87	-	8.52
2019	21	15.10	-	17.18	353	2.97	1.10	-	1.70	9.19	-	9.85
2018	21	13.83	-	15.64	331	3.67	1.10	-	1.70	(4.02)	-	(3.44)

Invesco V.I. Core Plus Bond Series II
2022	231	9.37	-	9.42	2,177	0.57	1.29	-	1.99	(6.29)	-	(5.84)
2021	< 1	15.06	-	15.84	2	1.44	1.50	-	1.75	(2.73)	-	(2.48)
2020	< 1	15.49	-	16.24	2	1.79	1.50	-	1.75	7.43	-	7.70
2019	< 1	14.41	-	15.08	2	2.74	1.50	-	1.75	9.07	-	9.34
2018	< 1	13.22	-	13.79	2	3.43	1.50	-	1.75	(4.34)	-	(4.10)

Invesco V.I. Discovery Mid Cap Growth Series I
2022	65	11.65	-	11.84	947	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	70	17.16	-	17.34	1,479	—	1.10	-	1.70	17.09	-	17.80
2020	140	14.66	-	14.72	2,958	0.03	1.10	-	1.70	46.59	-	47.18
2019	90	17.78	-	17.78	1,601	—	1.25	-	1.25	37.63	-	37.63
2018	93	12.92	-	12.92	1,197	—	1.25	-	1.25	(7.26)	-	(7.26)

Invesco V.I. Discovery Mid Cap Growth Series II
2022	73	26.97	-	42.35	1,952	—	1.29	-	1.99	(32.50)	-	(32.02)
2021	82	39.95	-	62.29	3,280	—	1.29	-	1.99	16.44	-	17.26
2020	76	34.31	-	53.12	2,738	—	1.29	-	1.99	37.46	-	46.64
2019	44	27.70	-	38.37	1,618	—	1.29	-	1.99	36.25	-	37.22
2018	51	24.92	-	27.96	1,368	—	1.29	-	1.99	(8.17)	-	(7.52)

Invesco V.I. Diversified Dividend Series I
2022	54	88.33	-	92.02	5,071	1.88	1.00	-	1.48	(3.12)	-	(2.66)
2021	55	90.74	-	94.99	5,384	2.11	1.00	-	1.48	17.15	-	17.71
2020	62	77.09	-	81.09	5,155	3.04	1.00	-	1.48	(1.33)	-	(0.85)
2019	69	77.75	-	82.18	5,793	2.86	1.00	-	1.48	23.25	-	23.85
2018	76	62.78	-	66.67	5,156	2.38	1.00	-	1.48	(8.94)	-	(8.50)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Diversified Dividend Series II
2022	24	$28.46	-	32.08	$622	1.64%	1.29	-	1.89%	(3.77)	-	(3.18)%
2021	25	29.58	-	33.13	673	1.99	1.29	-	1.89	16.36	-	17.07
2020	26	25.42	-	28.30	585	2.87	1.29	-	1.89	(2.02)	-	(1.42)
2019	27	25.94	-	28.71	618	2.59	1.29	-	1.89	22.42	-	23.17
2018	33	21.19	-	23.31	620	2.12	1.29	-	1.89	(9.56)	-	(9.01)

Invesco V.I. Equally-Weighted S&P 500 Series I
2022	267	9.61	-	9.62	2,571	1.04	1.35	-	1.48	(3.93)	-	(3.84)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equally-Weighted S&P 500 Series II
2022	212	9.56	-	9.60	2,027	0.84	1.29	-	1.89	(4.39)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equity and Income Series I
2022	71	18.49	-	19.25	1,458	1.70	1.10	-	1.70	(9.07)	-	(8.52)
2021	79	20.21	-	21.17	1,763	1.93	1.10	-	1.70	16.65	-	17.35
2020	73	17.22	-	18.15	1,388	2.48	1.10	-	1.70	8.10	-	8.75
2019	79	15.83	-	16.79	1,368	2.53	1.10	-	1.70	18.34	-	19.05
2018	86	13.30	-	14.19	1,263	2.21	1.10	-	1.70	(11.04)	-	(10.50)

Invesco V.I. Equity and Income Series II
2022	34	24.94	-	27.94	934	1.41	1.29	-	1.89	(9.45)	-	(8.90)
2021	40	27.55	-	30.67	1,192	1.60	1.29	-	1.89	16.12	-	16.83
2020	46	23.72	-	26.26	1,186	2.23	1.29	-	1.89	7.58	-	8.24
2019	48	22.05	-	28.24	1,161	2.27	1.29	-	1.89	17.75	-	18.46
2018	53	18.73	-	20.48	1,088	1.89	1.29	-	1.89	(11.44)	-	(10.90)

Invesco V.I. EQV International Equity Fund Series I
2022	44	17.21	-	25.25	866	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	48	21.30	-	31.44	1,164	1.14	1.10	-	1.70	4.10	-	4.73
2020	87	20.34	-	30.20	1,978	2.41	1.10	-	1.70	12.07	-	12.75
2019	92	18.04	-	26.94	1,850	1.60	1.10	-	1.70	26.41	-	27.17
2018	95	14.18	-	21.32	1,533	2.05	1.10	-	1.70	(16.42)	-	(15.91)

Invesco V.I. EQV International Equity Series II
2022	1	11.22	-	24.70	33	1.37	1.45	-	1.89	(20.04)	-	(19.68)
2021	2	14.03	-	31.69	44	0.78	1.30	-	1.89	3.62	-	4.24
2020	11	13.54	-	30.40	324	2.16	1.30	-	1.89	11.60	-	12.27
2019	11	12.14	-	27.08	295	1.25	1.30	-	1.89	25.82	-	26.58
2018	14	9.65	-	21.39	260	1.82	1.30	-	1.89	(16.81)	-	(16.31)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Core Equity Series I
2022	27	$31.05	-	35.59	883	0.34%	1.00	-	1.48%	(23.02)	-	(22.65)%
2021	29	40.34	-	46.01	1,209	0.96	1.00	-	1.48	14.27	-	14.82
2020	31	35.30	-	40.07	1,137	1.37	1.00	-	1.48	11.57	-	12.10
2019	32	31.64	-	35.75	1,048	1.39	1.00	-	1.48	23.36	-	23.95
2018	36	25.65	-	28.84	938	1.02	1.00	-	1.48	(16.57)	-	(16.16)

Invesco V.I. Global Core Equity Series II
2022	9	18.54	-	20.90	167	0.02	1.29	-	1.89	(23.62)	-	(23.16)
2021	10	24.28	-	27.20	239	0.74	1.29	-	1.89	13.53	-	14.22
2020	10	21.38	-	23.81	215	1.10	1.29	-	1.89	10.91	-	11.58
2019	11	19.28	-	21.34	201	1.10	1.29	-	1.89	22.47	-	23.21
2018	13	15.74	-	17.32	197	0.81	1.29	-	1.89	(17.15)	-	(16.64)

Invesco V.I. Global Series I
2022	15	28.04	-	28.04	426	—	1.25	-	1.25	(32.61)	-	(32.61)
2021	15	41.61	-	41.61	641	—	1.25	-	1.25	14.06	-	14.06
2020	16	36.48	-	36.48	591	0.70	1.25	-	1.25	26.05	-	26.05
2019	18	28.94	-	28.94	515	0.90	1.25	-	1.25	30.15	-	30.15
2018	19	22.24	-	22.24	413	0.99	1.25	-	1.25	(14.26)	-	(14.26)

Invesco V.I. Global Series II
2022	24	36.22	-	41.80	948	—	1.29	-	1.99	(33.29)	-	(32.81)
2021	26	54.29	-	62.21	1,522	—	1.29	-	1.99	12.89	-	13.69
2020	27	48.09	-	54.72	1,389	0.43	1.29	-	1.99	24.81	-	25.70
2019	35	27.60	-	43.54	1,397	0.63	1.29	-	1.99	28.85	-	29.76
2018	41	29.91	-	33.55	1,253	0.75	1.29	-	1.99	(15.12)	-	(14.52)

Invesco V.I. Global Strategic Income Series I
2022	28	3.96	-	19.59	418	—	1.25	-	1.25	(12.56)	-	(12.56)
2021	29	4.52	-	22.40	494	4.54	1.25	-	1.25	(4.61)	-	(4.61)
2020	32	4.74	-	23.48	552	5.83	1.25	-	1.25	2.12	-	2.12
2019	34	4.64	-	23.00	568	3.99	1.25	-	1.25	9.43	-	9.43
2018	41	21.02	-	21.02	654	4.97	1.25	-	1.25	(5.59)	-	(5.59)

Invesco V.I. Global Strategic Income Series II
2022	285	14.84	-	17.13	4,604	—	1.29	-	1.99	(13.46)	-	(12.85)
2021	310	17.15	-	19.65	5,764	4.30	1.29	-	1.99	(5.48)	-	(4.80)
2020	321	18.15	-	20.65	6,264	5.34	1.29	-	1.99	0.95	-	1.67
2019	348	15.71	-	20.31	6,674	3.42	1.29	-	1.99	8.41	-	9.18
2018	390	16.58	-	18.60	6,864	4.45	1.29	-	1.99	(6.44)	-	(5.78)

Invesco V.I. Government Money Market Series I
2022	17	8.70	-	10.61	161	1.34	1.10	-	1.70	(0.25)	-	0.35
2021	20	8.72	-	10.58	194	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	22	8.87	-	10.69	209	0.30	1.10	-	1.70	(1.40)	-	(0.80)
2019	22	9.00	-	10.78	217	1.88	1.10	-	1.70	0.18	-	0.78
2018	23	8.98	-	10.70	226	1.42	1.10	-	1.70	(0.17)	-	0.43

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Series II
2022	< 1	$8.45	-	8.45	< 1	0.07%	1.70	-	1.70%	(0.45)	-	(0.45)%
2021	< 1	8.49	-	8.49	< 1	—	1.70	-	1.70	(1.68)	-	(1.68)
2020	< 1	8.63	-	8.63	< 1	—	1.70	-	1.70	(1.48)	-	(1.48)
2019	< 1	8.76	-	8.76	< 1	—	1.70	-	1.70	(0.07)	-	(0.07)
2018	< 1	8.77	-	8.77	< 1	—	1.70	-	1.70	(0.42)	-	(0.42)

Invesco V.I. Government Securities Series I
2022	30	12.52	-	15.66	455	1.77	1.10	-	1.50	(11.63)	-	(11.27)
2021	41	13.61	-	17.65	699	2.34	1.10	-	1.70	(3.91)	-	(3.34)
2020	47	14.16	-	18.26	807	2.39	1.10	-	1.70	4.48	-	5.11
2019	50	13.55	-	17.37	819	2.33	1.10	-	1.70	4.29	-	4.91
2018	68	13.00	-	16.56	1,075	2.15	1.10	-	1.70	(1.15)	-	(0.55)

Invesco V.I. Growth and Income Series II
2022	79	36.65	-	42.30	2,974	1.25	1.29	-	1.99	(7.86)	-	(7.21)
2021	84	39.78	-	45.58	3,442	1.34	1.29	-	1.99	25.65	-	26.54
2020	96	31.66	-	36.02	3,119	2.02	1.29	-	1.99	(0.17)	-	0.54
2019	103	24.00	-	35.83	3,361	1.52	1.29	-	1.99	22.37	-	23.24
2018	127	25.91	-	29.07	3,360	1.73	1.29	-	1.99	(15.32)	-	(14.71)

Invesco V.I. High Yield Series I
2022	18	18.82	-	21.78	369	4.61	1.10	-	1.70	(11.08)	-	(10.54)
2021	18	21.04	-	24.49	433	4.08	1.10	-	1.70	2.62	-	3.24
2020	48	20.38	-	23.86	1,035	6.01	1.10	-	1.70	1.58	-	2.19
2019	49	19.94	-	23.49	1,036	5.83	1.10	-	1.70	11.60	-	12.27
2018	51	17.76	-	21.05	971	4.99	1.10	-	1.70	(4.99)	-	(4.42)

Invesco V.I. High Yield Series II
2022	16	18.90	-	21.30	311	4.34	1.29	-	1.89	(11.25)	-	(10.71)
2021	18	21.29	-	23.85	375	4.60	1.29	-	1.89	2.05	-	2.66
2020	18	20.86	-	23.23	370	5.93	1.29	-	1.89	0.96	-	1.57
2019	19	20.66	-	22.87	394	5.73	1.29	-	1.89	11.03	-	11.70
2018	19	18.61	-	20.48	356	4.85	1.29	-	1.89	(5.43)	-	(4.85)

Invesco V.I. Main Street Mid Cap Series I
2022	11	29.20	-	36.29	357	0.35	1.10	-	1.70	(15.70)	-	(15.20)
2021	12	34.64	-	42.79	451	0.43	1.10	-	1.70	21.17	-	21.90
2020	13	28.59	-	35.10	419	0.73	1.10	-	1.70	7.41	-	8.05
2019	14	26.62	-	32.49	414	0.49	1.10	-	1.70	23.17	-	23.91
2018	16	21.61	-	26.22	371	0.51	1.10	-	1.70	(12.85)	-	(12.33)

Invesco V.I. Main Street Mid Cap Series II
2022	1	22.82	-	27.88	32	0.07	1.50	-	1.89	(16.06)	-	(15.73)
2021	1	27.18	-	33.08	45	0.25	1.50	-	1.89	20.55	-	21.04
2020	3	22.55	-	28.39	71	0.46	1.30	-	1.89	6.89	-	7.53
2019	3	21.10	-	26.40	73	0.20	1.30	-	1.89	22.68	-	23.42
2018	4	17.20	-	21.39	80	0.11	1.30	-	1.89	(13.27)	-	(12.75)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Series I
2022	42	$26.99	-	26.99	$1,123	1.48%	1.25	-	1.25%	(21.12)	-	(21.12)%
2021	44	34.22	-	34.22	1,504	0.68	1.25	-	1.25	25.99	-	25.99
2020	48	27.16	-	27.16	1,296	1.47	1.25	-	1.25	12.53	-	12.53
2019	54	24.13	-	24.13	1,299	1.08	1.25	-	1.25	30.44	-	30.44
2018	55	18.50	-	18.50	1,025	1.15	1.25	-	1.25	(9.04)	-	(9.04)

Invesco V.I. Main Street Series II
2022	187	34.05	-	39.29	6,931	1.11	1.29	-	1.99	(21.89)	-	(21.33)
2021	195	43.59	-	49.95	9,209	0.51	1.29	-	1.99	24.71	-	25.59
2020	214	34.95	-	39.77	8,041	1.16	1.29	-	1.99	11.44	-	12.23
2019	240	27.09	-	35.43	8,033	0.83	1.29	-	1.99	29.13	-	30.04
2018	281	24.29	-	27.25	7,272	0.91	1.29	-	1.99	(9.93)	-	(9.29)

Invesco V.I. Main Street Small Cap Series I
2022	10	40.85	-	40.85	411	0.49	1.25	-	1.25	(16.88)	-	(16.88)
2021	12	49.15	-	49.15	601	0.36	1.25	-	1.25	21.03	-	21.03
2020	13	40.61	-	40.61	533	0.61	1.25	-	1.25	18.44	-	18.44
2019	17	34.29	-	34.29	585	0.19	1.25	-	1.25	24.90	-	24.90
2018	19	27.45	-	27.45	516	0.29	1.25	-	1.25	(11.44)	-	(11.44)

Invesco V.I. Main Street Small Cap Series II
2022	49	48.53	-	56.00	2,543	0.25	1.29	-	1.99	(17.71)	-	(17.12)
2021	53	58.97	-	67.57	3,318	0.18	1.29	-	1.99	19.84	-	20.69
2020	57	49.20	-	55.99	2,944	0.37	1.29	-	1.99	17.26	-	18.10
2019	63	29.91	-	47.41	2,765	—	1.29	-	1.99	23.63	-	24.51
2018	71	33.94	-	38.08	2,499	0.06	1.29	-	1.99	(12.32)	-	(11.70)

Invesco V.I. S&P 500 Index Series I (sub-account merged on April 29, 2022)
2022	—	37.81	-	39.00	—	1.50	1.35	-	1.48	(13.45)	-	(13.41)
2021	74	43.68	-	45.05	3,297	1.28	1.35	-	1.48	26.39	-	26.55
2020	75	34.56	-	35.59	2,635	1.69	1.35	-	1.48	16.25	-	16.41
2019	82	29.73	-	30.58	2,468	1.40	1.35	-	1.48	28.98	-	29.14
2018	94	23.05	-	23.68	2,203	1.45	1.35	-	1.48	(6.21)	-	(6.08)

Invesco V.I. S&P 500 Index Series II (sub-account merged on April 29, 2022)
2022	—	41.17	-	46.21	—	1.06	1.29	-	1.89	(13.66)	-	(13.49)
2021	60	47.68	-	53.42	2,729	1.02	1.29	-	1.89	25.49	-	26.25
2020	66	38.00	-	42.31	2,367	1.47	1.29	-	1.89	15.48	-	16.18
2019	66	32.90	-	36.42	2,073	1.20	1.29	-	1.89	28.16	-	28.94
2018	72	25.67	-	28.24	1,755	1.28	1.29	-	1.89	(6.87)	-	(6.30)

Invesco V.I. Technology Series I
2022	11	31.14	-	33.56	333	—	1.10	-	1.50	(40.84)	-	(40.61)
2021	11	52.64	-	56.50	609	—	1.10	-	1.50	12.71	-	13.16
2020	12	46.71	-	49.93	561	—	1.10	-	1.50	43.94	-	44.52
2019	11	32.45	-	34.55	356	—	1.10	-	1.50	33.86	-	34.39
2018	11	24.24	-	25.71	273	—	1.10	-	1.50	(1.94)	-	(1.55)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Technology Series II
2022	5	$28.56	-	29.65	$145	—%	1.50	-	1.70%	(41.12)	-	(41.01)%
2021	5	48.52	-	50.26	246	—	1.50	-	1.70	12.16	-	12.38
2020	< 1	43.26	-	43.26	30	—	1.70	-	1.70	43.34	-	43.34
2019	< 1	30.18	-	30.18	20	—	1.70	-	1.70	33.28	-	33.28
2018	< 1	22.64	-	22.64	14	—	1.70	-	1.70	(2.39)	-	(2.39)

Lord Abbett Bond Debenture
2022	83	17.74	-	20.33	1,626	4.25	1.29	-	1.99	(14.53)	-	(13.92)
2021	91	20.75	-	23.62	2,078	2.99	1.29	-	1.99	1.23	-	1.95
2020	94	20.50	-	23.17	2,093	3.77	1.29	-	1.99	5.18	-	5.92
2019	101	19.49	-	21.87	2,132	3.67	1.29	-	1.99	11.11	-	11.89
2018	112	17.54	-	19.41	2,121	4.04	1.29	-	1.99	(5.93)	-	(5.26)

Lord Abbett Fundamental Equity
2022	23	26.15	-	29.77	670	1.05	1.29	-	1.99	(13.73)	-	(13.11)
2021	25	30.31	-	34.26	832	0.82	1.29	-	1.99	24.79	-	25.67
2020	28	24.29	-	27.26	742	1.27	1.29	-	1.99	(0.25)	-	0.46
2019	29	24.35	-	27.13	755	1.26	1.29	-	1.99	19.11	-	19.95
2018	31	20.44	-	22.62	689	1.44	1.29	-	1.99	(9.99)	-	(9.35)

Lord Abbett Growth and Income
2022	38	23.03	-	25.74	949	1.51	1.29	-	1.89	(11.14)	-	(10.60)
2021	34	25.92	-	28.79	950	0.99	1.29	-	1.89	26.59	-	27.36
2020	43	20.48	-	22.61	943	1.72	1.29	-	1.89	0.76	-	1.37
2019	43	20.32	-	22.30	937	1.57	1.29	-	1.89	20.19	-	20.92
2018	52	16.91	-	18.44	931	1.33	1.29	-	1.89	(9.88)	-	(9.33)

Lord Abbett Growth Opportunities
2022	24	29.67	-	33.77	771	—	1.29	-	1.99	(33.87)	-	(33.40)
2021	23	44.86	-	50.71	1,138	—	1.29	-	1.99	4.34	-	5.09
2020	25	42.99	-	48.26	1,186	—	1.29	-	1.99	36.62	-	37.58
2019	31	31.47	-	35.07	1,050	—	1.29	-	1.99	33.66	-	34.61
2018	37	23.55	-	26.06	929	—	1.29	-	1.99	(4.83)	-	(4.15)

Lord Abbett Mid Cap Stock
2022	69	21.66	-	24.20	1,601	0.80	1.29	-	1.89	(12.88)	-	(12.36)
2021	75	24.86	-	27.61	1,978	0.58	1.29	-	1.89	26.27	-	27.04
2020	81	19.69	-	21.74	1,682	1.12	1.29	-	1.89	0.57	-	1.18
2019	85	19.58	-	21.48	1,763	0.87	1.29	-	1.89	20.33	-	21.06
2018	97	16.04	-	17.74	1,662	0.65	1.29	-	1.99	(16.73)	-	(16.14)

LVIP Delaware Smid Cap Core Series Standard Class
2022	10	33.62	-	33.62	325	0.45	1.25	-	1.25	(14.80)	-	(14.80)
2021	10	39.45	-	39.45	382	0.99	1.25	-	1.25	21.65	-	21.65
2020	10	32.43	-	32.43	339	0.55	1.25	-	1.25	9.70	-	9.70
2019	10	29.56	-	29.56	308	0.56	1.25	-	1.25	28.02	-	28.02
2018	12	23.09	-	23.09	270	0.18	1.25	-	1.25	(13.22)	-	(13.22)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT High Yield Initial Class
2022	5	$21.32	-	21.32	$117	5.60%	1.25	-	1.25%	(11.62)	-	(11.62)%
2021	6	24.12	-	24.12	134	4.90	1.25	-	1.25	2.20	-	2.20
2020	6	23.60	-	23.60	152	5.23	1.25	-	1.25	3.78	-	3.78
2019	11	22.75	-	22.75	253	5.73	1.25	-	1.25	13.38	-	13.38
2018	12	20.06	-	20.06	231	5.62	1.25	-	1.25	(4.29)	-	(4.29)

MFS VIT Investors Trust Initial Class
2022	5	28.99	-	28.99	151	0.67	1.25	-	1.25	(17.52)	-	(17.52)
2021	5	35.15	-	35.15	186	0.63	1.25	-	1.25	25.24	-	25.24
2020	5	28.06	-	28.06	149	0.63	1.25	-	1.25	12.45	-	12.45
2019	6	24.96	-	24.96	141	0.59	1.25	-	1.25	29.95	-	29.95
2018	9	19.20	-	19.20	181	0.58	1.25	-	1.25	(6.67)	-	(6.67)

MFS VIT New Discovery Initial Class
2022	6	29.01	-	29.01	179	—	1.25	-	1.25	(30.63)	-	(30.63)
2021	7	41.82	-	41.82	285	—	1.25	-	1.25	0.53	-	0.53
2020	8	41.60	-	41.60	333	—	1.25	-	1.25	44.08	-	44.08
2019	11	28.87	-	28.87	304	—	1.25	-	1.25	39.94	-	39.94
2018	11	20.63	-	20.63	237	—	1.25	-	1.25	(2.71)	-	(2.71)

MFS VIT Total Return Bond Initial Class
2022	10	19.11	-	19.11	198	2.74	1.25	-	1.25	(15.00)	-	(15.00)
2021	11	22.48	-	22.48	241	2.70	1.25	-	1.25	(2.05)	-	(2.05)
2020	11	22.95	-	22.95	248	3.48	1.25	-	1.25	7.12	-	7.12
2019	12	21.42	-	21.42	267	3.42	1.25	-	1.25	8.84	-	8.84
2018	13	19.68	-	19.68	256	3.12	1.25	-	1.25	(2.32)	-	(2.32)

Morgan Stanley VIF Discovery Class I
2022	6	34.94	-	36.64	202	—	1.35	-	1.58	(63.55)	-	(63.46)
2021	6	95.85	-	100.28	561	—	1.35	-	1.58	(12.46)	-	(12.25)
2020	6	109.49	-	114.29	721	—	1.35	-	1.58	148.35	-	148.93
2019	10	44.08	-	45.91	446	—	1.35	-	1.58	37.91	-	38.23
2018	11	31.97	-	33.22	358	—	1.35	-	1.58	8.90	-	9.16

Morgan Stanley VIF Discovery Class II
2022	42	21.08	-	23.33	1,162	—	1.29	-	1.89	(63.67)	-	(63.45)
2021	33	58.03	-	63.83	2,646	—	1.29	-	1.89	(12.87)	-	(12.34)
2020	34	66.60	-	72.82	3,093	—	1.29	-	1.89	147.31	-	148.80
2019	46	26.93	-	58.27	1,626	—	1.29	-	1.89	37.33	-	38.16
2018	60	19.61	-	21.18	1,465	—	1.29	-	1.89	8.43	-	9.10

Morgan Stanley VIF Emerging Markets Debt Class II
2022	29	14.17	-	24.34	667	7.66	1.29	-	1.99	(20.42)	-	(19.85)
2021	29	17.80	-	30.36	850	5.02	1.29	-	1.99	(3.91)	-	(3.23)
2020	34	18.53	-	31.38	1,013	4.55	1.29	-	1.99	3.44	-	4.17
2019	36	17.91	-	30.12	1,049	5.37	1.29	-	1.99	11.91	-	12.70
2018	40	16.00	-	26.73	1,026	5.64	1.29	-	1.99	(8.89)	-	(8.25)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Equity Class I
2022	6	$21.09	-	29.09	$146	0.44%	1.35	-	1.58%	(26.26)	-	(26.09)%
2021	7	28.60	-	39.35	208	0.79	1.35	-	1.58	1.37	-	1.61
2020	7	28.21	-	38.73	228	1.28	1.35	-	1.58	12.65	-	12.90
2019	13	25.05	-	34.30	359	1.13	1.35	-	1.58	17.71	-	17.98
2018	16	21.28	-	29.08	373	0.43	1.35	-	1.58	(18.77)	-	(18.58)

Morgan Stanley VIF Emerging Markets Equity Class II
2022	< 1	29.65	-	33.42	13	0.32	1.29	-	1.89	(26.54)	-	(26.09)
2021	< 1	40.36	-	45.22	25	0.70	1.29	-	1.89	1.01	-	1.63
2020	1	39.96	-	44.49	61	1.34	1.29	-	1.89	12.21	-	12.89
2019	2	35.61	-	39.41	59	1.05	1.29	-	1.89	17.26	-	17.97
2018	3	30.37	-	33.41	84	0.38	1.29	-	1.89	(19.08)	-	(18.58)

Morgan Stanley VIF Global Franchise Class II
2022	33	38.72	-	54.29	1,407	0.61	1.29	-	1.99	(19.20)	-	(18.63)
2021	45	47.93	-	66.72	2,371	0.66	1.29	-	1.99	19.26	-	20.11
2020	51	40.19	-	55.55	2,265	0.85	1.29	-	1.99	10.96	-	11.75
2019	60	36.22	-	49.71	2,388	0.94	1.29	-	1.99	26.96	-	27.86
2018	72	28.53	-	31.74	2,262	1.03	1.29	-	1.99	(3.73)	-	(3.04)

Morgan Stanley VIF Global Infrastructure Class I
2022	16	71.10	-	81.55	1,180	2.89	1.00	-	1.48	(9.37)	-	(8.93)
2021	18	78.44	-	89.55	1,434	2.48	1.00	-	1.48	12.58	-	13.12
2020	20	69.68	-	79.16	1,444	1.72	1.00	-	1.48	(2.60)	-	(2.13)
2019	24	71.54	-	80.89	1,801	2.70	1.00	-	1.48	26.42	-	27.03
2018	28	56.59	-	63.68	1,657	3.04	1.00	-	1.48	(9.21)	-	(8.77)

Morgan Stanley VIF Global Infrastructure Class II
2022	3	33.54	-	37.80	77	2.60	1.29	-	1.89	(10.04)	-	(9.50)
2021	4	37.28	-	41.77	98	2.36	1.29	-	1.89	11.86	-	12.54
2020	4	33.33	-	37.12	89	1.42	1.29	-	1.89	(3.29)	-	(2.71)
2019	4	34.47	-	38.15	93	2.52	1.29	-	1.89	25.46	-	26.22
2018	4	27.47	-	30.22	82	2.81	1.29	-	1.89	(9.63)	-	(9.08)

Morgan Stanley VIF Global Strategist Class I
2022	73	14.23	-	67.89	1,215	—	1.00	-	1.58	(18.24)	-	(17.77)
2021	80	17.41	-	82.56	1,627	1.79	1.00	-	1.58	6.67	-	7.29
2020	90	16.32	-	19.72	1,687	1.55	1.35	-	1.58	9.18	-	9.43
2019	99	14.95	-	70.07	1,698	1.88	1.00	-	1.58	15.92	-	16.60
2018	115	15.16	-	60.10	1,678	1.16	1.00	-	1.48	(7.89)	-	(7.44)

Morgan Stanley VIF Global Strategist Class II
2022	13	17.11	-	17.54	208	—	1.35	-	1.89	(18.63)	-	(18.18)
2021	13	20.91	-	21.56	263	1.75	1.35	-	1.89	6.18	-	6.77
2020	13	19.58	-	20.31	247	1.30	1.35	-	1.89	8.76	-	9.36
2019	14	17.91	-	18.67	245	1.76	1.35	-	1.89	15.52	-	16.16
2018	16	15.41	-	16.16	242	1.21	1.35	-	1.89	(8.42)	-	(7.91)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Class I
2022	148	$8.91	-	39.41	$5,204	—%	1.00	-	1.89%	(60.82)	-	(60.47)%
2021	156	22.54	-	100.60	13,894	—	1.00	-	1.89	(1.78)	-	(0.89)
2020	236	22.74	-	102.43	18,315	—	1.00	-	1.89	113.22	-	115.15
2019	264	10.57	-	48.04	9,610	—	1.00	-	1.89	5.69	-	29.32
2018	26	37.14	-	40.62	970	—	1.29	-	1.89	5.50	-	6.15

Morgan Stanley VIF Growth Class II
2022	60	37.78	-	48.64	1,212	—	1.29	-	1.99	(60.95)	-	(60.68)
2021	59	96.77	-	123.69	3,011	—	1.29	-	1.99	(2.13)	-	(1.44)
2020	63	98.87	-	125.49	3,303	—	1.29	-	1.99	112.48	-	113.98
2019	87	46.53	-	58.65	1,959	—	1.29	-	1.99	28.87	-	29.77
2018	13	36.11	-	39.14	522	—	1.29	-	1.99	5.16	-	5.91

Morgan Stanley VIF U.S. Real Estate Class I
2022	4	33.06	-	40.29	154	1.24	1.35	-	1.48	(28.13)	-	(28.03)
2021	5	45.99	-	55.99	238	2.08	1.35	-	1.48	37.75	-	37.93
2020	3	33.39	-	40.59	115	2.86	1.35	-	1.48	(18.07)	-	(17.97)
2019	4	40.75	-	49.48	162	1.84	1.35	-	1.48	17.19	-	17.34
2018	4	35.58	-	41.05	170	2.94	1.35	-	1.48	(9.08)	-	(8.96)

Morgan Stanley VIF U.S. Real Estate Class II
2022	41	30.46	-	35.15	1,370	0.97	1.29	-	1.99	(28.66)	-	(28.15)
2021	42	42.69	-	48.92	1,947	1.82	1.29	-	1.99	36.67	-	37.64
2020	52	31.24	-	35.54	1,750	2.51	1.29	-	1.99	(18.74)	-	(18.17)
2019	53	38.03	-	43.44	2,181	1.64	1.29	-	1.99	16.32	-	17.15
2018	61	33.05	-	37.08	2,148	2.43	1.29	-	1.99	(9.81)	-	(9.16)

Morgan Stanley VIS Income Plus Class X Shares
2022	38	39.24	-	40.65	1,531	1.83	1.35	-	1.48	(17.69)	-	(17.59)
2021	43	47.68	-	49.33	2,083	3.35	1.35	-	1.48	(3.31)	-	(3.18)
2020	45	49.31	-	50.95	2,270	3.25	1.35	-	1.48	9.00	-	9.14
2019	46	45.24	-	46.68	2,103	3.62	1.35	-	1.48	14.26	-	14.41
2018	53	39.59	-	40.80	2,153	3.62	1.35	-	1.48	(5.43)	-	(5.31)

Morgan Stanley VIS Income Plus Class Y Shares
2022	36	14.93	-	16.83	629	1.54	1.29	-	1.89	(18.23)	-	(17.73)
2021	41	18.26	-	20.46	862	3.14	1.29	-	1.89	(3.89)	-	(3.31)
2020	42	19.00	-	21.16	920	3.00	1.29	-	1.89	8.19	-	8.85
2019	46	17.56	-	19.44	931	3.24	1.29	-	1.89	13.60	-	14.28
2018	51	15.46	-	17.01	895	3.17	1.29	-	1.89	(6.12)	-	(5.55)

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2022	< 1	7.48	-	7.48	2	20.52	1.49	-	1.49	7.05	-	7.05
2021	< 1	6.99	-	6.99	2	4.13	1.49	-	1.49	31.13	-	31.13
2020	< 1	5.33	-	5.33	1	6.21	1.49	-	1.49	(0.28)	-	(0.28)
2019	< 1	5.05	-	5.34	1	4.22	1.49	-	1.89	9.25	-	9.70
2018	1	4.62	-	4.87	5	1.85	1.49	-	1.89	(15.83)	-	(15.48)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Emerging Markets Bond Advisor Class
2022	< 1	$15.17	-	15.17	$5	4.71%	1.49	-	1.49%	(17.05)	-	(17.05)%
2021	< 1	18.28	-	18.28	6	4.38	1.49	-	1.49	(4.10)	-	(4.10)
2020	< 1	19.07	-	19.07	6	4.72	1.49	-	1.49	5.01	-	5.01
2019	< 1	17.17	-	18.16	16	4.32	1.49	-	1.89	12.49	-	12.95
2018	1	15.27	-	16.07	20	3.95	1.49	-	1.89	(6.63)	-	(6.25)

PIMCO VIT Real Return Advisor Class
2022	6	12.83	-	14.20	80	6.89	1.29	-	1.89	(13.65)	-	(13.12)
2021	7	14.86	-	16.34	109	4.68	1.29	-	1.89	3.49	-	4.12
2020	9	14.35	-	15.69	134	1.31	1.29	-	1.89	9.50	-	10.16
2019	9	13.11	-	14.25	129	1.56	1.29	-	1.89	6.29	-	6.93
2018	11	12.33	-	13.32	139	2.37	1.29	-	1.89	(4.16)	-	(3.57)

PIMCO VIT Total Return Advisor Class
2022	6	13.06	-	13.98	78	2.46	1.49	-	1.89	(16.00)	-	(15.66)
2021	8	15.55	-	17.10	127	1.71	1.29	-	1.89	(3.22)	-	(2.64)
2020	13	16.07	-	17.57	211	2.03	1.29	-	1.89	6.50	-	7.14
2019	15	15.09	-	16.40	226	2.91	1.29	-	1.89	6.21	-	6.85
2018	20	14.20	-	15.34	292	2.43	1.29	-	1.89	(2.51)	-	(1.92)

Putnam VT Diversified Income Class IB
2022	45	17.46	-	18.71	844	6.62	1.25	-	1.65	(3.95)	-	(3.56)
2021	53	18.18	-	19.40	1,021	0.66	1.25	-	1.65	(8.48)	-	(8.11)
2020	57	19.86	-	21.11	1,190	7.88	1.25	-	1.65	(2.53)	-	(2.14)
2019	68	20.38	-	21.58	1,450	3.31	1.25	-	1.65	9.40	-	9.84
2018	77	18.63	-	19.64	1,496	4.26	1.25	-	1.65	(2.62)	-	(2.23)

Putnam VT Emerging Markets Equity Fund Class IB
2022	21	7.31	-	15.35	314	—	1.25	-	1.60	(28.63)	-	(28.38)
2021	28	10.24	-	21.44	586	0.48	1.25	-	1.60	(5.72)	-	(5.39)
2020	28	12.61	-	22.66	632	0.04	1.25	-	1.65	25.83	-	26.34
2019	32	10.02	-	17.93	559	—	1.25	-	1.65	22.87	-	23.37
2018	41	8.16	-	14.54	544	—	1.25	-	1.65	(19.99)	-	(19.66)

Putnam VT Focused International Equity Class IB
2022	94	10.59	-	16.49	1,415	1.80	1.25	-	1.79	(19.65)	-	(19.22)
2021	112	13.18	-	20.42	2,095	0.76	1.25	-	1.79	10.57	-	11.17
2020	121	11.92	-	18.36	2,048	0.17	1.25	-	1.79	8.10	-	8.69
2019	134	11.03	-	16.90	2,106	—	1.25	-	1.79	10.02	-	25.01
2018	93	8.28	-	13.51	1,222	0.33	1.25	-	1.60	(13.84)	-	(13.53)

Putnam VT George Putnam Balanced Class IB
2022	117	20.34	-	21.18	2,565	0.90	1.25	-	1.89	(17.57)	-	(17.04)
2021	129	24.68	-	25.54	3,398	0.87	1.25	-	1.89	11.81	-	12.53
2020	152	22.07	-	22.69	3,539	1.18	1.25	-	1.89	13.23	-	13.96
2019	175	19.49	-	20.83	3,562	1.41	1.25	-	1.89	21.67	-	22.45
2018	192	16.26	-	17.12	3,200	0.71	1.25	-	1.89	(4.98)	-	(4.36)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Global Asset Allocation Class IB
2022	62	$22.31	-	25.42	$1,522	1.35%	1.25	-	1.99%	(17.69)	-	(17.08)%
2021	69	26.90	-	30.88	2,057	0.70	1.25	-	1.99	11.69	-	12.53
2020	75	23.91	-	27.65	2,015	1.83	1.25	-	1.99	10.08	-	10.91
2019	86	21.55	-	25.12	2,072	1.43	1.25	-	1.99	14.81	-	15.67
2018	93	18.63	-	21.88	1,937	1.89	1.25	-	1.99	(9.11)	-	(8.42)

Putnam VT Global Health Care Class IB
2022	49	42.15	-	45.68	2,154	0.41	1.25	-	1.99	(6.56)	-	(5.86)
2021	48	45.11	-	48.53	2,249	1.10	1.25	-	1.99	17.03	-	17.91
2020	51	38.55	-	41.16	2,047	0.49	1.25	-	1.99	13.97	-	14.82
2019	56	33.82	-	35.84	1,945	—	1.25	-	1.99	27.71	-	28.66
2018	60	26.48	-	27.86	1,622	1.01	1.25	-	1.99	(2.58)	-	(1.84)

Putnam VT Government Money Market Class IB
2022	614	8.14	-	10.37	5,536	1.06	1.25	-	1.99	(0.88)	-	(0.14)
2021	687	8.21	-	10.39	6,224	0.01	1.25	-	1.99	(1.97)	-	(1.24)
2020	666	8.38	-	10.52	6,119	0.19	1.25	-	1.99	(1.80)	-	(1.06)
2019	636	8.53	-	10.63	5,951	1.55	1.25	-	1.99	(0.46)	-	0.28
2018	710	8.57	-	10.60	6,629	1.15	1.25	-	1.99	(0.84)	-	(0.09)

Putnam VT Growth Opportunities Class IB
2022	465	16.89	-	19.43	8,049	—	1.25	-	1.89	(31.81)	-	(31.37)
2021	508	28.49	-	30.10	12,886	—	0.83	-	1.89	20.35	-	21.64
2020	535	23.68	-	24.75	11,205	0.04	0.83	-	1.89	36.10	-	37.56
2019	584	17.40	-	17.99	8,891	0.13	0.83	-	1.89	34.17	-	35.61
2018	656	12.97	-	13.26	7,414	—	0.83	-	1.89	0.44	-	1.53

Putnam VT High Yield Class IB
2022	60	23.55	-	24.16	1,546	5.32	1.25	-	1.99	(13.35)	-	(12.71)
2021	68	26.97	-	27.89	2,003	4.87	1.25	-	1.99	2.89	-	3.66
2020	81	26.02	-	27.10	2,245	5.72	1.25	-	1.99	3.12	-	3.89
2019	90	25.05	-	26.28	2,383	5.97	1.25	-	1.99	12.13	-	12.97
2018	106	22.17	-	23.44	2,485	5.91	1.25	-	1.99	(5.98)	-	(5.27)

Putnam VT Income Class IB
2022	246	13.38	-	17.82	3,817	5.72	1.25	-	1.99	(15.52)	-	(14.89)
2021	271	15.84	-	20.94	4,943	1.36	1.25	-	1.99	(6.48)	-	(5.78)
2020	275	16.93	-	22.22	5,318	4.74	1.25	-	1.99	3.63	-	4.41
2019	281	16.34	-	21.28	5,193	3.30	1.25	-	1.99	9.67	-	10.49
2018	334	14.90	-	19.26	5,614	3.17	1.25	-	1.99	(1.80)	-	(1.06)

Putnam VT International Equity Class IB
2022	169	17.91	-	19.20	2,943	1.54	1.25	-	1.89	(16.37)	-	(15.83)
2021	180	21.28	-	22.95	3,740	1.12	1.25	-	1.89	6.77	-	7.46
2020	172	19.80	-	21.50	3,464	1.69	1.25	-	1.89	9.98	-	10.69
2019	201	17.89	-	20.68	3,581	1.40	1.25	-	1.89	22.80	-	23.59
2018	215	14.47	-	16.84	3,172	1.40	1.25	-	1.89	(20.65)	-	(20.13)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT International Value Class IB
2022	28	$14.14	-	16.99	$471	2.01%	1.25	-	1.65%	(8.34)	-	(7.97)%
2021	30	15.43	-	18.46	536	2.02	1.25	-	1.65	13.05	-	13.50
2020	32	13.65	-	16.26	503	2.45	1.25	-	1.65	2.23	-	2.64
2019	34	13.35	-	15.84	523	2.63	1.25	-	1.65	18.24	-	18.72
2018	39	11.29	-	13.35	508	2.12	1.25	-	1.65	(18.98)	-	(18.65)

Putnam VT Large Cap Value Class IB
2022	304	39.81	-	50.14	13,795	1.50	1.25	-	1.99	(5.05)	-	(4.34)
2021	334	17.47	-	41.93	16,027	1.22	0.83	-	1.99	24.78	-	26.25
2020	367	13.84	-	33.60	13,894	1.73	0.83	-	1.99	3.70	-	4.93
2019	407	13.19	-	32.40	14,927	2.05	0.83	-	1.99	27.82	-	29.33
2018	460	10.20	-	25.35	13,098	0.72	0.83	-	1.99	(10.31)	-	(9.25)

Putnam VT Mortgage Securities Class IB
2022	40	14.64	-	16.15	645	9.49	1.25	-	1.60	(11.51)	-	(11.20)
2021	50	16.55	-	18.19	893	—	1.25	-	1.60	(5.30)	-	(4.97)
2020	54	17.47	-	19.14	1,025	9.57	1.25	-	1.60	(3.13)	-	(2.79)
2019	61	18.04	-	19.69	1,196	2.22	1.25	-	1.60	11.39	-	11.78
2018	67	16.19	-	17.61	1,167	2.77	1.25	-	1.60	(2.49)	-	(2.15)

Putnam VT Multi-Cap Core Class IB
2022	178	24.56	-	41.12	4,425	0.99	1.25	-	1.89	(17.35)	-	(16.82)
2021	189	29.52	-	49.75	5,596	0.64	1.25	-	1.89	28.54	-	29.37
2020	205	22.82	-	38.70	4,705	0.94	1.25	-	1.89	15.12	-	15.86
2019	226	19.70	-	33.62	4,489	1.16	1.25	-	1.89	29.15	-	29.99
2018	268	15.15	-	26.03	4,079	1.11	1.25	-	1.89	(9.38)	-	(8.79)

Putnam VT Research Class IB
2022	43	30.09	-	40.68	1,293	0.57	1.25	-	1.89	(18.84)	-	(18.31)
2021	45	36.83	-	50.13	1,668	0.10	1.25	-	1.89	21.80	-	22.58
2020	52	30.05	-	41.16	1,555	0.59	1.25	-	1.89	17.66	-	18.42
2019	61	25.37	-	34.98	1,550	1.15	1.25	-	1.89	30.73	-	31.57
2018	70	19.28	-	26.76	1,354	—	1.25	-	1.89	(6.52)	-	(5.91)

Putnam VT Small Cap Growth Class IB
2022	3	39.72	-	43.01	133	—	1.25	-	1.65	(29.48)	-	(29.20)
2021	3	56.32	-	60.74	190	—	1.25	-	1.65	12.00	-	12.45
2020	4	50.29	-	54.02	218	—	1.25	-	1.65	45.93	-	46.52
2019	5	34.46	-	36.87	170	—	1.25	-	1.65	35.19	-	35.73
2018	7	25.49	-	27.16	185	—	1.25	-	1.65	(15.27)	-	(14.92)

Putnam VT Small Cap Value Class IB
2022	41	43.09	-	51.67	1,872	0.17	1.25	-	1.65	(14.41)	-	(14.07)
2021	45	41.35	-	50.35	2,399	0.71	0.83	-	1.65	37.60	-	38.75
2020	45	29.80	-	36.59	1,787	1.13	0.83	-	1.65	2.25	-	3.10
2019	51	28.91	-	35.78	1,946	0.68	0.83	-	1.65	22.20	-	23.21
2018	57	23.46	-	29.28	1,770	0.42	0.83	-	1.65	(21.25)	-	(20.59)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Future Class IB
2022	8	$38.60	-	41.39	$320	—%	1.25	-	1.60%	(35.08)	-	(34.85)%
2021	8	59.46	-	63.53	517	—	1.25	-	1.60	4.38	-	4.75
2020	8	56.97	-	60.65	504	0.11	1.25	-	1.60	50.19	-	50.72
2019	9	37.93	-	40.24	359	0.60	1.25	-	1.60	27.94	-	28.39
2018	9	29.65	-	31.34	290	0.57	1.25	-	1.60	(6.47)	-	(6.14)

Putnam VT Sustainable Leaders Class IB
2022	237	29.48	-	48.63	6,957	0.55	1.25	-	1.99	(24.44)	-	(23.87)
2021	259	38.73	-	64.36	9,999	0.14	1.25	-	1.99	21.08	-	21.99
2020	276	31.75	-	53.15	8,739	0.42	1.25	-	1.99	26.19	-	27.14
2019	308	24.97	-	42.12	7,696	0.46	1.25	-	1.99	33.65	-	34.65
2018	355	18.54	-	31.52	6,485	—	1.25	-	1.99	(3.49)	-	(2.76)

Templeton Developing Markets VIP Class 2
2022	22	30.47	-	35.17	693	2.61	1.29	-	1.99	(23.53)	-	(22.99)
2021	22	39.85	-	45.66	895	0.88	1.29	-	1.99	(7.61)	-	(6.95)
2020	23	43.13	-	49.08	1,018	4.15	1.29	-	1.99	14.86	-	15.67
2019	27	20.57	-	42.43	1,041	0.98	1.29	-	1.99	24.18	-	25.07
2018	29	30.24	-	33.92	902	0.87	1.29	-	1.99	(17.48)	-	(16.89)

Templeton Foreign VIP Class 2
2022	203	13.64	-	14.32	3,847	3.04	1.25	-	1.89	(9.34)	-	(8.75)
2021	225	15.05	-	15.70	4,696	1.82	1.25	-	1.89	2.20	-	2.86
2020	235	14.72	-	15.26	4,777	3.38	1.25	-	1.89	(3.02)	-	(2.39)
2019	232	15.18	-	20.87	4,824	1.73	1.25	-	1.89	10.41	-	11.13
2018	270	14.07	-	18.59	5,030	2.62	1.25	-	1.99	(17.13)	-	(16.50)